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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: July 31

Date of reporting period: April 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Government Money Market Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 11.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 04/28/17, matures 05/01/17
repurchase price $75,004,938 (collateralized by US Treasury Securities, Total Market Value $76,500,000)
	0.790%	75,000,000	75,000,000
Tri-party TD Securities (USA) LLC
dated 04/28/17, matures 05/01/17
repurchase price $34,602,307 (collateralized by US Treasury Securities, Total Market Value $35,292,061)
	0.800%	34,600,000	34,600,000
Total Repurchase Agreements (Cost $109,600,000)			109,600,000

U.S. Government & Agency Obligations 70.1%

Federal Agricultural Mortgage Corp. Discount Notes
05/03/17	0.590%	5,000,000	4,999,594
05/18/17	0.730%	7,000,000	6,997,192
Federal Home Loan Banks
05/25/17	0.750%	32,000,000	32,000,000
09/27/17	0.750%	16,000,000	16,000,000
Federal Home Loan Banks Discount Notes
05/01/17	0.510%	21,000,000	20,999,125
05/02/17	0.570%	17,000,000	16,998,938
05/03/17	0.610%	14,500,000	14,498,789
05/04/17	0.640%	20,000,000	19,997,889
05/05/17	0.660%	24,700,000	24,696,871
05/08/17	0.560%	40,000,000	39,993,900
05/09/17	0.700%	24,500,000	24,494,828
05/10/17	0.710%	35,000,000	34,991,834
05/11/17	0.590%	30,000,000	29,993,750
05/12/17	0.720%	24,400,000	24,393,286
05/15/17	0.720%	27,000,000	26,990,982
05/16/17	0.730%	28,000,000	27,989,951
05/17/17	0.730%	15,000,000	14,994,300
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
05/19/17	0.730%	12,000,000	11,994,933
05/22/17	0.750%	15,000,000	14,992,621
05/23/17	0.740%	37,500,000	37,480,875
05/24/17	0.740%	9,000,000	8,995,281
05/26/17	0.740%	15,000,000	14,991,450
05/31/17	0.760%	21,000,000	20,985,627
06/01/17	0.750%	16,900,000	16,888,226
06/02/17	0.760%	7,000,000	6,994,909
06/07/17	0.750%	4,000,000	3,996,707
06/14/17	0.760%	33,000,000	32,967,532
06/20/17	0.780%	25,000,000	24,971,833
06/21/17	0.770%	10,000,000	9,988,664
06/22/17	0.780%	20,000,000	19,976,600
06/26/17	0.790%	36,000,000	35,954,180
06/30/17	0.800%	15,000,000	14,979,333
Total U.S. Government & Agency Obligations (Cost $657,190,000)			657,190,000

U.S. Treasury Obligations 14.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
04/30/17	0.896%	24,000,000	23,999,991
07/31/17	0.899%	35,000,000	34,990,274
10/31/17	0.990%	40,000,000	39,993,452
01/31/18	1.094%	35,000,000	35,022,653
Total U.S. Treasury Obligations (Cost $134,006,370)			134,006,370

Total Investments (Cost: $900,796,370)	900,796,370
Other Assets & Liabilities, Net	36,740,171
Net Assets	937,536,541

Notes to Portfolio of Investments
(a)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the cost of investments for federal income tax purposes was approximately $900,796,000.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Columbia Government Money Market Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Government Money Market Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	109,600,000	—	109,600,000
U.S. Government & Agency Obligations	—	657,190,000	—	657,190,000
U.S. Treasury Obligations	—	134,006,370	—	134,006,370
Total Investments	—	900,796,370	—	900,796,370
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Government Money Market Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 5.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 1.2%
Massachusetts Health & Educational Facilities Authority(a)
Revenue Bonds
Baystate Medical Center Series 2012G
07/01/26	0.850%	5,000,000	5,000,000
Tufts University VRDN Series 2012G
02/15/26	0.830%	6,000,000	6,000,000
Total			11,000,000
New Hampshire 0.5%
New Hampshire Health & Education Facilities Authority Act(a)
Revenue Bonds
University of New Hampshire VRDN Series 2012B-2
07/01/33	0.850%	4,500,000	4,500,000
New York 2.9%
City of New York(a)
General Obligation Unlimited Notes
VRDN Subordinated Series 2013-D3
08/01/38	0.890%	4,200,000	4,200,000
New York City Transitional Finance Authority Future Tax Secured(a)
Revenue Bonds
Future Tax VRDN Subordinated Series 2012C
11/01/36	0.890%	4,000,000	4,000,000
New York City Transitional Finance Authority Future Tax Secured(a),(b)
Revenue Bonds
NYC Recovery VRDN Subordinated Series 2002-3-3H (Royal Bank of Canada)
11/01/22	0.860%	6,250,000	6,250,000
VRDN Subordinated Series 2015 (Royal Bank of Canada)
08/01/41	0.860%	3,000,000	3,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution VRDN Series 2016BB (State Street Bank and Trust Co.)
06/15/49	0.850%	7,000,000	7,000,000
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution Fiscal 2015 VRDN Series 2015
06/15/48	0.860%	2,700,000	2,700,000
Total			27,150,000
Floating Rate Notes (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Utah 0.9%
City of Murray(a)
Revenue Bonds
IHC Health Services, Inc. Series 2005A
05/15/37	0.840%	7,830,000	7,830,000
Total Floating Rate Notes (Cost $50,480,000)			50,480,000

Municipal Bonds 94.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.6%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama Series 2015
06/01/34	5.000%	4,000,000	4,476,320
County of Jefferson
Revenue Bonds
Series 2004A
01/01/23	5.250%	1,500,000	1,505,055
Total			5,981,375
Alaska 0.7%
City of Koyukuk
Prerefunded 10/01/19 Revenue Bonds
Tanana Chiefs Conference Health Care Series 2011
10/01/32	7.500%	3,665,000	4,210,865
Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	2,000,000	2,309,780
Total			6,520,645
Arizona 1.6%
Arizona Health Facilities Authority
Prerefunded 01/01/18 Revenue Bonds
Banner Health Series 2008D
01/01/32	5.375%	1,900,000	1,957,722
Industrial Development Authority of the County of Pima (The)(c)
Refunding Revenue Bonds
American Leadership Academy Series 2015
06/15/45	5.625%	820,000	821,796
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Series 2016
02/15/46	5.000%	6,500,000	6,690,645

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(c)
Revenue Bonds
Christian Care Surprise, Inc. Series 2016
01/01/36	5.750%	1,600,000	1,522,544
Maricopa County Pollution Control Corp.
Refunding Revenue Bonds
Southern California Edison Co. Series 2000B
06/01/35	5.000%	2,225,000	2,419,576
University Medical Center Corp.
Prerefunded 07/01/19 Revenue Bonds
Series 2009
07/01/39	6.500%	1,000,000	1,115,030
Total			14,527,313
California 10.4%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities Series 2012
07/01/47	5.000%	4,100,000	4,320,785
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University Series 2017A
04/01/42	5.000%	3,750,000	4,171,538
California Health Facilities Financing Authority
Refunding Revenue Bonds
Adventist Health System West Series 2016
03/01/39	4.000%	2,200,000	2,229,392
California Health Facilities Financing Authority(d)
Revenue Bonds
Kaiser Permanente Subordinated Series 2017A-2
11/01/44	4.000%	4,280,000	4,309,232
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers Series 2017A
02/01/42	4.000%	3,000,000	3,004,680
Community Medical Centers Series 2017A
02/01/42	5.000%	1,500,000	1,651,965
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University Series 2016A
11/01/46	5.000%	1,000,000	1,022,790
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Julian Charter School Project Series 2015A
03/01/45	5.625%	4,000,000	3,991,280
California Pollution Control Financing Authority(a),(c),(d)
Revenue Bonds
Waste Management Project Series 2017 AMT
07/01/31	1.600%	5,000,000	5,000,300
California School Finance Authority(c)
Revenue Bonds
River Springs Charter School Project Series 2015
07/01/46	6.375%	3,000,000	3,091,050
River Springs Charter School Project Series 2015
07/01/46	6.375%	415,000	427,595
California State Public Works Board
Revenue Bonds
Judicial Council Projects Series 2011D
12/01/31	5.000%	5,000,000	5,629,100
Various Capital Projects Series 2012A
04/01/37	5.000%	650,000	721,351
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center Series 2014
12/01/54	5.500%	3,000,000	3,234,990
California Statewide Communities Development Authority(c)
Revenue Bonds
Loma Linda University Medical Center Series 2016A
12/01/46	5.000%	500,000	529,485
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien Series 2014C
01/15/33	6.250%	1,155,000	1,355,958
Series 2014A
01/15/46	5.750%	4,250,000	4,857,665
Glendale Unified School District(e)
Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/32	0.000%	1,000,000	532,360
Series 2015B
09/01/33	0.000%	1,100,000	553,014
Norman Y Mineta San Jose International Airport(f)
Refunding Revenue Bonds
Series 2017A AMT
03/01/41	5.000%	2,000,000	2,237,260

2	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien Series 2013B
06/01/29	0.000%	2,500,000	1,458,525
Rowland Water District
Prerefunded 12/01/18 Certificate of Participation
Recycled Water Project Series 2008
12/01/39	6.250%	1,500,000	1,627,815
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009A
05/15/34	5.250%	1,500,000	1,629,105
San Francisco City & County Redevelopment Agency
Prerefunded 08/01/19 Tax Allocation Bonds
Mission Bay South Redevelopment Project Series 2009D
08/01/31	6.500%	500,000	560,885
Santee CDC Successor Agency
Prerefunded 02/01/21 Tax Allocation Bonds
Santee Community Redevelopment Project Series 2011A
08/01/41	7.000%	2,000,000	2,418,260
State of California
Prerefunded 06/01/17 Unlimited General Obligation Bonds
Various Purpose Series 2007
06/01/37	5.000%	750,000	752,910
Various Purpose Series 2007
06/01/37	5.000%	485,000	486,882
Prerefunded 12/01/17 Unlimited General Obligation Bonds
Various Purpose Series 2007
12/01/37	5.000%	2,165,000	2,218,237
Various Purpose Series 2007
12/01/37	5.000%	775,000	794,057
Unlimited General Obligation Bonds
Various Purpose Series 2009
04/01/31	5.750%	15,000,000	16,344,450
Various Purpose Series 2010
03/01/30	5.250%	1,000,000	1,108,600
Various Purpose Series 2010
03/01/33	6.000%	5,625,000	6,343,313
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2012
04/01/35	5.250%	4,500,000	5,092,290
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/30	4.500%	2,035,000	2,040,169
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/29	5.300%	2,000	2,007
Various Purpose Series 2007
12/01/37	5.000%	60,000	61,316
West Covina Community Development Commission
Refunding Special Tax Bonds
Fashion Plaza Series 1996
09/01/17	6.000%	855,000	865,098
Total			96,675,709
Colorado 2.2%
Colorado Educational & Cultural Facilities Authority(c)
Improvement Refunding Revenue Bonds
Skyview Charter School Series 2014
07/01/44	5.375%	750,000	772,418
Skyview Charter School Series 2014
07/01/49	5.500%	700,000	724,192
Colorado Health Facilities Authority
Refunding Revenue Bonds
Covenant Retirement Communities Series 2015
12/01/35	5.000%	850,000	910,053
NCMC, Inc. Project Series 2016
05/15/31	4.000%	5,000,000	5,320,100
Unrefunded Revenue Bonds
Health Facilities Evangelical Lutheran Series 2005
06/01/23	5.250%	110,000	110,345
E-470 Public Highway Authority
Revenue Bonds
Series 2010C
09/01/26	5.375%	10,325,000	11,228,437
North Range Metropolitan District No. 2
Limited Tax General Obligation Bonds
Series 2007
12/15/27	5.500%	735,000	735,860
Series 2007
12/15/37	5.500%	820,000	819,959
Total			20,621,364

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.4%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital Series 2015
07/15/44	5.000%	2,910,000	3,223,727
Revenue Bonds
KIPP Charter School Series 2013
07/01/48	6.000%	300,000	344,178
Total			3,567,905
Florida 4.2%
Capital Trust Agency, Inc.(c)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project Series 2015
12/01/45	7.000%	1,335,000	1,322,024
Central Florida Expressway Authority
Refunding Revenue Bonds
Series 2016A
07/01/37	4.000%	10,000,000	10,278,300
County of Miami-Dade
Refunding Revenue Bonds
Series 2016B
04/01/32	4.000%	5,000,000	5,225,250
Florida Development Finance Corp.(c)
Revenue Bonds
Miami Arts Charter School Project Series 2014A
06/15/34	5.875%	415,000	423,678
Renaissance Charter School Series 2015
06/15/46	6.125%	980,000	991,535
Florida Development Finance Corp.(c),(d)
Revenue Bonds
Southwest Charter Foundation, Inc. Project Series 2017A
06/15/37	6.000%	2,150,000	2,142,367
Florida Municipal Loan Council(e)
Revenue Bonds
Capital Appreciation Series 2000A (NPFGC)
04/01/20	0.000%	2,525,000	2,343,276
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport Series 2015A
10/01/44	5.000%	2,220,000	2,417,846
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital Series 2017
08/01/47	4.000%	2,250,000	2,210,400
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/40	5.000%	1,000,000	1,091,070
Orange County Health Facilities Authority
Refunding Revenue Bonds
Mayflower Retirement Center Series 2012
06/01/36	5.000%	250,000	261,455
Revenue Bonds
Presbyterian Retirement Communities Series 2016
08/01/36	5.000%	2,000,000	2,158,180
Presbyterian Retirement Communities Series 2016
08/01/41	5.000%	2,000,000	2,137,380
Palm Beach County Health Facilities Authority
Prerefunded 11/15/20 Revenue Bonds
ACTS Retirement-Life Communities Series 2010
11/15/33	5.500%	5,000,000	5,709,300
Total			38,712,061
Georgia 2.2%
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/25	5.200%	2,665,000	3,103,233
DeKalb County Hospital Authority
Revenue Bonds
DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	6,250,000	6,781,312
Gainesville & Hall County Hospital Authority
Prerefunded 02/15/20 Revenue Bonds
Northeast Georgia Health System Series 2010A
02/15/45	5.500%	3,670,000	4,078,324
Refunding Revenue Bonds
Northeast Georgia Health System Project Series 2017
02/15/37	5.000%	4,280,000	4,752,127
Unrefunded Revenue Bonds
Northeast Georgia Health System Series 2010A
02/15/45	5.500%	1,330,000	1,439,725
Total			20,154,721

4	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hawaii 0.4%
Hawaii Pacific Health
Revenue Bonds
Series 2010A
07/01/40	5.500%	1,500,000	1,612,695
Series 2010B
07/01/30	5.625%	280,000	306,986
Series 2010B
07/01/40	5.750%	370,000	401,280
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui Series 2012
11/15/37	5.250%	705,000	749,161
Revenue Bonds
Hawaii Pacific University Series 2013A
07/01/33	6.625%	655,000	704,145
Total			3,774,267
Idaho 0.7%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project Series 2014A
10/01/44	8.000%	4,365,000	4,655,622
Terraces of Boise Project Series 2014A
10/01/49	8.125%	1,635,000	1,749,711
Total			6,405,333
Illinois 18.8%
Chicago Board of Education
Unlimited General Obligation Bonds
Project Series 2015C
12/01/39	5.250%	2,000,000	1,628,820
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien Series 2013B
01/01/35	5.250%	3,000,000	3,315,060
2nd Lien Series 2014B
01/01/35	5.000%	5,000,000	5,521,050
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien Series 2013
01/01/43	5.750%	2,285,000	2,567,426
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
General 3rd Lien Series 2011A
01/01/39	5.750%	1,820,000	2,050,958
Series 2015D
01/01/46	5.000%	4,390,000	4,863,900
Chicago O’Hare International Airport(f)
Revenue Bonds
Senior Lien Series 2017G AMT
01/01/42	5.000%	1,500,000	1,636,890
Senior Lien Series 2017G AMT
01/01/47	5.000%	1,000,000	1,082,860
Senior Lien Series 2017J AMT
01/01/37	5.000%	2,000,000	2,194,380
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/40	5.000%	1,650,000	1,777,380
City of Chicago
Refunding Revenue Bonds
Series 2002
01/01/33	5.000%	5,245,000	5,496,498
Series 2002
01/01/34	5.000%	1,000,000	1,043,960
Revenue Bonds
Asphalt Operating Services - Recovery Zone Facility Series 2010
12/01/18	6.125%	355,000	359,654
Unlimited General Obligation Bonds
Project Series 2011A
01/01/35	5.250%	4,500,000	4,408,335
Project Series 2011A
01/01/40	5.000%	6,020,000	5,661,870
Project Series 2012A
01/01/33	5.000%	5,000,000	4,815,500
Series 2009C
01/01/34	5.000%	1,890,000	1,813,455
Series 2009C
01/01/40	5.000%	3,500,000	3,291,785
Series 2015A
01/01/33	5.500%	1,350,000	1,353,240
Series 2017A
01/01/38	6.000%	4,185,000	4,375,125

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Project Series 2014A
01/01/35	5.000%	1,000,000	956,930
Project Series 2014A
01/01/36	5.000%	11,745,000	11,182,532
Series 2016C
01/01/35	5.000%	1,000,000	956,930
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien Series 2015C
01/01/39	5.000%	530,000	565,060
Revenue Bonds
2nd Lien Series 2012
01/01/25	5.000%	5,000,000	5,462,650
2nd Lien Series 2012
01/01/42	5.000%	5,000,000	5,258,900
2nd Lien Series 2014
01/01/34	5.000%	1,000,000	1,071,940
2nd Lien Series 2014
01/01/39	5.000%	2,000,000	2,124,460
City of Chicago Waterworks
Revenue Bonds
2nd Lien Series 2012
11/01/31	5.000%	2,000,000	2,157,420
2nd Lien Series 2014
11/01/44	5.000%	650,000	688,772
2nd Lien Series 2016
11/01/28	5.000%	860,000	963,062
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien Series 2015 (AGM)
03/01/40	4.000%	5,000,000	5,046,750
Illinois Finance Authority
Prerefunded 02/15/20 Revenue Bonds
Swedish Covenant Series 2010A
08/15/38	6.000%	2,475,000	2,798,037
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 05/01/19 Revenue Bonds
Rush University Medical Center Series 2009C
11/01/39	6.625%	2,150,000	2,385,403
Prerefunded 08/01/17 Revenue Bonds
Sherman Health System Series 2007A
08/01/37	5.500%	2,000,000	2,023,400
Prerefunded 08/15/19 Revenue Bonds
Silver Cross & Medical Centers Series 2009
08/15/38	6.875%	10,700,000	12,084,045
Prerefunded 11/15/19 Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	605,000	681,702
Refunding Revenue Bonds
OSF Healthcare System Series 2015A
11/15/45	5.000%	5,000,000	5,407,750
Rush University Medical Center Series 2015A
11/15/38	5.000%	2,750,000	2,980,862
Rush University Medical Center Series 2015B
11/15/39	5.000%	1,810,000	1,959,343
Silver Cross Hospital & Medical Centers Series 2015C
08/15/35	5.000%	1,500,000	1,619,235
Swedish Covenant Hospital Series 2016
08/15/35	5.000%	500,000	535,665
Swedish Covenant Hospital Series 2016
08/15/36	5.000%	1,000,000	1,067,340
Swedish Covenant Hospital Series 2016
08/15/37	5.000%	1,000,000	1,064,950
Revenue Bonds
Northwestern Memorial Hospital Series 2009A
08/15/30	5.750%	3,000,000	3,291,600
Unrefunded Revenue Bonds
Riverside Health System Series 2009
11/15/35	6.250%	395,000	432,869
Illinois Finance Authority(e)
Subordinated Revenue Bonds
Regency Series 1990-RMK Escrowed to Maturity
04/15/20	0.000%	13,745,000	13,176,507

6	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(e)
Revenue Bonds
Capital Appreciation Series 1993A Escrowed to Maturity (FGIC)
06/15/21	0.000%	1,870,000	1,755,631
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Refunding Bonds
Series 2016A
12/01/27	5.000%	5,000,000	5,964,350
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/35	4.000%	3,000,000	3,018,960
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/28	6.000%	5,000,000	5,687,950
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/26	5.500%	1,955,000	2,088,566
Series 2013
07/01/33	5.500%	5,000,000	5,203,750
Series 2013
07/01/38	5.500%	875,000	906,859
Series 2016
06/01/37	4.000%	2,500,000	2,170,950
Total			173,999,276
Indiana 0.6%
Hospital Authority of Vigo County(c)
Prerefunded 09/01/17 Revenue Bonds
Union Hospital, Inc. Series 2007
09/01/37	5.700%	1,050,000	1,067,073
Indiana Finance Authority
Refunding Revenue Bonds
Sisters of St. Francis Health Series 2008
11/01/32	5.375%	1,000,000	1,055,960
Revenue Bonds
BHI Senior Living Series 2016A
11/15/46	5.250%	2,500,000	2,648,150
Parkview Health System Series 2009A
05/01/31	5.750%	1,000,000	1,076,740
Total			5,847,923
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 1.2%
City of Coralville
Tax Allocation Bonds
Tax Increment Series 2007C
06/01/39	5.125%	2,425,000	2,250,909
Iowa Finance Authority
Refunding Revenue Bonds
Sunrise Retirement Community Series 2012
09/01/27	5.000%	1,000,000	996,740
Sunrise Retirement Community Series 2012
09/01/32	5.500%	1,500,000	1,509,525
Sunrise Retirement Community Series 2012
09/01/43	5.750%	830,000	835,611
Revenue Bonds
Genesis Health System Series 2013
07/01/33	5.000%	5,000,000	5,625,650
Total			11,218,435
Kansas 0.4%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System Series 2015
09/01/45	5.000%	3,725,000	4,123,203
Kentucky 1.0%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Medical Health System Series 2010B
03/01/40	6.375%	1,700,000	1,888,870
Revenue Bonds
Baptist Healthcare System Series 2009A
08/15/27	5.625%	1,000,000	1,046,380
Louisville Arena Subordinated Series 2008A-1 (AGM)
12/01/33	6.000%	800,000	832,616
Owensboro Medical Health System Series 2010A
03/01/45	6.500%	2,950,000	3,285,858

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc. Series 2016
10/01/34	4.000%	2,500,000	2,539,250
Total			9,592,974
Louisiana 2.0%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC Series 2011
07/01/36	6.000%	4,000,000	4,275,160
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue Bonds
Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	1,750,000	1,993,267
Louisiana Public Facilities Authority
Refunding Revenue Bonds
19th Judicial District Court Series 2015 (AGM)
06/01/36	5.000%	1,000,000	1,094,550
Ochsner Clinic Foundation Series 2016
05/15/36	4.000%	6,225,000	6,257,806
New Orleans Aviation Board
Revenue Bonds
Consolidated Rental Car Series 2009A
01/01/40	6.500%	4,600,000	4,939,158
Total			18,559,941
Maryland 0.4%
Maryland Economic Development Corp.(f)
Revenue Bonds
Purple Line Light Rail Project Series 2016 AMT
03/31/41	5.000%	2,400,000	2,608,392
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue Series 2015
07/01/40	5.000%	1,200,000	1,294,188
Total			3,902,580
Massachusetts 0.5%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/27	5.500%	500,000	628,180
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project Series 2016
10/01/41	5.000%	2,000,000	2,137,860
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center Series 2007E
07/15/37	5.000%	2,200,000	2,211,572
Total			4,977,612
Michigan 3.8%
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien Series 2012A
07/01/39	5.250%	1,700,000	1,833,773
City of Detroit Water Supply System
Revenue Bonds
Senior Lien Series 2011A
07/01/41	5.250%	1,500,000	1,629,600
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare Series 2014A
07/01/47	5.000%	505,000	546,673
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien Series 2016B
07/01/46	5.000%	6,615,000	7,166,029
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority Series 2014C-6
07/01/33	5.000%	430,000	473,744
Series 2015
11/15/45	5.000%	1,220,000	1,333,045
Revenue Bonds
Beaumont Health Credit Group Series 2016S
11/01/44	5.000%	7,500,000	8,234,775
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/34	5.000%	1,000,000	1,088,730
Local Government Loan Program - Great Lakes Water Authority Series 2015
07/01/35	5.000%	5,000,000	5,421,650

8	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/45	5.000%	6,455,000	7,027,946
Total			34,755,965
Minnesota 3.2%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/50	6.125%	3,000,000	3,065,400
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	2,000,000	2,023,820
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	1,000,000	976,190
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services Series 2008A
11/15/23	6.375%	1,000,000	1,082,310
Fairview Health Services Series 2008A
11/15/32	6.750%	1,000,000	1,087,890
City of North Oaks
Prerefunded 10/01/17 Revenue Bonds
Presbyterian Homes Series 2007
10/01/47	6.500%	5,000,000	5,117,050
Refunding Revenue Bonds
Waverly Gardens Project Series 2016
10/01/47	5.000%	4,000,000	4,025,240
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/30	5.750%	800,000	844,656
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services Series 2009
07/01/39	5.750%	2,350,000	2,584,718
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/40	5.000%	400,000	422,772
Minneapolis-St. Paul Metropolitan Airports Commission(f)
Refunding Revenue Bonds
Subordinated Series 2016D AMT
01/01/41	5.000%	750,000	829,297
Minnesota Higher Education Facilities Authority
Revenue Bonds
Augsburg College Series 2016A
05/01/46	5.000%	610,000	652,426
Hamline University 7th Series 2011K2
10/01/40	6.000%	2,250,000	2,499,120
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home Series 2010
03/01/35	6.350%	1,000,000	1,048,760
Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	700,000	735,567
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	2,850,000	2,635,138
Total			29,630,354
Mississippi 0.1%
Mississippi Business Finance Corp.
Revenue Bonds
Series 2009A
05/01/24	4.700%	925,000	972,526
Mississippi Home Corp.
Revenue Bonds
Series 2007E-1 (GNMA / FNMA)
12/01/37	5.850%	170,000	179,500
Total			1,152,026
Missouri 3.5%
Arnold Retail Corridor Transportation Development District
Revenue Bonds
Series 2010
05/01/38	6.650%	5,000,000	5,134,050

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Manchester
Refunding Tax Allocation Bonds
Highway 141/Manchester Road Project Series 2010
11/01/25	6.000%	335,000	340,541
City of St. Louis Airport
Revenue Bonds
Lambert-St. Louis International Airport Series 2009A-1
07/01/34	6.625%	5,000,000	5,528,600
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services Series 2011
02/01/41	6.000%	650,000	711,997
Lutheran Senior Services Series 2014
02/01/44	5.000%	2,275,000	2,387,794
Medical Research Lutheran Services Series 2016A
02/01/36	5.000%	1,000,000	1,061,820
Kirkwood Industrial Development Authority
Prerefunded 05/15/20 Revenue Bonds
Aberdeen Heights Series 2010A
05/15/39	8.250%	3,000,000	3,613,680
Refunding Revenue Bonds
Aberdeen Heights Project Series 2017
05/15/42	5.250%	1,260,000	1,307,804
Aberdeen Heights Project Series 2017
05/15/50	5.250%	500,000	516,550
Missouri Development Finance Board
Revenue Bonds
St. Joseph Sewage System Improvements Series 2011
05/01/31	5.250%	500,000	545,840
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/41	4.000%	5,000,000	5,080,000
St. Louis County Industrial Development Authority
Refunding & Improvement Revenue Bonds
Ranken-Jordan Project Series 2016
11/15/36	4.000%	1,000,000	891,080
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group Series 2015
12/01/35	5.000%	1,500,000	1,489,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Friendship Village Sunset Hills Series 2012
09/01/32	5.000%	1,120,000	1,199,464
Friendship Village Sunset Hills Series 2012
09/01/42	5.000%	2,000,000	2,105,060
Friendship Village Sunset Hills Series 2013A
09/01/23	5.000%	690,000	779,176
Total			32,692,626
Montana 0.1%
City of Kalispell(d)
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project Series 2017
05/15/52	5.250%	520,000	528,081
Nebraska 1.6%
Douglas County Hospital Authority No. 2
Revenue Bonds
Childrens Hospital Obligation Series 2017
11/15/47	5.000%	3,000,000	3,335,370
Madonna Rehabilitation Hospital Series 2014
05/15/44	5.000%	4,350,000	4,601,082
Unrefunded Revenue Bonds
Health Facilities-Children’s Hospital Medical Center Series 2008
08/15/31	6.125%	1,275,000	1,291,142
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System Series 2015
11/01/36	4.125%	2,000,000	2,038,840
Madison County Hospital Authority No. 1
Revenue Bonds
Faith Regional Health Services Project Series 2008A-1
07/01/33	6.000%	3,500,000	3,701,635
Total			14,968,069
Nevada 0.9%
Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center Series 2012
09/01/33	5.000%	2,600,000	2,776,644

10	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation
Revenue Bonds
Las Vegas-McCarran International Airport Series 2010A
07/01/34	5.125%	4,250,000	4,592,975
State of Nevada Department of Business & Industry(c)
Revenue Bonds
Somerset Academy Series 2015A
12/15/35	5.000%	570,000	567,914
Total			7,937,533
New Hampshire 0.1%
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital Series 2016
10/01/38	5.000%	850,000	922,429
New Jersey 1.1%
New Jersey Economic Development Authority
Revenue Bonds
MSU Student Housing Project-Provident Series 2010
06/01/31	5.750%	1,500,000	1,624,110
Provident Group-Kean Properties Series 2017
07/01/47	5.000%	500,000	530,850
Provident Group-Rowan Properties LLC Series 2015
01/01/48	5.000%	1,200,000	1,259,148
Series 2015WW
06/15/40	5.250%	375,000	382,181
New Jersey Housing & Mortgage Finance Agency(d),(f)
Refunding Revenue Bonds
Series 2017D AMT
11/01/37	4.250%	1,525,000	1,528,386
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation Program Series 2015AA
06/15/41	5.250%	5,000,000	5,135,850
Total			10,460,525
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council
Prerefunded 08/01/18 Revenue Bonds
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	1,480,000	1,578,938
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Presbyterian Healthcare Services Series 2008
08/01/32	6.375%	685,000	730,792
Total			2,309,730
New York 2.2%
Brooklyn Arena Local Development Corp.
Prerefunded 01/15/20 Revenue Bonds
Barclays Center Project Series 2009
07/15/30	6.000%	1,500,000	1,691,985
Refunding Revenue Bonds
Barclays Center Project Series 2016A
07/15/42	5.000%	450,000	491,584
Glen Cove Local Economic Assistance Corp.(a),(e)
Revenue Bonds
Garvies Point Series 2016 CABS
01/01/55	0.000%	2,500,000	1,828,275
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/32	0.000%	2,605,000	1,556,514
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System 2nd Generation Series 1993A
07/01/18	5.750%	2,385,000	2,451,446
New York Transportation Development Corp.(f)
Revenue Bonds
LaGuardia Airport Terminal B Redevelopment Series 2016 AMT
07/01/41	4.000%	5,925,000	5,706,604
Port Authority of New York & New Jersey
Revenue Bonds
JFK International Air Terminal Series 2010
12/01/42	6.000%	5,000,000	5,613,900
Westchester County Healthcare Corp.
Prerefunded 11/01/20 Revenue Bonds
Senior Lien Series 2010C
11/01/37	6.125%	580,000	676,176
Unrefunded Revenue Bonds
Senior Lien Series 2010C-2
11/01/37	6.125%	70,000	77,061
Total			20,093,545

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 0.3%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Southminster, Inc. Series 2016
10/01/37	5.000%	1,800,000	1,848,960
North Carolina Turnpike Authority(e)
Revenue Bonds
Series 2017C
07/01/32	0.000%	2,000,000	999,520
Total			2,848,480
Ohio 2.0%
Buckeye Tobacco Settlement Financing Authority
Asset-Backed Senior Turbo Revenue Bonds
Series 2007A-2
06/01/47	5.875%	10,000,000	9,612,500
City of Middleburg Heights
Revenue Bonds
Southwest General Facilities Series 2011
08/01/36	5.250%	1,870,000	2,014,439
County of Lucas
Prerefunded 11/01/20 Improvement Revenue Bonds
Lutheran Homes Series 2010A
11/01/35	6.625%	5,000,000	5,885,350
Miami University
Refunding Revenue Bonds
Series 2017
09/01/34	5.000%	675,000	778,896
Total			18,291,185
Oklahoma 0.2%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project Series 2017
11/15/37	5.250%	1,250,000	1,343,225
Montereau, Inc. Project Series 2017
11/15/45	5.250%	750,000	798,105
Total			2,141,330
Oregon 0.9%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront Series 2014A
10/01/44	5.400%	525,000	557,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon Health & Science University
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
07/01/39	5.750%	1,500,000	1,650,150
Oregon State Facilities Authority
Refunding Revenue Bonds
Samaritan Health Services Project Series 2016S
10/01/32	5.000%	1,800,000	1,987,740
Port of Portland Airport(f)
Revenue Bonds
Series 2017-24B AMT
07/01/42	5.000%	1,000,000	1,116,070
Series 2017-24B AMT
07/01/47	5.000%	3,000,000	3,321,420
Total			8,633,345
Pennsylvania 8.6%
Allegheny County Hospital Development Authority(e)
Refunding Revenue Bonds
Capital Appreciation Magee-Women’s Hospital Project Series 1992 Escrowed to Maturity (NPFGC / FGIC)
10/01/17	0.000%	5,115,000	5,092,903
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/35	5.000%	1,950,000	2,128,659
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
2nd Lien Series 2016
09/15/34	4.000%	5,000,000	5,169,950
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Ministries Series 2015
01/01/38	5.000%	1,630,000	1,712,527
East Hempfield Township Industrial Development Authority
Revenue Bonds
Student Service, Inc. Student Housing Project Series 2014
07/01/46	5.000%	1,000,000	1,037,760
Geisinger Authority(d)
Refunding Revenue Bonds
Geisinger Health System Series 2017
02/15/47	4.000%	5,000,000	5,011,800
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania Series 2015
11/01/35	5.000%	700,000	771,239

12	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network Series 2015
01/15/45	5.250%	1,850,000	1,956,745
Northampton County General Purpose Authority
Prerefunded 08/15/18 Revenue Bonds
Saint Luke’s Hospital Project Series 2008A
08/15/28	5.375%	1,000,000	1,056,500
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
PA Bridges Finco LP Series 2015 AMT
12/31/38	5.000%	4,125,000	4,488,454
PA Bridges Finco LP Series 2015 AMT
06/30/42	5.000%	10,000,000	10,824,800
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Shippensburg University Series 2011
10/01/31	6.000%	2,000,000	2,192,100
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/46	3.500%	2,770,000	2,906,589
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2016A
12/01/36	5.000%	5,000,000	5,495,250
Refunding Subordinated Revenue Bonds
Mass Transit Projects Series 2016A-1
12/01/41	5.000%	4,800,000	5,215,008
Revenue Bonds
Series 2014C
12/01/44	5.000%	2,500,000	2,723,675
Series 2015B
12/01/40	5.000%	2,500,000	2,718,075
Series 2016A-1
12/01/41	5.000%	5,000,000	5,514,050
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University Series 2017
09/01/42	5.000%	1,500,000	1,649,160
Revenue Bonds
First Philadelphia Preparatory Charter School Series 2014
06/15/43	7.250%	750,000	864,187
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Philadelphia Municipal Authority
Revenue Bonds
Lease Series 2009
04/01/34	6.500%	700,000	772,366
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project Series 2015
08/15/40	5.000%	1,450,000	1,554,255
State Public School Building Authority
Refunding Revenue Bonds
Philadelphia School District Series 2016
06/01/34	5.000%	8,000,000	8,579,120
Total			79,435,172
South Carolina 0.7%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Electric Series 1991 (NPFGC)
01/01/21	6.250%	1,000,000	1,165,970
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project Series 2014A
11/01/45	7.250%	1,315,000	1,451,589
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016B
12/01/56	5.000%	2,500,000	2,670,175
Revenue Bonds
Series 2015E
12/01/55	5.250%	1,085,000	1,172,549
Total			6,460,283
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group Series 2015
11/01/45	5.000%	1,580,000	1,721,536
Tennessee 0.6%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I Series 2015
10/01/35	5.000%	355,000	377,816

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Refunding Revenue Bonds
Lipscomb University Project Series 2016A
10/01/41	5.000%	3,370,000	3,696,148
Revenue Bonds
Vanderbilt University Medical Center Series 2016
07/01/46	5.000%	1,200,000	1,325,280
Total			5,399,244
Texas 8.1%
Bexar County Health Facilities Development Corp.
Prerefunded 07/01/20 Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	155,000	177,191
Army Retirement Residence Project Series 2010
07/01/45	6.200%	1,100,000	1,268,575
Refunding Revenue Bonds
Army Retirement Residence Foundation Series 2016
07/15/31	4.000%	2,000,000	2,041,680
Army Retirement Residence Foundation Series 2016
07/15/36	4.000%	3,000,000	2,979,960
Unrefunded Revenue Bonds
Army Retirement Residence Series 2010
07/01/30	5.875%	30,000	32,668
Capital Area Cultural Education Facilities Finance Corp.
Revenue Bonds
Roman Catholic Diocese Series 2005B
04/01/45	6.125%	550,000	608,064
Central Texas Regional Mobility Authority
Prerefunded 01/01/21 Revenue Bonds
Senior Lien Series 2011
01/01/41	6.000%	5,580,000	6,500,533
Refunding Revenue Bonds
Series 2016
01/01/40	5.000%	2,500,000	2,774,425
Revenue Bonds
Senior Lien Series 2015A
01/01/40	5.000%	2,000,000	2,208,600
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Texas Turnpike System(e)
Refunding Revenue Bonds
Series 2015B
08/15/37	0.000%	2,000,000	837,840
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/42	5.000%	2,500,000	2,724,400
City of Austin Airport System(f)
Revenue Bonds
Series 2017B AMT
11/15/41	5.000%	1,000,000	1,113,100
Series 2017B AMT
11/15/46	5.000%	1,000,000	1,109,690
City of Austin Electric Utility
Prerefunded 11/15/18 Revenue Bonds
Series 2008A
11/15/35	5.250%	2,000,000	2,132,000
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools Series 2011
08/15/31	5.500%	1,750,000	1,892,047
Idea Public Schools Series 2012
08/15/32	5.000%	580,000	605,717
Idea Public Schools Series 2012
08/15/42	5.000%	1,500,000	1,544,160
Idea Public Schools Series 2013
08/15/33	6.000%	260,000	296,751
International Leadership Series 2015
08/15/38	5.750%	2,015,000	2,090,119
Series 2015A
12/01/45	5.000%	400,000	417,560
Dallas Love Field(f)
Revenue Bonds
Series 2017 AMT
11/01/33	5.000%	1,000,000	1,138,650
Series 2017 AMT
11/01/36	5.000%	1,000,000	1,123,870
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
YMCA Greater Houston Area Series 2013A
06/01/38	5.000%	1,500,000	1,586,985

14	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Health Facilities Development Corp.
Prerefunded 12/01/18 Revenue Bonds
Memorial Hermann Healthcare System Series 2008B
12/01/35	7.250%	2,200,000	2,417,712
Houston Higher Education Finance Corp.
Prerefunded 05/15/21 Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	270,000	324,327
Unrefunded Revenue Bonds
Cosmos Foundation, Inc. Series 2011
05/15/31	6.500%	230,000	262,819
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project Series 2017
07/01/42	4.500%	1,000,000	989,540
4-K Housing, Inc. Stoney Brook Project Series 2017
07/01/47	5.000%	1,000,000	1,037,910
4-K Housing, Inc. Stoney Brook Project Series 2017
07/01/52	4.750%	1,500,000	1,501,110
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/36	4.250%	1,500,000	1,497,975
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/46	5.000%	2,850,000	3,004,185
Cardinal Bay, Inc. - Village on the Park Series 2016
07/01/51	4.750%	1,210,000	1,237,031
Collegiate Housing Corpus Christi Series 2016
04/01/31	5.000%	335,000	363,331
Collegiate Housing Corpus Christi Series 2016
04/01/36	5.000%	355,000	377,848
Collegiate Housing Tarleton State University Series 2015
04/01/47	5.000%	2,465,000	2,578,070
MRC Senior Living-Langford Project Series 2016
11/15/36	5.375%	500,000	470,045
MRC Senior Living-Langford Project Series 2016
11/15/46	5.500%	750,000	695,932
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NCCD-College Station Properties LLC Series 2015A
07/01/47	5.000%	8,500,000	8,911,910
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier Series 2015A
01/01/38	5.000%	1,730,000	1,925,421
Series 2016A
01/01/39	4.000%	435,000	442,647
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/36	5.000%	385,000	384,973
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project Series 2014A
11/15/44	7.750%	500,000	564,790
San Juan Higher Education Finance Authority
Prerefunded 08/15/20 Revenue Bonds
Idea Public Schools Series 2010A
08/15/40	6.700%	800,000	939,528
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Barton Creek Senior Living Center Series 2015
11/15/40	5.000%	605,000	622,793
Baylor Scott & White Health Series 2016
11/15/36	4.000%	1,000,000	1,021,330
Trinity Terrace Project Series 2014
10/01/49	5.000%	750,000	781,650
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bonds
Series 2012
12/15/32	5.000%	1,250,000	1,342,375
Texas Private Activity Bond Surface Transportation Corp.(f)
Revenue Bonds
Senior Lien - Blueridge Transportation Series 2016 AMT
12/31/55	5.000%	3,515,000	3,728,712
Uptown Development Authority
Prerefunded 09/01/19 Tax Allocation Bonds
Infrastructure Improvement Facilities Series 2009
09/01/29	5.500%	500,000	550,180
Total			75,178,729

Columbia Strategic Municipal Income Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.4%
Salt Lake City Corp. Airport(f)
Revenue Bonds
Series 2017A AMT
07/01/42	5.000%	3,000,000	3,390,510
Virginia 0.9%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution Series 2016
07/01/46	5.000%	3,000,000	3,313,200
1st Tier General Resolution Series 2016
07/01/51	5.000%	1,800,000	1,977,606
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System Senior Series 2012A
07/15/47	5.000%	3,250,000	3,404,245
Total			8,695,051
Washington 1.9%
Energy Northwest
Unrefunded Revenue Bonds
Columbia Generating Station Series 2007
07/01/22	5.000%	2,005,000	2,019,676
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/35	6.000%	1,000,000	965,540
Washington Health Care Facilities Authority
Revenue Bonds
Overlake Hospital Medical Center Series 2010
07/01/30	5.500%	3,000,000	3,292,230
Washington Higher Education Facilities Authority
Prerefunded 10/01/19 Revenue Bonds
Whitworth University Project Series 2009
10/01/40	5.625%	1,050,000	1,162,707
Washington State Housing Finance Commission(c)
Refunding Revenue Bonds
Bayview Manor Homes Series 2016A
07/01/46	5.000%	1,625,000	1,624,886
Presbyterian Retirement Co. Series 2016
01/01/46	5.000%	4,000,000	4,005,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Skyline 1st Hill Project Series 2015
01/01/35	5.750%	425,000	415,969
Skyline 1st Hill Project Series 2015
01/01/45	6.000%	595,000	579,673
Washington State Housing Finance Commission
Refunding Revenue Bonds
Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	3,000,000	3,117,450
Revenue Bonds
Heron’s Key Series 2015A
07/01/45	7.000%	200,000	196,238
Total			17,380,169
West Virginia 0.1%
West Virginia Economic Development Authority
Refunding Revenue Bonds
Appalachian Power Co.-Amos Project Series 2010A
12/01/38	5.375%	900,000	984,519
Wisconsin 4.4%
Public Finance Authority(f)
Refunding Revenue Bonds
Celanese Project Series 2016C AMT
11/01/30	4.300%	2,000,000	2,011,740
Public Finance Authority
Refunding Revenue Bonds
Celanese Project Series 2016D
11/01/30	4.050%	1,000,000	982,630
Revenue Bonds
FFAH NC & MO Portfolio Series 2015
12/01/45	5.000%	2,000,000	2,034,840
Rose Villa Project Series 2014A
11/15/49	6.000%	1,645,000	1,748,520
Public Finance Authority(c)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst Series 2017
05/15/42	5.250%	410,000	430,229
Mary’s Woods at Marylhurst Series 2017
05/15/47	5.250%	220,000	229,416

16	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Wisconsin
Prerefunded 05/01/19 Revenue Bonds
Series 2009
05/01/33	5.750%	285,000	311,534
Unrefunded Revenue Bonds
Series 2009A
05/01/33	5.750%	2,715,000	2,956,608
Wisconsin Health & Educational Facilities Authority
Prerefunded 02/15/19 Revenue Bonds
ProHealth Care, Inc. Obligation Group Series 2009
02/15/39	6.625%	5,300,000	5,825,071
Prerefunded 04/01/18 Revenue Bonds
Riverview Hospital Association Series 2008
04/01/38	5.750%	3,000,000	3,132,420
Prerefunded 09/01/22 Revenue Bonds
Watertown Regional Medical Center Series 2012
09/01/42	5.000%	2,270,000	2,663,141
Prerefunded 12/03/18 Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	3,260,000	3,477,475
Refunding Revenue Bonds
Ascension Health Credit Group Series 2016
11/15/36	4.000%	8,000,000	8,170,640
Saint John’s Communities, Inc. Series 2015B
09/15/45	5.000%	1,000,000	1,036,660
Revenue Bonds
Aurora Health Care, Inc. Series 2010A
04/15/39	5.625%	1,400,000	1,508,822
Beaver Dam Community Hospitals Series 2013A
08/15/28	5.125%	3,375,000	3,611,992
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Medical College of Wisconsin Series 2008A
12/01/35	5.250%	340,000	358,690
Total			40,490,428
Wyoming 0.1%
County of Laramie
Revenue Bonds
Cheyenne Regional Medical Center Project Series 2012
05/01/32	5.000%	1,000,000	1,087,220
Total Municipal Bonds (Cost $846,667,569)			876,750,721

Municpal Bonds Held in Trust 0.5%

Massachusetts 0.5%
Massachusetts Health & Educational Facilities Authority(a),(c),(g)
Revenue Bonds
Harvard University Series 2009A
11/15/36	5.500%	4,000,000	4,280,960
Total Municipal Bonds Held in Trust (Cost $4,000,000)			4,280,960

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(h)	2,202,621	2,202,621
Total Money Market Funds (Cost $2,202,621)		2,202,621
Total Investments (Cost $903,350,190)		933,714,302
Other Assets & Liabilities, Net		(7,336,261)
Net Assets		$926,378,041

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $35,984,974 or 3.88% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Income from this security may be subject to alternative minimum tax.
Columbia Strategic Municipal Income Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trust funds the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
903,350,000	41,249,000	(10,885,000)	30,364,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
18	Columbia Strategic Municipal Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Strategic Municipal Income Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	50,480,000	—	50,480,000
Municipal Bonds	—	876,750,721	—	876,750,721
Municpal Bonds Held in Trust	—	4,280,960	—	4,280,960
Money Market Funds	2,202,621	—	—	2,202,621
Total Investments	2,202,621	931,511,681	—	933,714,302
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Strategic Municipal Income Fund | Quarterly Report 2017	19

Portfolio of Investments
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 0.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems VRDN Series 2009B-2 (JPMorgan Chase Bank)
11/15/35	0.850%	3,200,000	3,200,000
Total Floating Rate Notes (Cost $3,200,000)			3,200,000

Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.8%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien Series 2016C
01/01/46	5.000%	3,000,000	3,419,340
Series 2011
01/01/25	5.000%	2,000,000	2,240,200
Subordinated Series 2016B
01/01/22	5.000%	3,145,000	3,626,279
Subordinated Series 2016B
01/01/23	5.000%	3,000,000	3,522,690
Subordinated Series 2016B
01/01/24	5.000%	4,695,000	5,587,050
Revenue Bonds
Senior Series 2010A
01/01/35	5.000%	6,795,000	7,376,924
Senior Series 2010B
01/01/21	5.000%	2,175,000	2,387,671
Subordinated Refunding Revenue Bonds
Series 2012B
01/01/30	5.000%	1,000,000	1,116,640
Series 2012B
01/01/31	5.000%	750,000	835,373
Series 2014A
01/01/34	5.000%	1,000,000	1,135,010
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/22	5.000%	2,680,000	2,849,269
Total			34,096,446
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Assisted Living 1.9%
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project Series 2016
11/01/35	5.500%	3,000,000	2,928,570
City of Red Wing
Refunding Revenue Bonds
Deer Crest Project Series 2012A
11/01/32	5.000%	325,000	333,167
Deer Crest Project Series 2012A
11/01/42	5.000%	1,250,000	1,251,788
Dakota County Community Development Agency
Revenue Bonds
Sanctuary at West St. Paul Project Series 2015
08/01/35	6.000%	4,000,000	3,962,360
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project Series 2016A
08/01/36	5.250%	3,000,000	2,773,830
Total			11,249,715
Charter Schools 3.2%
City of Brooklyn Park
Refunding Revenue Bonds
Prairie Seeds Academy Project Series 2015
03/01/34	5.000%	1,000,000	1,010,920
Prairie Seeds Academy Project Series 2015
03/01/39	5.000%	2,000,000	1,989,340
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project Series 2014A
07/01/34	5.000%	500,000	510,235
Cologne Academy Charter School Project Series 2014A
07/01/45	5.000%	2,070,000	2,087,243
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project Series 2015
07/01/50	5.500%	1,500,000	1,567,110

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Woodbury
Revenue Bonds
MSA Building Co. Series 2012A
12/01/32	5.000%	220,000	228,793
MSA Building Co. Series 2012A
12/01/43	5.000%	1,500,000	1,539,630
County of Anoka
Revenue Bonds
Spectrum Building Co. Series 2012A
06/01/27	5.000%	290,000	304,953
Spectrum Building Co. Series 2012A
06/01/32	5.000%	300,000	311,724
Spectrum Building Co. Series 2012A
06/01/43	5.000%	1,000,000	1,026,600
Spectrum Building Co. Series 2014A
06/01/47	5.000%	1,600,000	1,638,896
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hope Community Academy Project Series 2015A
12/01/43	5.000%	3,000,000	3,105,180
Nova Classical Academy Project Series 2016
09/01/36	4.000%	1,000,000	960,830
St. Paul Conservatory Series 2013A
03/01/28	4.000%	200,000	198,600
St. Paul Conservatory Series 2013A
03/01/43	4.625%	1,000,000	994,720
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/41	4.000%	750,000	649,020
Series 2016A
08/01/46	4.250%	1,000,000	883,900
Total			19,007,694
Health Services 0.4%
City of Center City
Revenue Bonds
Hazelden Betty Ford Foundation Project Series 2011
11/01/41	5.000%	1,600,000	1,661,824
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hazelden Betty Ford Foundation Project Series 2014
11/01/44	5.000%	500,000	534,495
Total			2,196,319
Higher Education 12.6%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project Series 2016
12/01/34	5.000%	1,155,000	1,254,861
Concordia College Corp. Project Series 2016
12/01/40	5.000%	1,350,000	1,453,396
Minnesota Higher Education Facilities Authority(d)
Refunding Revenue Bonds
Carleton College Series 2017
03/01/37	4.000%	500,000	524,740
Carleton College Series 2017
03/01/39	4.000%	500,000	521,355
Carleton College Series 2017
03/01/40	4.000%	1,000,000	1,038,510
Carleton College Series 2017
03/01/47	4.000%	2,500,000	2,581,650
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
St. Olaf College 8th Series 2015G
12/01/31	5.000%	740,000	850,734
St. Olaf College 8th Series 2015G
12/01/32	5.000%	1,000,000	1,144,760
St. Olaf College Series 2016-8N
10/01/34	4.000%	1,500,000	1,573,260
St. Olaf College Series 2016-8N
10/01/35	4.000%	500,000	521,955
University of St. Thomas Series 2016-8-L
04/01/35	5.000%	750,000	841,687
University of St. Thomas Series 2016-8-L
04/01/39	4.000%	2,000,000	2,051,340

2	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Augsburg College Series 2016A
05/01/46	5.000%	8,000,000	8,556,400
Bethel University 6th Series 2007R
05/01/23	5.500%	275,000	275,454
Bethel University 6th Series 2007R
05/01/37	5.500%	6,000,000	6,002,040
Carleton College 6th Series 2008T
01/01/28	5.000%	3,000,000	3,074,700
College of St. Benedict 7th Series 2011M
03/01/31	5.000%	300,000	316,971
College of St. Benedict 7th Series 2011M
03/01/36	5.125%	275,000	289,526
College of St. Benedict Series 2008V
03/01/18	5.000%	500,000	514,530
College of St. Benedict Series 2016-8-K
03/01/43	4.000%	1,000,000	1,005,890
College of St. Scholastica Series 2010H
12/01/30	5.125%	870,000	908,898
College of St. Scholastica Series 2010H
12/01/35	5.250%	1,000,000	1,047,260
College of St. Scholastica Series 2011-7J
12/01/40	6.300%	1,800,000	1,938,582
College of St. Scholastica Series 2012
12/01/27	4.250%	350,000	364,767
College of St. Scholastica Series 2012
12/01/32	4.000%	350,000	351,208
Hamline University 7th Series 2011K2
10/01/32	6.000%	1,000,000	1,121,220
Hamline University 7th Series 2011K2
10/01/40	6.000%	2,000,000	2,221,440
St. Catherine University 7th Series 2012Q
10/01/25	5.000%	325,000	363,961
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
St. Catherine University 7th Series 2012Q
10/01/26	5.000%	280,000	312,477
St. Catherine University 7th Series 2012Q
10/01/27	5.000%	200,000	222,212
St. Catherine University 7th Series 2012Q
10/01/32	5.000%	700,000	764,463
St. Johns University Series 2015-8-1
10/01/31	5.000%	370,000	424,423
St. Johns University Series 2015-8-1
10/01/32	5.000%	645,000	736,783
St. Johns University Series 2015-8-1
10/01/33	5.000%	350,000	397,579
St. Johns University Series 2015-8-1
10/01/34	5.000%	380,000	428,955
St. John’s University 6th Series 2008U
10/01/28	4.750%	1,000,000	1,043,250
Unrefunded Revenue Bonds
College of St. Benedict Series 2008
03/01/23	4.750%	730,000	744,571
University of Minnesota
Revenue Bonds
Series 2009A
04/01/34	5.125%	1,000,000	1,073,330
Series 2011A
12/01/18	5.000%	2,500,000	2,659,475
Series 2011A
12/01/31	5.250%	5,000,000	5,639,100
Series 2011D
12/01/36	5.000%	5,985,000	6,728,935
Series 2016A
04/01/32	5.000%	2,000,000	2,369,600
Series 2016A
04/01/33	5.000%	1,725,000	2,033,275
Series 2016A
04/01/34	5.000%	1,855,000	2,176,880
Series 2016A
04/01/37	5.000%	3,210,000	3,728,447
Total			74,194,850

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 19.0%
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project Series 2013
04/01/23	4.000%	400,000	424,352
Glencoe Regional Health Services Project Series 2013
04/01/24	4.000%	745,000	788,933
Glencoe Regional Health Services Project Series 2013
04/01/26	4.000%	500,000	524,365
Glencoe Regional Health Services Project Series 2013
04/01/31	4.000%	1,450,000	1,500,431
City of Maple Grove
Refunding Revenue Bonds
North Memorial Health Care Series 2015
09/01/32	5.000%	1,000,000	1,107,660
North Memorial Health Care Series 2015
09/01/35	4.000%	1,500,000	1,519,065
Revenue Bonds
Maple Grove Hospital Corp. Series 2007
05/01/19	5.000%	1,965,000	1,971,190
Maple Grove Hospital Corp. Series 2007
05/01/20	5.000%	1,000,000	1,003,150
Maple Grove Hospital Corp. Series 2007
05/01/21	5.000%	1,500,000	1,504,725
Maple Grove Hospital Corp. Series 2007
05/01/37	5.250%	6,610,000	6,632,077
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services Series 2015A
11/15/34	5.000%	4,000,000	4,521,880
Fairview Health Services Series 2015A
11/15/44	5.000%	6,475,000	7,176,955
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Revenue Bonds
Children’s Health Care Facilities Series 2010A
08/15/25	5.250%	1,000,000	1,104,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Children’s Health Care Facilities Series 2010A
08/15/35	5.250%	2,275,000	2,484,573
City of Rochester
Refunding Revenue Bonds
Mayo Clinic Series 2016B
11/15/36	5.000%	5,000,000	6,200,750
Revenue Bonds
Mayo Clinic Series 2011C
11/15/38	4.500%	2,560,000	2,881,357
Olmsted Medical Center Project Series 2010
07/01/30	5.875%	1,950,000	2,160,307
Olmsted Medical Center Project Series 2013
07/01/24	5.000%	300,000	349,473
Olmsted Medical Center Project Series 2013
07/01/27	5.000%	245,000	279,766
Olmsted Medical Center Project Series 2013
07/01/28	5.000%	225,000	255,753
Olmsted Medical Center Project Series 2013
07/01/33	5.000%	650,000	718,894
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center Series 2014
09/01/34	5.000%	1,000,000	1,105,870
City of St. Cloud
Refunding Revenue Bonds
Centracare Health Series 2016A
05/01/37	4.000%	3,175,000	3,286,792
Centracare Health Series 2016A
05/01/46	5.000%	2,500,000	2,787,600
CentraCare Health Series 2016A
05/01/28	5.000%	1,745,000	2,065,591
CentraCare Health System Series 2014B
05/01/24	5.000%	1,400,000	1,667,008
Unrefunded Revenue Bonds
CentraCare Health System Series 2010
05/01/30	5.125%	315,000	342,093

4	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group Series 2007
07/01/31	5.150%	2,000,000	2,006,000
Winona Health Obligation Group Series 2012
07/01/34	5.000%	750,000	790,027
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project Series 2016
03/01/37	4.000%	7,660,000	7,252,028
County of Meeker
Revenue Bonds
Hospital Facilities Memorial Hospital Project Series 2007
11/01/27	5.750%	1,000,000	1,011,150
Hospital Facilities Memorial Hospital Project Series 2007
11/01/37	5.750%	2,250,000	2,274,502
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
HealthEast Care System Project Series 2015
11/15/23	5.000%	1,000,000	1,136,300
HealthEast Care System Project Series 2015
11/15/27	5.000%	2,500,000	2,792,300
HealthEast Care System Project Series 2015
11/15/44	5.000%	1,000,000	1,056,200
HealthPartners Obligation Group Series 2015
07/01/33	5.000%	3,000,000	3,378,720
HealthPartners Obligation Group Series 2015
07/01/35	4.000%	10,630,000	10,882,888
Revenue Bonds
Allina Health Systems Series 2007A (NPFGC)
11/15/22	5.000%	1,025,000	1,047,212
Allina Health Systems Series 2009A-1
11/15/29	5.250%	7,000,000	7,682,640
Gillette Children’s Specialty Series 2009
02/01/27	5.000%	7,445,000	7,787,917
Gillette Children’s Specialty Series 2009
02/01/29	5.000%	3,000,000	3,130,980
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Perham Hospital District
Revenue Bonds
Perham Memorial Hospital & Home Series 2010
03/01/40	6.500%	3,500,000	3,677,835
Total			112,271,759
Joint Power Authority 8.2%
Central Minnesota Municipal Power Agency
Revenue Bonds
Brookings-Southeast Twin Cities Transmission Project Series 2012
01/01/19	5.000%	1,925,000	2,039,614
Brookings-Southeast Twin Cities Transmission Project Series 2012
01/01/42	5.000%	1,500,000	1,630,575
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/22	5.000%	250,000	288,102
Series 2012A
12/01/25	5.000%	400,000	459,712
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/32	5.000%	250,000	282,878
Series 2014
10/01/33	5.000%	250,000	281,635
Series 2014A
10/01/35	5.000%	1,000,000	1,117,400
Revenue Bonds
Series 2010A
10/01/35	5.250%	7,000,000	7,696,850
Series 2016
10/01/41	4.000%	1,000,000	1,039,010
Series 2016
10/01/47	5.000%	500,000	563,510
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01/01/21	5.000%	3,500,000	3,590,755
Series 2013A
01/01/30	5.000%	340,000	380,688
Series 2013A
01/01/31	5.000%	460,000	512,744
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/35	5.000%	1,000,000	1,128,900

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
01/01/41	5.000%	2,550,000	2,848,095
Series 2015A
01/01/46	5.000%	2,000,000	2,225,860
Southern Minnesota Municipal Power Agency(e)
Revenue Bonds
Capital Appreciation Series 1994A (NPFGC)
01/01/19	0.000%	5,000,000	4,873,950
Capital Appreciation Series 1994A (NPFGC)
01/01/26	0.000%	10,000,000	8,054,200
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2012A
01/01/29	5.000%	1,200,000	1,376,916
Series 2012A
01/01/30	5.000%	1,000,000	1,140,560
Series 2015A
01/01/36	5.000%	1,000,000	1,139,430
Revenue Bonds
Series 2014A
01/01/40	5.000%	1,000,000	1,109,270
Series 2014A
01/01/46	5.000%	4,025,000	4,449,517
Total			48,230,171
Local Appropriation 2.3%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/34	5.000%	1,700,000	1,890,026
Goodhue County Education District No. 6051
Certificate of Participation
Series 2014
02/01/29	5.000%	1,200,000	1,348,428
Series 2014
02/01/34	5.000%	1,200,000	1,318,044
Series 2014
02/01/39	5.000%	1,300,000	1,411,501
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/34	5.000%	1,000,000	1,116,200
Series 2015B
02/01/42	4.000%	5,250,000	5,316,202
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/29	4.000%	500,000	532,315
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
05/01/30	4.000%	450,000	477,981
Series 2016A
05/01/31	4.000%	450,000	477,216
Total			13,887,913
Local General Obligation 6.4%
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building Series 2015A
02/01/31	4.000%	4,820,000	5,203,190
Centennial Independent School District No. 12(e)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/32	0.000%	1,225,000	740,892
Series 2015A (School District Credit Enhancement Program)
02/01/33	0.000%	750,000	428,948
City of Willmar
Unlimited General Obligation Refunding Bonds
Rice Memorial Hospital Project Series 2012A
02/01/27	5.000%	1,000,000	1,120,330
County of Anoka
Unlimited General Obligation Bonds
Capital Improvements Series 2008A
02/01/23	5.000%	500,000	513,885
County of Otter Tail(c)
Unlimited General Obligation Bonds
Disposal Systems-Prairie Lakes Series 2011 AMT
11/01/30	5.000%	2,010,000	2,190,357
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/28	4.000%	1,500,000	1,630,875
Farmington Independent School District No. 192
Unlimited General Obligation Refunding Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/26	5.000%	4,155,000	4,882,416
Hermantown Independent School District No. 700
Unlimited General Obligation Bonds
School Building Series 2014A
02/01/37	5.000%	4,740,000	5,282,066
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building Series 2014A
02/01/30	5.000%	500,000	582,275

6	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Building Series 2014A
02/01/31	5.000%	1,140,000	1,319,789
Monticello Independent School District No. 88
Unlimited General Obligation Bonds
School Building Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,735,000	1,877,426
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building Series 2016A (School District Credit Enhancement Program)
02/01/30	4.000%	1,000,000	1,090,160
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building Series 2016A (School District Credit Enhancement Program)
02/01/31	4.000%	1,605,000	1,721,363
School Building Series 2016A (School District Credit Enhancement Program)
02/01/32	4.000%	1,775,000	1,888,227
Sartell-St. Stephen Independent School District No. 748(e)
Unlimited General Obligation Bonds
School Building Series 2016B (School District Credit Enhancement Program)
02/01/32	0.000%	1,565,000	970,785
School Building Series 2016B (School District Credit Enhancement Program)
02/01/33	0.000%	2,585,000	1,483,325
School Building Series 2016B (School District Credit Enhancement Program)
02/01/34	0.000%	1,500,000	841,545
South Washington County Independent School District No. 833
Unlimited General Obligation Bonds
School Building Series 2016A
02/01/31	4.000%	4,000,000	4,290,000
Total			38,057,854
Multi-Family 3.3%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project Series 2011A
04/01/27	5.000%	2,500,000	2,593,875
Austin Housing & Redevelopment Authority
Refunding Revenue Bonds
Chauncey & Courtyard Apartments Series 2010
01/01/31	5.000%	1,500,000	1,546,605
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Bloomington
Refunding Revenue Bonds
Gideon Pond Commons LLC Senior Series 2010
12/01/26	5.750%	1,000,000	1,011,910
Gideon Pond Commons LLC Senior Series 2010
12/01/30	6.000%	3,000,000	3,034,260
City of Crystal
Revenue Bonds
Crystal Leased Housing Association Series 2014
06/01/31	5.250%	2,500,000	2,520,975
City of Oak Park Heights
Revenue Bonds
Housing Oakgreen Commons Project Series 2010
08/01/45	7.000%	2,000,000	2,116,840
Oakgreen Commons Project Memory Series 2013
08/01/43	6.500%	1,000,000	1,060,900
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village Series 2013
12/01/30	6.000%	3,000,000	3,218,730
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program Series 2015
07/01/45	5.500%	2,500,000	2,468,050
Total			19,572,145
Municipal Power 1.3%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/27	4.000%	1,000,000	1,107,690
Series 2015E
12/01/28	4.000%	950,000	1,039,974
Series 2017A
12/01/47	5.000%	4,700,000	5,377,176
Total			7,524,840
Nursing Home 3.0%
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center Series 2013
08/01/25	5.250%	1,480,000	1,588,217

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Sartell
Revenue Bonds
Country Manor Campus Series 2010A
09/01/30	6.125%	840,000	844,561
Country Manor Campus Series 2010A
09/01/36	6.250%	925,000	930,689
Country Manor Campus Series 2010A
09/01/42	6.375%	2,435,000	2,450,146
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home Series 2013
01/01/39	5.125%	2,500,000	2,485,575
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project Series 2014S
09/01/46	5.000%	2,000,000	2,012,080
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project Senior Series 2013
05/01/38	5.000%	1,200,000	1,181,592
Episcopal Homes Project Senior Series 2013
05/01/48	5.125%	6,250,000	6,170,250
Total			17,663,110
Other Bond Issue 0.4%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project Series 2016
06/01/27	4.000%	100,000	106,599
YMCA Greater Twin Cities Project Series 2016
06/01/28	4.000%	170,000	179,952
YMCA Greater Twin Cities Project Series 2016
06/01/29	4.000%	165,000	173,619
YMCA Greater Twin Cities Project Series 2016
06/01/30	4.000%	125,000	131,395
YMCA Greater Twin Cities Project Series 2016
06/01/31	4.000%	100,000	104,338
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Parking Facilities Project Series 2010A
08/01/35	5.000%	1,500,000	1,595,145
Total			2,291,048
Other Utility 0.3%
St. Paul Port Authority(c)
Revenue Bonds
Energy Park Utility Co. Project Series 2012 AMT
08/01/28	5.450%	250,000	256,053
Energy Park Utility Co. Project Series 2012 AMT
08/01/36	5.700%	1,250,000	1,278,950
Total			1,535,003
Pool / Bond Bank 0.6%
City of Minneapolis(c)
Limited Tax Revenue Bonds
Common Bond Fund Series 2007-2A AMT
06/01/22	5.125%	1,035,000	1,037,639
Common Bond Fund Series 2007-2A AMT
06/01/28	5.000%	1,500,000	1,502,415
City of Minneapolis
Limited Tax Revenue Bonds
Supported Common Bond Series 2010
12/01/30	6.250%	1,000,000	1,141,140
Total			3,681,194
Prep School 1.3%
County of Rice(f)
Revenue Bonds
Shattuck-St. Mary’s School Series 2015A
08/01/22	5.000%	2,500,000	2,635,525
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
St. Paul Academy & Summit School Series 2007
10/01/24	5.000%	5,000,000	5,081,250
Total			7,716,775

8	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 7.2%
City of Anoka
Prerefunded 11/01/19 Revenue Bonds
Homestead Anoka, Inc. Project Senior Series 2011B
11/01/34	6.875%	2,765,000	3,181,990
Homestead Anoka, Inc. Project Series 2011A
11/01/40	7.000%	1,000,000	1,149,440
Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	1,000,000	1,149,440
City of Minneapolis
Prerefunded 11/15/18 Revenue Bonds
Fairview Health Services Series 2008A
11/15/32	6.750%	5,240,000	5,700,544
City of North Oaks
Prerefunded 10/01/17 Revenue Bonds
Presbyterian Homes Series 2007
10/01/27	6.000%	1,250,000	1,276,612
Presbyterian Homes Series 2007
10/01/33	6.000%	3,000,000	3,063,870
Presbyterian Homes Series 2007
10/01/47	6.250%	1,265,000	1,293,273
City of St. Cloud
Prerefunded 05/01/20 Revenue Bonds
CentraCare Health System Series 2010
05/01/30	5.125%	4,685,000	5,226,726
City of St. Louis Park
Prerefunded 07/01/18 Revenue Bonds
Park Nicollet Health Services Series 2008C
07/01/26	5.625%	3,000,000	3,163,080
Prerefunded 07/01/19 Revenue Bonds
Park Nicollet Health Services Series 2009
07/01/39	5.750%	6,400,000	7,039,232
Duluth Independent School District No. 709
Prerefunded 02/01/19 Certificate of Participation
Series 2008B (School District Credit Enhancement Program)
02/01/26	4.750%	4,000,000	4,259,760
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 09/01/21 Revenue Bonds
Nova Classical Academy Series 2011A
09/01/42	6.625%	1,500,000	1,819,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Territory of Guam(g)
Prerefunded 12/01/19 Revenue Bonds
Section 30 Series 2009A
12/01/34	5.750%	3,500,000	3,907,190
Total			42,230,582
Retirement Communities 3.5%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project Series 2017
11/01/46	5.000%	1,500,000	1,481,745
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project Series 2015
07/01/50	6.125%	2,500,000	2,554,500
City of Hayward
Refunding Revenue Bonds
St. John’s Lutheran Home Series 2014
10/01/44	5.375%	2,000,000	1,971,680
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC Series 2012
09/01/37	5.125%	1,000,000	998,680
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project Series 2016
10/01/41	4.250%	5,000,000	4,464,600
Waverly Gardens Project Series 2016
10/01/47	5.000%	2,000,000	2,012,620
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project Series 2015
12/01/49	5.000%	2,200,000	2,121,416
Dakota County Community Development Agency(f)
Refunding Revenue Bonds
Walker Highviews Hills LLC Series 2016
08/01/51	5.000%	1,500,000	1,501,245
Duluth Housing & Redevelopment Authority
Revenue Bonds
Benedictine Health Center Project Series 2007
11/01/33	5.875%	1,500,000	1,508,475

Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury Series 2014
12/01/49	5.250%	2,000,000	2,028,760
Total			20,643,721
Sales Tax 1.3%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/32	5.000%	1,250,000	1,416,050
County of Hennepin Sales Tax
Revenue Bonds
2nd Lien Ballpark Project Series 2008B
12/15/27	4.750%	4,205,000	4,302,640
2nd Lien Ballpark Project Series 2008B
12/15/29	5.000%	1,825,000	1,870,589
Total			7,589,279
Single Family 2.2%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living Series 2011A (GNMA)
12/01/27	4.450%	480,000	508,253
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing Series 2016S (GNMA)
07/01/46	3.500%	2,705,000	2,841,062
Revenue Bonds
Residential Housing Finance Series 2008A
07/01/23	4.650%	105,000	106,772
Series 2009
01/01/40	5.100%	540,000	560,331
Series 2016 (GNMA / FNMA)
02/01/46	2.950%	7,404,220	7,430,801
Minnesota Housing Finance Agency(c)
Revenue Bonds
Residential Housing Series 2015E AMT
01/01/46	3.500%	1,700,000	1,769,377
Total			13,216,596
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.1%
City of Lakeville Liquor
Revenue Bonds
Series 2007
02/01/22	5.000%	175,000	175,084
Series 2007
02/01/27	5.000%	225,000	225,200
Total			400,284
Special Property Tax 0.4%
St. Paul Port Authority
Tax Allocation Bonds
River Bend Project Lot 1 Series 2007-5
02/01/32	6.375%	2,165,000	2,175,024
State Appropriated 5.5%
State of Minnesota
Refunding Revenue Bonds
Appropriation Series 2012B
03/01/25	5.000%	7,600,000	8,736,808
Appropriation Series 2012B
03/01/28	5.000%	3,000,000	3,452,670
Appropriation Series 2012B
03/01/29	5.000%	4,250,000	4,888,818
Revenue Bonds
Appropriation Series 2014A
06/01/38	5.000%	8,880,000	9,977,479
University of Minnesota
Revenue Bonds
State Supported Biomed Science Research Facilities Series 2013
08/01/38	5.000%	5,000,000	5,633,350
Total			32,689,125
State General Obligation 6.9%
State of Minnesota
Refunding Unlimited General Obligation Bonds
Series 2016D
08/01/22	5.000%	5,000,000	5,881,150
Unlimited General Obligation Bonds
Series 2015A
08/01/30	5.000%	5,000,000	5,959,500
Unlimited General Obligation Refunding Bonds
Series 2015D
08/01/24	5.000%	5,220,000	6,355,611

10	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Various Purpose Series 2013F
10/01/21	5.000%	7,000,000	8,092,140
Unrefunded Unlimited General Obligation Bonds
Series 2011A
10/01/18	5.000%	2,660,000	2,813,455
Various Purpose Series 2012
08/01/17	5.000%	8,585,000	8,677,203
Various Purpose Series 2012
08/01/29	4.000%	2,975,000	3,223,948
Total			41,003,007
Transportation 0.4%
Virgin Islands Public Finance Authority(f),(g)
Revenue Bonds
Series 2015
09/01/33	5.000%	2,000,000	2,152,320
Total Municipal Bonds (Cost $560,911,575)			575,276,774
Money Market Funds 1.3%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.660%(h)	7,363,491	7,363,491
Total Money Market Funds (Cost $7,363,491)		7,363,491
Total Investments (Cost: $571,475,066)		585,840,265
Other Assets & Liabilities, Net		4,160,083
Net Assets		590,000,348

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Variable rate security.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $6,289,090 which represents 1.07% of net assets.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2017, the value of these securities amounted to $6,059,510 which represents 1.03% of net assets.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
571,475,000	19,514,000	(5,149,000)	14,365,000
Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Minnesota Tax-Exempt Fund, April 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Floating Rate Notes	—	3,200,000	—	—	3,200,000
Municipal Bonds	—	575,276,774	—	—	575,276,774
Money Market Funds	7,363,491	—	—	—	7,363,491
Total Investments	7,363,491	578,476,774	—	—	585,840,265
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
12	Columbia Minnesota Tax-Exempt Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Limited Duration Credit Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 93.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Lockheed Martin Corp.
11/23/20	2.500%	9,535,000	9,646,140
Northrop Grumman Corp.
03/15/21	3.500%	10,595,000	11,099,502
Total			20,745,642
Banking 0.6%
Goldman Sachs Group, Inc. (The)
04/25/21	2.625%	4,380,000	4,383,960
Cable and Satellite 1.5%
Sky PLC(a)
11/26/22	3.125%	1,698,000	1,703,238
09/16/24	3.750%	8,840,000	9,006,590
Total			10,709,828
Chemicals 0.2%
EI du Pont de Nemours & Co.(b)
05/01/20	2.200%	1,400,000	1,401,540
Diversified Manufacturing 1.6%
Siemens Financieringsmaatschappij NV(a)
03/16/20	2.200%	4,930,000	4,960,704
United Technologies Corp.
06/01/17	1.800%	6,860,000	6,863,736
Total			11,824,440
Electric 22.3%
CMS Energy Corp.
03/01/24	3.875%	10,625,000	11,033,552
11/15/25	3.600%	3,510,000	3,551,709
Consolidated Edison, Inc.
03/15/20	2.000%	5,019,000	5,020,466
DTE Energy Co.
10/01/19	1.500%	7,815,000	7,698,361
12/01/23	3.850%	2,575,000	2,678,984
06/01/24	3.500%	13,960,000	14,129,446
Duke Energy Corp.
08/15/22	3.050%	2,300,000	2,345,924
Emera US Finance LP
06/15/21	2.700%	5,105,000	5,109,692
Eversource Energy
03/15/22	2.750%	1,440,000	1,451,642
05/01/23	2.800%	6,300,000	6,268,292
Great Plains Energy, Inc.
04/01/22	3.150%	3,140,000	3,178,094
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	7,645,000	7,646,134
09/01/18	1.649%	2,130,000	2,123,740
04/01/19	2.300%	3,440,000	3,463,592
Oncor Electric Delivery Co. LLC
06/01/19	2.150%	6,650,000	6,682,937
Pacific Gas & Electric Co.
08/15/22	2.450%	892,000	886,890
06/15/23	3.250%	4,231,000	4,350,940
11/15/23	3.850%	3,465,000	3,658,818
PG&E Corp.
03/01/19	2.400%	6,560,000	6,602,463
PPL Capital Funding, Inc.
06/01/23	3.400%	11,765,000	12,020,442
Progress Energy, Inc.
04/01/22	3.150%	17,007,000	17,317,718
Public Service Enterprise Group, Inc.
11/15/19	1.600%	2,120,000	2,097,732
Southern Co. (The)
07/01/21	2.350%	4,545,000	4,484,651
07/01/23	2.950%	4,670,000	4,647,094
TransAlta Corp.
06/03/17	1.900%	18,215,000	18,215,861
WEC Energy Group, Inc.
06/15/20	2.450%	1,400,000	1,411,143
Xcel Energy, Inc.
03/15/21	2.400%	5,410,000	5,412,878
Total			163,489,195
Food and Beverage 20.0%
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	12,390,000	12,391,450
ConAgra Foods, Inc.
01/25/23	3.200%	12,090,000	12,248,439
Diageo Capital PLC
05/11/17	1.500%	12,595,000	12,595,000
General Mills, Inc.
10/20/17	1.400%	2,260,000	2,262,029
Grupo Bimbo SAB de CV(a)
01/25/22	4.500%	4,916,000	5,189,561
Heineken NV(a)
10/01/17	1.400%	13,705,000	13,699,628
Kraft Heinz Foods Co.
06/05/17	2.250%	14,520,000	14,530,763
06/30/17	1.600%	5,360,000	5,360,917
Molson Coors Brewing Co.
05/01/17	2.000%	14,895,000	14,895,818

Columbia Limited Duration Credit Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molson Coors Brewing Co.(a)
03/15/19	1.900%	3,520,000	3,517,853
Mondelez International, Inc.(a)
10/28/19	1.625%	10,640,000	10,465,951
PepsiCo, Inc.(b)
05/02/19	1.550%	4,595,000	4,591,646
Sysco Corp.
07/15/21	2.500%	1,025,000	1,027,256
Tyson Foods, Inc.
08/15/19	2.650%	3,879,000	3,918,054
06/15/22	4.500%	4,220,000	4,513,066
Wm. Wrigley Jr., Co.(a)
10/21/18	2.400%	15,695,000	15,821,847
10/21/19	2.900%	9,877,000	10,063,576
Total			147,092,854
Health Care 2.3%
Becton Dickinson and Co.
12/15/19	2.675%	4,974,000	5,008,499
Express Scripts Holding Co.
07/15/23	3.000%	5,695,000	5,596,955
Medtronic Global Holdings SCA
03/28/19	1.700%	6,040,000	6,037,711
Total			16,643,165
Independent Energy 0.8%
Canadian Natural Resources Ltd.
05/15/17	5.700%	2,720,000	2,724,905
Continental Resources, Inc.
06/01/44	4.900%	835,000	724,363
Woodside Finance Ltd.(a)
03/05/25	3.650%	2,320,000	2,295,988
Total			5,745,256
Integrated Energy 0.9%
Cenovus Energy, Inc.
09/15/43	5.200%	6,930,000	6,584,401
Life Insurance 5.5%
Five Corners Funding Trust(a)
11/15/23	4.419%	10,730,000	11,531,681
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	10,125,000	10,267,499
TIAA Asset Management Finance Co. LLC(a)
11/01/19	2.950%	18,200,000	18,492,911
Total			40,292,091
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 3.5%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	4,182,000	4,230,139
06/15/20	2.800%	12,768,000	12,906,048
Thomson Reuters Corp.
10/15/19	4.700%	7,960,000	8,408,140
Total			25,544,327
Midstream 8.4%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	9,300,000	9,481,043
Enterprise Products Operating LLC
04/15/21	2.850%	2,240,000	2,266,773
Kinder Morgan Energy Partners LP
05/01/24	4.300%	12,960,000	13,430,383
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	10,533,000	10,750,717
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	10,541,000	10,640,085
11/01/24	3.600%	8,330,000	8,201,035
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	6,293,000	6,695,104
Total			61,465,140
Natural Gas 2.1%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	9,639,000	9,834,122
Sempra Energy
12/01/23	4.050%	4,960,000	5,234,343
06/15/24	3.550%	230,000	235,362
Total			15,303,827
Pharmaceuticals 4.6%
Actavis Funding SCS
03/15/22	3.450%	8,650,000	8,892,105
Amgen, Inc.
06/01/17	5.850%	12,235,000	12,280,636
05/22/19	2.200%	8,970,000	9,026,969
Teva Pharmaceutical Finance III BV
07/21/21	2.200%	3,785,000	3,678,452
Total			33,878,162
Property & Casualty 4.7%
Alleghany Corp.
06/27/22	4.950%	6,669,000	7,332,312
Berkshire Hathaway, Inc.
08/15/18	1.150%	4,265,000	4,251,621

2	Columbia Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
05/15/24	3.950%	9,605,000	9,950,425
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	7,989,000	8,503,675
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/26	7.875%	3,600,000	4,615,891
Total			34,653,924
Railroads 1.6%
Union Pacific Corp.
06/19/20	2.250%	11,345,000	11,434,149
Refining 1.1%
Phillips 66
05/01/17	2.950%	8,365,000	8,366,080
Restaurants 0.9%
McDonald’s Corp.
12/09/20	2.750%	6,859,000	6,982,503
Retailers 1.4%
CVS Health Corp.
06/01/21	2.125%	4,595,000	4,534,162
07/20/22	3.500%	5,359,000	5,569,839
Total			10,104,001
Technology 1.7%
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/22	3.000%	7,600,000	7,660,101
Cisco Systems, Inc.
09/20/19	1.400%	4,750,000	4,719,001
Total			12,379,102
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 2.5%
ERAC U.S.A. Finance LLC(a)
11/01/23	2.700%	5,625,000	5,428,384
11/15/24	3.850%	12,500,000	12,817,137
11/01/25	3.800%	500,000	508,045
Total			18,753,566
Wirelines 2.0%
AT&T, Inc.
06/30/22	3.000%	14,662,000	14,665,885
Total Corporate Bonds & Notes (Cost $679,577,280)			682,443,038

U.S. Treasury Obligations 5.4%

U.S. Treasury
11/15/19	1.000%	28,955,000	28,689,193
12/15/19	1.375%	9,500,000	9,497,407
07/31/21	1.125%	1,600,000	1,560,250
Total U.S. Treasury Obligations (Cost $39,761,506)			39,746,850

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(c),(d)	10,793,662	10,793,662
Total Money Market Funds (Cost $10,793,662)		10,793,662
Total Investments (Cost: $730,132,448)		732,983,550
Other Assets & Liabilities, Net		1,057,884
Net Assets		734,041,434

At April 30, 2017, securities and/or cash totaling $1,435,422 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	505	USD	109,387,735	06/2017	173,617	—
U.S. Treasury 5-Year Note	616	USD	72,938,250	06/2017	88,818	—
Total			182,325,985		262,435	—

Columbia Limited Duration Credit Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2017 (Unaudited)
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(936)	USD	(117,672,750)	06/2017	—	(1,527,045)
U.S. Treasury Ultra 10-Year Note	(217)	USD	(29,393,328)	06/2017	—	(255,875)
U.S. Ultra Bond	(33)	USD	(5,376,938)	06/2017	—	(90,126)
Total			(152,443,016)		—	(1,873,046)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $156,550,260 or 21.33% of net assets.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	73,553,306	374,888,074	(437,647,718)	10,793,662	(1,741)	265,815	10,793,662
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
730,132,000	4,459,000	(1,607,000)	2,852,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
4	Columbia Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	682,443,038	—	—	682,443,038
U.S. Treasury Obligations	39,746,850	—	—	—	39,746,850
Money Market Funds	—	—	—	10,793,662	10,793,662
Total Investments	39,746,850	682,443,038	—	10,793,662	732,983,550
Derivatives
Asset
Futures Contracts	262,435	—	—	—	262,435
Liability
Futures Contracts	(1,873,046)	—	—	—	(1,873,046)
Total	38,136,239	682,443,038	—	10,793,662	731,372,939
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Limited Duration Credit Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 12.0%
Automobiles 0.6%
Ford Motor Co.	2,046,600	23,474,502
Diversified Consumer Services 0.1%
H&R Block, Inc.	226,000	5,602,540
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	869,100	74,038,629
Leisure Products 0.2%
Hasbro, Inc.	60,200	5,966,422
Media 2.7%
Comcast Corp., Class A	2,104,010	82,456,152
News Corp., Class A	2,207,200	28,075,584
Total		110,531,736
Multiline Retail 0.9%
Kohl’s Corp.	964,600	37,648,338
Specialty Retail 5.7%
Best Buy Co., Inc.	1,470,800	76,202,148
Foot Locker, Inc.	161,400	12,482,676
Ross Stores, Inc.	1,068,900	69,478,500
TJX Companies, Inc. (The)	951,000	74,786,640
Total		232,949,964
Total Consumer Discretionary		490,212,131
Consumer Staples 9.0%
Food & Staples Retailing 4.0%
CVS Health Corp.	79,900	6,586,956
SYSCO Corp.	1,323,900	69,994,593
Wal-Mart Stores, Inc.	1,169,700	87,938,046
Total		164,519,595
Food Products 1.7%
Tyson Foods, Inc., Class A	1,089,200	69,991,992
Household Products 0.1%
Procter & Gamble Co. (The)	56,500	4,934,145
Tobacco 3.2%
Altria Group, Inc.	1,105,200	79,331,256
Philip Morris International, Inc.	445,600	49,390,304
Total		128,721,560
Total Consumer Staples		368,167,292
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.5%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.	948,500	56,312,445
Oil, Gas & Consumable Fuels 5.1%
Apache Corp.	277,100	13,478,144
Chevron Corp.	351,100	37,462,370
ConocoPhillips	1,354,360	64,887,388
Exxon Mobil Corp.	75,300	6,148,245
HollyFrontier Corp.	483,200	13,597,248
Valero Energy Corp.	1,138,250	73,542,332
Total		209,115,727
Total Energy		265,428,172
Financials 13.7%
Banks 6.2%
Bank of America Corp.	4,730,200	110,402,868
Fifth Third Bancorp	1,198,500	29,279,355
JPMorgan Chase & Co.	1,310,400	114,004,800
Total		253,687,023
Capital Markets 3.5%
CME Group, Inc.	68,100	7,912,539
Morgan Stanley	777,600	33,724,512
S&P Global, Inc.	608,800	81,694,872
T. Rowe Price Group, Inc.	241,200	17,098,668
Total		140,430,591
Consumer Finance 0.3%
Navient Corp.	894,700	13,599,440
Insurance 3.7%
Aflac, Inc.	59,100	4,425,408
Allstate Corp. (The)	410,200	33,345,158
Marsh & McLennan Companies, Inc.	492,000	36,471,960
Prudential Financial, Inc.	713,400	76,355,202
Total		150,597,728
Total Financials		558,314,782

Columbia Disciplined Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.1%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.(a)	162,300	20,738,694
Biogen, Inc.(a)	90,900	24,652,989
BioMarin Pharmaceutical, Inc.(a)	108,200	10,369,888
Celgene Corp.(a)	276,600	34,312,230
TESARO, Inc.(a)	60,600	8,943,954
Vertex Pharmaceuticals, Inc.(a)	201,500	23,837,450
Total		122,855,205
Health Care Equipment & Supplies 2.4%
Baxter International, Inc.	1,484,900	82,679,232
Hologic, Inc.(a)	297,800	13,445,670
Total		96,124,902
Health Care Providers & Services 2.3%
Centene Corp.(a)	113,000	8,407,200
Express Scripts Holding Co.(a)	591,100	36,258,074
McKesson Corp.	355,600	49,175,924
Total		93,841,198
Pharmaceuticals 6.4%
Johnson & Johnson	440,500	54,388,535
Mallinckrodt PLC(a)	144,700	6,789,324
Merck & Co., Inc.	1,558,300	97,128,839
Pfizer, Inc.	3,032,155	102,850,698
Total		261,157,396
Total Health Care		573,978,701
Industrials 9.9%
Aerospace & Defense 3.8%
Boeing Co. (The)	558,400	103,209,072
Lockheed Martin Corp.	193,400	52,111,630
Total		155,320,702
Airlines 1.6%
Delta Air Lines, Inc.	143,200	6,507,008
Southwest Airlines Co.	1,033,600	58,108,992
Total		64,616,000
Commercial Services & Supplies 0.2%
Waste Management, Inc.	133,500	9,716,130
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.3%
Emerson Electric Co.	218,700	13,183,236
Industrial Conglomerates 2.4%
3M Co.	311,100	60,922,713
Honeywell International, Inc.	271,100	35,552,054
Total		96,474,767
Machinery 0.5%
Ingersoll-Rand PLC	250,000	22,187,500
Professional Services 0.6%
Nielsen Holdings PLC	564,600	23,221,998
Road & Rail 0.5%
Union Pacific Corp.	179,500	20,096,820
Total Industrials		404,817,153
Information Technology 22.4%
Communications Equipment 3.0%
Cisco Systems, Inc.	3,039,100	103,542,137
F5 Networks, Inc.(a)	148,500	19,175,805
Total		122,717,942
Internet Software & Services 5.6%
Alphabet, Inc., Class A(a)	39,400	36,426,088
Facebook, Inc., Class A(a)	847,900	127,396,975
VeriSign, Inc.(a)	743,800	66,138,696
Total		229,961,759
IT Services 2.1%
MasterCard, Inc., Class A	740,300	86,111,696
Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc.(a)	301,300	4,007,290
Applied Materials, Inc.	593,100	24,085,791
Lam Research Corp.	33,800	4,895,930
QUALCOMM, Inc.	1,180,100	63,418,574
Total		96,407,585
Software 6.0%
Adobe Systems, Inc.(a)	240,700	32,191,218
Electronic Arts, Inc.(a)	600,200	56,910,964
Microsoft Corp.(b)	2,277,100	155,890,266
Total		244,992,448

2	Columbia Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	861,480	123,751,602
HP, Inc.	593,400	11,167,788
Total		134,919,390
Total Information Technology		915,110,820
Materials 2.6%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	806,000	68,316,560
Containers & Packaging 0.5%
International Paper Co.	382,800	20,659,716
Metals & Mining 0.4%
Newmont Mining Corp.	530,500	17,936,205
Total Materials		106,912,481
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	677,200	85,286,568
Host Hotels & Resorts, Inc.	1,178,600	21,155,870
SL Green Realty Corp.	87,300	9,160,389
Total		115,602,827
Total Real Estate		115,602,827
Telecommunication Services 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	2,532,600	100,366,938
Total Telecommunication Services		100,366,938
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.4%
Electric Utilities 1.7%
Entergy Corp.	917,200	69,945,672
Multi-Utilities 1.7%
Ameren Corp.	299,400	16,374,186
CenterPoint Energy, Inc.	1,868,900	53,319,717
Total		69,693,903
Total Utilities		139,639,575
Total Common Stocks (Cost $3,485,387,327)		4,038,550,872

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(c),(d)	36,054,549	36,054,549
Total Money Market Funds (Cost $36,054,549)		36,054,549
Total Investments (Cost: $3,521,441,876)		4,074,605,421
Other Assets & Liabilities, Net		9,957,338
Net Assets		4,084,562,759

At April 30, 2017, securities and/or cash totaling $2,964,318 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	377	USD	44,872,425	06/2017	222,437	—
S&P 500 E-mini	15	USD	1,785,375	06/2017	41,213	—
Total			46,657,800		263,650	—
Columbia Disciplined Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	23,374,982	328,212,895	(315,533,328)	36,054,549	(1,467)	162,947	36,054,549
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,521,442,000	634,681,000	(81,518,000)	553,163,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	490,212,131	—	—	—	490,212,131
Consumer Staples	368,167,292	—	—	—	368,167,292
Energy	265,428,172	—	—	—	265,428,172
Financials	558,314,782	—	—	—	558,314,782
Health Care	573,978,701	—	—	—	573,978,701
Industrials	404,817,153	—	—	—	404,817,153
Information Technology	915,110,820	—	—	—	915,110,820
Materials	106,912,481	—	—	—	106,912,481
Real Estate	115,602,827	—	—	—	115,602,827
Telecommunication Services	100,366,938	—	—	—	100,366,938
Utilities	139,639,575	—	—	—	139,639,575
Total Common Stocks	4,038,550,872	—	—	—	4,038,550,872
Money Market Funds	—	—	—	36,054,549	36,054,549
Total Investments	4,038,550,872	—	—	36,054,549	4,074,605,421
Derivatives
Asset
Futures Contracts	263,650	—	—	—	263,650
Total	4,038,814,522	—	—	36,054,549	4,074,869,071
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Loral Space & Communications, Inc.(b)	101	3,874
Ziff Davis Holdings, Inc.(a),(b)	6,107	61
Total		3,935
Total Consumer Discretionary		3,935
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,124	29,516
Total Industrials		29,516
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,133,669)		33,451

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/15	0.000%	3,896,787	0
Total Convertible Bonds (Cost $—)			0

Corporate Bonds & Notes 92.4%

Aerospace & Defense 1.5%
Bombardier, Inc.(e)
12/01/21	8.750%	4,042,000	4,496,725
TransDigm, Inc.(e)
05/15/25	6.500%	3,677,000	3,759,733
TransDigm, Inc.
06/15/26	6.375%	20,347,000	20,499,602
Total			28,756,060
Automotive 0.3%
Gates Global LLC/Co.(e)
07/15/22	6.000%	1,158,000	1,163,790
IHO Verwaltungs GmbH PIK(e)
09/15/23	4.500%	1,200,000	1,200,000
09/15/26	4.750%	3,689,000	3,652,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lear Corp. Escrow Bond(a),(c)
06/01/17	8.750%	1,595,000	0
Total			6,015,900
Banking 0.9%
Ally Financial, Inc.
11/01/31	8.000%	10,422,000	12,402,180
Popular, Inc.
07/01/19	7.000%	3,474,000	3,612,960
Total			16,015,140
Building Materials 1.0%
Allegion PLC
09/15/23	5.875%	4,845,000	5,172,037
American Builders & Contractors Supply Co., Inc.(e)
04/15/21	5.625%	5,642,000	5,804,207
12/15/23	5.750%	1,841,000	1,956,063
Beacon Roofing Supply, Inc.
10/01/23	6.375%	2,779,000	2,994,372
HD Supply, Inc.(e)
04/15/24	5.750%	2,787,000	2,961,188
Total			18,887,867
Cable and Satellite 9.3%
Altice US Finance I Corp.(e)
07/15/23	5.375%	15,300,000	15,969,375
Altice US Finance I Corp.
05/15/26	5.500%	8,368,000	8,650,420
CCO Holdings LLC/Capital Corp.(e)
05/01/25	5.375%	6,519,000	6,796,058
02/15/26	5.750%	8,985,000	9,543,687
05/01/26	5.500%	106,000	111,234
05/01/27	5.125%	3,752,000	3,827,040
05/01/27	5.875%	5,846,000	6,218,683
CSC Holdings LLC(e)
10/15/25	6.625%	22,872,000	24,987,660
04/15/27	5.500%	4,789,000	4,950,629
DISH DBS Corp.
11/15/24	5.875%	5,420,000	5,691,000
07/01/26	7.750%	18,970,000	22,218,613
Quebecor Media, Inc. Escrow Bond(a),(e)
01/15/49	9.750%	1,885,000	39,397
Sirius XM Radio, Inc.(e)
04/15/25	5.375%	6,433,000	6,593,825
07/15/26	5.375%	1,663,000	1,704,575
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/25	5.000%	16,445,000	17,072,212
Videotron Ltd./Ltee(e)
04/15/27	5.125%	5,532,000	5,640,980

Columbia Income Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(e)
01/15/26	5.250%	17,388,000	17,605,350
08/15/26	5.500%	4,893,000	4,996,976
Ziggo Secured Finance BV(e)
01/15/27	5.500%	11,043,000	11,319,406
Total			173,937,120
Chemicals 2.6%
Angus Chemical Co.(e)
02/15/23	8.750%	6,093,000	6,336,720
Axalta Coating Systems LLC(e)
08/15/24	4.875%	4,749,000	4,918,159
Chemours Co. (The)
05/15/23	6.625%	3,577,000	3,827,390
05/15/25	7.000%	4,951,000	5,439,911
INEOS Group Holdings SA(e)
08/01/24	5.625%	6,603,000	6,718,552
Koppers, Inc.(e)
02/15/25	6.000%	2,101,000	2,200,798
Platform Specialty Products Corp.(e)
05/01/21	10.375%	5,033,000	5,605,504
02/01/22	6.500%	3,470,000	3,556,750
PQ Corp.(e)
11/15/22	6.750%	7,000,000	7,542,500
SPCM SA
09/15/25	4.875%	2,650,000	2,679,813
Total			48,826,097
Construction Machinery 1.2%
Ritchie Bros. Auctioneers, Inc.(e)
01/15/25	5.375%	1,844,000	1,903,930
United Rentals North America, Inc.
09/15/26	5.875%	11,348,000	11,972,140
05/15/27	5.500%	8,091,000	8,323,616
Total			22,199,686
Consumer Cyclical Services 2.6%
APX Group, Inc.
12/01/22	7.875%	19,405,000	21,151,450
APX Group, Inc.(e)
12/01/22	7.875%	1,662,000	1,811,580
IHS Markit Ltd.(e)
11/01/22	5.000%	4,561,000	4,874,569
02/15/25	4.750%	10,708,000	11,203,245
Interval Acquisition Corp.
04/15/23	5.625%	9,125,000	9,398,750
Total			48,439,594
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 1.9%
American Greetings Corp.(e)
02/15/25	7.875%	880,000	939,400
Prestige Brands, Inc.(e)
03/01/24	6.375%	5,335,000	5,708,450
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	6,652,000	7,109,325
Scotts Miracle-Gro Co. (The)(e)
12/15/26	5.250%	2,320,000	2,383,800
Spectrum Brands, Inc.
07/15/25	5.750%	6,924,000	7,421,905
Springs Industries, Inc.
06/01/21	6.250%	7,380,000	7,601,400
Tempur Sealy International, Inc.
10/15/23	5.625%	3,326,000	3,399,172
06/15/26	5.500%	648,000	644,358
Valvoline, Inc.(e)
07/15/24	5.500%	946,000	1,000,395
Total			36,208,205
Diversified Manufacturing 1.0%
Entegris, Inc.(e)
04/01/22	6.000%	6,615,000	6,896,137
SPX FLOW, Inc.(e)
08/15/24	5.625%	1,680,000	1,701,000
08/15/26	5.875%	3,931,000	3,980,138
WESCO Distribution, Inc.
06/15/24	5.375%	3,540,000	3,637,350
Zekelman Industries, Inc.(e)
06/15/23	9.875%	2,993,000	3,382,090
Total			19,596,715
Electric 2.9%
AES Corp. (The)
05/15/26	6.000%	1,976,000	2,084,680
Calpine Corp.
01/15/23	5.375%	6,240,000	6,146,400
Calpine Corp.(e)
06/01/26	5.250%	5,501,000	5,528,505
Dynegy, Inc.
11/01/24	7.625%	1,840,000	1,683,600
NRG Energy, Inc.
07/15/22	6.250%	2,369,000	2,413,561
05/01/24	6.250%	3,771,000	3,757,802
05/15/26	7.250%	418,000	427,405
01/15/27	6.625%	8,574,000	8,488,260

2	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Yield Operating LLC
08/15/24	5.375%	8,769,000	8,966,302
NRG Yield Operating LLC(e)
09/15/26	5.000%	8,001,000	7,840,980
Pattern Energy Group, Inc.(e)
02/01/24	5.875%	6,974,000	7,157,067
Total			54,494,562
Finance Companies 3.6%
Aircastle Ltd.
02/15/22	5.500%	2,071,000	2,242,686
04/01/23	5.000%	3,889,000	4,151,507
iStar, Inc.
04/01/22	6.000%	4,839,000	4,959,975
Navient Corp.
01/25/22	7.250%	5,777,000	6,152,505
06/15/22	6.500%	2,421,000	2,502,709
03/25/24	6.125%	2,529,000	2,503,710
10/25/24	5.875%	3,496,000	3,399,860
OneMain Financial Holdings LLC(e)
12/15/19	6.750%	7,050,000	7,402,500
12/15/21	7.250%	7,458,000	7,757,140
Park Aerospace Holdings Ltd.(e)
08/15/22	5.250%	1,273,000	1,344,606
02/15/24	5.500%	2,793,000	2,953,598
Provident Funding Associates LP/Finance Corp.(e)
06/15/21	6.750%	15,233,000	15,613,825
Quicken Loans, Inc.(e)
05/01/25	5.750%	5,620,000	5,676,200
Total			66,660,821
Food and Beverage 1.9%
B&G Foods, Inc.
04/01/25	5.250%	5,659,000	5,793,571
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/26	5.625%	5,215,000	5,306,262
Lamb Weston Holdings, Inc.(e)
11/01/24	4.625%	2,632,000	2,717,540
11/01/26	4.875%	4,386,000	4,523,063
Post Holdings, Inc.(e)
03/01/25	5.500%	1,927,000	2,013,715
08/15/26	5.000%	9,994,000	9,944,030
03/01/27	5.750%	4,478,000	4,651,523
Total			34,949,704
Gaming 5.2%
Boyd Gaming Corp.
05/15/23	6.875%	4,851,000	5,220,889
04/01/26	6.375%	2,856,000	3,077,340
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	6,498,000	6,855,390
International Game Technology PLC(e)
02/15/22	6.250%	3,401,000	3,707,090
02/15/25	6.500%	11,405,000	12,488,475
Isle of Capri Casinos LLC(e)
04/01/25	6.000%	2,894,000	2,991,673
Jack Ohio Finance LLC/1 Corp.(e)
11/15/21	6.750%	2,524,000	2,637,580
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	2,915,000	3,144,556
09/01/26	4.500%	2,800,000	2,789,500
MGM Resorts International
10/01/20	6.750%	5,487,000	6,104,288
12/15/21	6.625%	12,546,000	14,082,885
Penn National Gaming, Inc.(e)
01/15/27	5.625%	1,863,000	1,876,973
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/21	6.125%	1,774,000	1,793,212
Scientific Games International, Inc.(e)
01/01/22	7.000%	11,215,000	12,007,003
Seminole Tribe of Florida, Inc.(e)
10/01/20	6.535%	6,125,000	6,247,500
10/01/20	7.804%	2,245,000	2,316,593
SugarHouse HSP Gaming LP/Finance Corp.(e)
06/01/21	6.375%	8,772,000	8,940,422
Tunica-Biloxi Gaming Authority(d),(e)
11/15/16	0.000%	5,481,000	1,918,350
Total			98,199,719
Health Care 6.7%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	5,648,000	5,986,880
Change Healthcare Holdings LLC/Finance, Inc.
03/01/25	5.750%	6,773,000	6,950,791
CHS/Community Health Systems, Inc.
03/31/23	6.250%	5,246,000	5,337,805
DaVita, Inc.
08/15/22	5.750%	4,342,000	4,499,398
05/01/25	5.000%	4,700,000	4,735,250
Envision Healthcare Corp.(e)
12/01/24	6.250%	4,294,000	4,519,435
Fresenius Medical Care U.S. Finance II, Inc.(e)
01/31/22	5.875%	3,862,000	4,233,718
Fresenius Medical Care US Finance II, Inc.(e)
10/15/24	4.750%	5,823,000	5,954,017

Columbia Income Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc.
04/15/25	5.250%	20,863,000	22,421,257
06/15/26	5.250%	11,696,000	12,470,860
02/15/27	4.500%	3,887,000	3,923,888
Hologic, Inc.(e)
07/15/22	5.250%	5,537,000	5,834,614
Kinetic Concepts, Inc./KCI U.S.A., Inc.(e)
02/15/21	7.875%	2,381,000	2,538,741
MEDNAX, Inc.(e)
12/01/23	5.250%	4,274,000	4,370,165
MPH Acquisition Holdings LLC(e)
06/01/24	7.125%	7,654,000	8,228,050
Quintiles IMS, Inc.(e)
05/15/23	4.875%	4,721,000	4,850,827
10/15/26	5.000%	8,629,000	8,801,580
Teleflex, Inc.
06/01/26	4.875%	1,661,000	1,685,915
Tenet Healthcare Corp.(e)
01/01/22	7.500%	7,789,000	8,334,230
Total			125,677,421
Healthcare Insurance 1.4%
Centene Corp.
02/15/24	6.125%	1,758,000	1,894,245
01/15/25	4.750%	15,255,000	15,502,894
Molina Healthcare, Inc.
11/15/22	5.375%	1,662,000	1,736,790
WellCare Health Plans, Inc.
04/01/25	5.250%	6,433,000	6,690,320
Total			25,824,249
Home Construction 1.0%
CalAtlantic Group, Inc.
11/15/24	5.875%	2,630,000	2,827,250
06/01/26	5.250%	2,350,000	2,414,625
Lennar Corp.
04/30/24	4.500%	2,881,000	2,909,810
Meritage Homes Corp.
04/01/22	7.000%	3,100,000	3,518,500
06/01/25	6.000%	3,069,000	3,270,020
Taylor Morrison Communities, Inc./Holdings II(e)
03/01/24	5.625%	3,500,000	3,701,250
Total			18,641,455
Independent Energy 7.9%
Callon Petroleum Co.(e)
10/01/24	6.125%	3,263,000	3,417,992
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	14,194,000	14,300,455
Continental Resources, Inc.
06/01/24	3.800%	6,689,000	6,287,660
06/01/44	4.900%	3,057,000	2,651,948
CrownRock LP/Finance, Inc.(e)
02/15/23	7.750%	11,418,000	12,217,260
Diamondback Energy, Inc.(e)
05/31/25	5.375%	7,583,000	7,848,405
Extraction Oil & Gas Holdings LLC/Finance Corp.(e)
07/15/21	7.875%	9,876,000	10,345,110
Laredo Petroleum, Inc.
03/15/23	6.250%	9,757,000	9,854,570
MEG Energy Corp.(e)
01/15/25	6.500%	3,112,000	3,073,100
Newfield Exploration Co.
07/01/24	5.625%	3,185,000	3,366,163
Oasis Petroleum, Inc.
01/15/23	6.875%	191,000	192,910
Parsley Energy LLC/Finance Corp.(e)
01/15/25	5.375%	6,410,000	6,474,100
Parsley Energy LLC/Finance Corp.
08/15/25	5.250%	8,474,000	8,537,555
PDC Energy, Inc.(e)
09/15/24	6.125%	6,760,000	6,929,000
RSP Permian, Inc.(e)
01/15/25	5.250%	11,110,000	11,276,650
SM Energy Co.
09/15/26	6.750%	14,913,000	15,024,847
Whiting Petroleum Corp.
03/15/21	5.750%	4,831,000	4,806,845
04/01/23	6.250%	5,244,000	5,244,000
WPX Energy, Inc.
01/15/22	6.000%	15,995,000	16,234,925
Total			148,083,495
Leisure 0.7%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC
04/15/27	5.375%	5,602,000	5,790,507
Live Nation Entertainment, Inc.(e)
11/01/24	4.875%	3,820,000	3,848,650
Silversea Cruise Finance Ltd.(e)
02/01/25	7.250%	2,425,000	2,570,500
Total			12,209,657

4	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 1.0%
Hilton Domestic Operating Co., Inc.(e)
09/01/24	4.250%	5,201,000	5,240,008
Hilton Grand Vacations Borrower LLC/Inc.(e)
12/01/24	6.125%	2,736,000	2,913,840
Playa Resorts Holding BV(e)
08/15/20	8.000%	10,006,000	10,518,807
Total			18,672,655
Media and Entertainment 4.1%
AMC Networks, Inc.
04/01/24	5.000%	2,865,000	2,902,675
Match Group, Inc.
06/01/24	6.375%	6,683,000	7,276,116
MDC Partners, Inc.(e)
05/01/24	6.500%	10,709,000	10,441,275
Netflix, Inc.
02/15/25	5.875%	8,179,000	8,874,215
Netflix, Inc.(e)
11/15/26	4.375%	16,374,000	16,128,390
Nielsen Finance Co. SARL (The)(e)
10/01/21	5.500%	4,846,000	5,015,610
Nielsen Luxembourg SARL(e)
02/01/25	5.000%	7,921,000	7,930,901
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	1,743,000	1,825,793
03/15/25	5.875%	8,183,000	8,653,522
Univision Communications, Inc.(e)
02/15/25	5.125%	8,244,000	8,213,085
Ziff Davis Media, Inc.(a),(c),(d)
12/15/11	0.000%	753,352	0
Total			77,261,582
Metals and Mining 3.4%
Alcoa Nederland Holding BV(e)
09/30/24	6.750%	1,484,000	1,623,496
09/30/26	7.000%	2,229,000	2,463,045
First Quantum Minerals Ltd.(e)
04/01/25	7.500%	5,274,000	5,379,480
Freeport-McMoRan, Inc.
03/01/22	3.550%	1,809,000	1,700,460
03/15/23	3.875%	4,517,000	4,189,518
11/14/24	4.550%	10,627,000	9,984,066
Grinding Media, Inc./MC Canada, Inc.(e)
12/15/23	7.375%	4,184,000	4,463,491
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(e)
01/15/23	7.250%	1,772,000	1,884,965
01/15/25	7.625%	3,528,000	3,779,370
Novelis Corp.(e)
08/15/24	6.250%	2,909,000	3,061,723
09/30/26	5.875%	8,886,000	9,130,365
Teck Resources Ltd.
07/15/41	6.250%	15,913,000	16,867,780
Total			64,527,759
Midstream 5.4%
Energy Transfer Equity LP
06/01/27	5.500%	17,301,000	18,598,575
Hiland Partners Holdings LLC/Finance Corp.(e)
05/15/22	5.500%	7,536,000	7,837,440
NuStar Logistics LP
04/28/27	5.625%	3,998,000	4,123,057
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/24	5.500%	3,247,000	3,263,235
Targa Resources Partners LP/Finance Corp.
03/15/24	6.750%	6,118,000	6,668,620
Targa Resources Partners LP/Finance Corp.(e)
02/01/27	5.375%	17,916,000	18,722,220
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	1,855,000	1,989,488
05/01/24	6.375%	4,108,000	4,487,990
01/15/25	5.250%	11,341,000	12,035,636
Williams Companies, Inc. (The)
06/24/24	4.550%	23,239,000	23,790,926
Total			101,517,187
Oil Field Services 1.3%
Nabors Industries, Inc.(e)
01/15/23	5.500%	1,277,000	1,291,366
Precision Drilling Corp.(e)
12/15/23	7.750%	647,000	685,820
SESI LLC
12/15/21	7.125%	1,256,000	1,268,560
Trinidad Drilling Ltd.(e)
02/15/25	6.625%	1,826,000	1,839,695
Weatherford International Ltd.
06/15/23	8.250%	10,468,000	11,344,695
08/01/36	6.500%	2,040,000	1,927,800
Weatherford International Ltd.(e)
02/15/24	9.875%	5,960,000	6,943,400
Total			25,301,336

Columbia Income Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	2,378,000	2,485,010
Other Industry 0.0%
Booz Allen Hamilton, Inc.
05/01/25	5.125%	659,000	670,539
Other REIT 0.3%
CyrusOne LP/Finance Corp.(e)
03/15/24	5.000%	2,426,000	2,492,715
03/15/27	5.375%	2,426,000	2,498,780
Total			4,991,495
Packaging 3.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
05/15/24	7.250%	11,745,000	12,787,369
02/15/25	6.000%	9,796,000	10,126,615
Berry Plastics Corp.
10/15/22	6.000%	3,350,000	3,559,375
07/15/23	5.125%	8,530,000	8,868,641
Owens-Brockway Glass Container, Inc.(e)
08/15/23	5.875%	4,679,000	5,006,530
08/15/25	6.375%	3,482,000	3,786,675
Plastipak Holdings, Inc.(e)
10/01/21	6.500%	3,879,000	3,985,673
Reynolds Group Issuer, Inc./LLC(e)
07/15/23	5.125%	10,633,000	11,084,902
Total			59,205,780
Pharmaceuticals 2.2%
Capsugel SA(e)
PIK
05/15/19	7.000%	1,941,000	1,941,000
Endo Finance LLC/Finco, Inc.(e)
10/15/24	5.875%	4,382,000	4,464,163
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/23	6.375%	8,739,000	9,110,407
Mallinckrodt International Finance SA/CB LLC(e)
04/15/25	5.500%	2,832,000	2,577,120
Valeant Pharmaceuticals International, Inc.(e)
03/15/22	6.500%	2,352,000	2,407,860
05/15/23	5.875%	13,768,000	10,171,110
03/15/24	7.000%	10,657,000	10,870,140
Total			41,541,800
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(d),(e)
12/01/97	0.000%	4,600,000	460
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
12/01/37	0.000%	180,000	18
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/26	0.000%	9,865,000	987
Total			1,465
Restaurants 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e)
06/01/26	5.250%	4,423,000	4,533,575
Retailers 1.3%
Asbury Automotive Group, Inc.
12/15/24	6.000%	4,940,000	5,100,550
Group 1 Automotive, Inc.
06/01/22	5.000%	2,233,000	2,260,912
Group 1 Automotive, Inc.(e)
12/15/23	5.250%	2,542,000	2,561,065
L Brands, Inc.
11/01/35	6.875%	5,496,000	5,419,056
Penske Automotive Group, Inc.
12/01/24	5.375%	2,002,000	2,017,015
05/15/26	5.500%	3,619,000	3,600,905
Rite Aid Corp.(e)
04/01/23	6.125%	3,084,000	3,053,160
Total			24,012,663
Technology 5.9%
Camelot Finance SA(e)
10/15/24	7.875%	3,633,000	3,896,393
Equinix, Inc.
01/15/26	5.875%	19,753,000	21,283,857
First Data Corp.(e)
01/15/24	5.750%	17,955,000	18,628,313
Gartner, Inc.(e)
04/01/25	5.125%	8,223,000	8,510,805
Microsemi Corp.(e)
04/15/23	9.125%	5,656,000	6,504,400
MSCI, Inc.(e)
08/15/25	5.750%	2,990,000	3,221,725
08/01/26	4.750%	3,710,000	3,812,025
NXP BV/Funding LLC(e)
09/01/22	3.875%	6,540,000	6,791,790
PTC, Inc.
05/15/24	6.000%	5,969,000	6,386,830
Qualitytech LP/Finance Corp.
08/01/22	5.875%	10,007,000	10,307,210

6	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(e)
02/15/26	6.250%	4,880,000	5,282,600
Symantec Corp.(e)
04/15/25	5.000%	6,123,000	6,329,651
VeriSign, Inc.
05/01/23	4.625%	2,202,000	2,253,747
04/01/25	5.250%	7,160,000	7,491,150
Total			110,700,496
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/25	5.250%	6,098,000	5,747,365
Hertz Corp. (The)(e)
10/15/24	5.500%	7,116,000	6,137,550
Total			11,884,915
Wireless 6.1%
SBA Communications Corp.(e)
09/01/24	4.875%	19,080,000	19,246,950
SFR Group SA(e)
05/15/22	6.000%	8,978,000	9,359,565
05/01/26	7.375%	9,152,000	9,621,040
Sprint Capital Corp.
11/15/28	6.875%	4,550,000	4,925,375
Sprint Communications, Inc.(e)
03/01/20	7.000%	8,698,000	9,502,565
Sprint Corp.
06/15/24	7.125%	6,689,000	7,295,224
02/15/25	7.625%	17,050,000	19,032,063
T-Mobile USA, Inc.
03/01/25	6.375%	2,446,000	2,673,038
01/15/26	6.500%	18,062,000	20,026,242
Wind Acquisition Finance SA(e)
07/15/20	4.750%	12,053,000	12,233,795
Total			113,915,857
Wirelines 3.7%
CenturyLink, Inc.
04/01/24	7.500%	14,490,000	15,743,530
Frontier Communications Corp.
09/15/22	10.500%	675,000	678,375
01/15/23	7.125%	5,000,000	4,375,000
01/15/25	6.875%	2,282,000	1,900,336
09/15/25	11.000%	14,380,000	13,858,725
Level 3 Communications, Inc.
12/01/22	5.750%	1,786,000	1,859,673
Level 3 Financing, Inc.(f)
01/15/18	4.762%	1,728,000	1,732,320
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
02/01/23	5.625%	2,494,000	2,587,525
01/15/24	5.375%	3,137,000	3,246,795
03/15/26	5.250%	2,707,000	2,791,810
Telecom Italia Capital SA
09/30/34	6.000%	4,788,000	4,895,730
Telecom Italia SpA(e)
05/30/24	5.303%	1,862,000	1,917,860
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	10,537,000	11,393,131
Zayo Group LLC/Capital, Inc.(e)
01/15/27	5.750%	2,581,000	2,739,086
Total			69,719,896
Total Corporate Bonds & Notes (Cost $1,670,828,629)			1,734,567,477

Foreign Government Obligations(g) 0.4%

Canada 0.4%
NOVA Chemicals Corp.(e)
05/01/25	5.000%	6,898,000	7,061,828
Total Foreign Government Obligations (Cost $7,165,985)			7,061,828

Senior Loans 1.7%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.5%
Serta Simmons Holdings, LLC(f),(h)
2nd Lien Term Loan
11/08/24	9.038%	10,408,765	10,538,874
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC(f),(h)
Term Loan
12/13/19	4.147%	6,284,000	6,249,061
Independent Energy 0.3%
Chesapeake Energy Corp.(f),(h)
Tranche A Term Loan
08/23/21	8.553%	4,626,447	4,995,129
Technology 0.6%
Genesys Telecom(f),(h)
Tranche B1 Term Loan
12/01/23	5.158%	2,363,235	2,380,369

Columbia Income Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Information Resources, Inc.(f),(h)
1st Lien Term Loan
01/18/24	5.250%	8,895,000	8,981,192
Total			11,361,561
Total Senior Loans (Cost $32,026,178)			33,144,625

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(i),(j)	69,654,426	69,654,426
Total Money Market Funds (Cost $69,654,426)		69,654,426
Total Investments (Cost: $1,782,808,887)		1,844,461,807
Other Assets & Liabilities, Net		33,035,404
Net Assets		1,877,497,211
At April 30, 2017, securities and/or cash totaling $1,116,500 were pledged as collateral.
Investments in derivatives
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,155)	USD	(145,205,156)	06/2017	—	(357,213)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2017, the value of these securities amounted to $39,458, which represents less than 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2017, the value of these securities amounted to $1,919,815 which represents 0.10% of net assets.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $910,533,109 which represents 48.50% of net assets.
(f)	Variable rate security.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	The rate shown is the seven-day current annualized yield at April 30, 2017.
8	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	138,121,016	1,234,804,265	(1,303,270,855)	69,654,426	21,185	641,369	69,654,426
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,782,809,000	79,039,000	(17,386,000)	61,653,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Columbia Income Opportunities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Income Opportunities Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	3,874	—	61	—	3,935
Industrials	29,516	—	0*	—	29,516
Utilities	—	—	0*	—	0*
Total Common Stocks	33,390	—	61	—	33,451
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	1,734,528,080	39,397	—	1,734,567,477
Foreign Government Obligations	—	7,061,828	—	—	7,061,828
Senior Loans	—	33,144,625	—	—	33,144,625
Money Market Funds	—	—	—	69,654,426	69,654,426
Total Investments	33,390	1,774,734,533	39,458	69,654,426	1,844,461,807
Derivatives
Liability
Futures Contracts	(357,213)	—	—	—	(357,213)
Total	(323,823)	1,774,734,533	39,458	69,654,426	1,844,104,594

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds, common stock, preferred stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.
Certain corporate bonds and common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
10	Columbia Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Short-Term Cash Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Commercial Paper 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
05/02/17	0.830%	27,000,000	26,997,543
05/05/17	0.840%	94,000,000	93,984,866
05/16/17	0.920%	53,000,000	52,975,885
05/17/17	0.920%	25,000,000	24,988,000
05/24/17	0.940%	92,000,000	91,938,636
05/26/17	0.940%	34,000,000	33,975,554
05/31/17	1.010%	24,000,000	23,978,208
06/01/17	1.000%	30,000,000	29,971,950
06/02/17	1.010%	25,000,000	24,975,925
Total Asset-Backed Commercial Paper (Cost $403,810,180)			403,786,567

Asset-Backed Securities — Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Auto Receivables Trust
Series 2017-2 Class A1
04/16/18	1.050%	42,288,831	42,289,897
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class A1
02/20/18	0.920%	18,109,951	18,108,255
BMW Vehicle Lease Trust
Series 2017-1 Class A1
03/20/18	1.000%	37,825,379	37,825,296
CNH Equipment Trust
Series 2017-A Class A1
04/13/18	1.000%	36,087,549	36,087,304
Dell Equipment Finance Trust(a),(b)
Series 2017-1 Class A1
05/22/18	1.350%	63,000,000	63,000,000
Enterprise Fleet Financing LLC(a)
Series 2017-1 Class A1
02/20/18	1.050%	43,114,844	43,071,311
GM Financial Automobile Leasing Trust
Series 2017-1 Class A1
03/20/18	1.000%	42,144,029	42,122,616
Huntington Auto Trust
Series 2016-1 Class A1
12/15/17	0.850%	17,981,869	17,979,784
MMAF Equipment Finance LLC(a),(b)
Series 2017-AA Class A1
05/16/18	1.170%	51,000,000	51,000,000
Nissan Auto Receivables Owner Trust
Series 2017-A Class A1
04/16/18	1.000%	43,693,232	43,674,736
Securitized Term Auto Receivables Trust(a)
Series 2017-1A Class A1
02/26/18	0.880%	25,378,204	25,367,527
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMART ABS Trust
Series 2016-2US Class A1
10/16/17	0.770%	4,397,183	4,396,555
Volvo Financial Equipment LLC(a)
Series 2017-1A Class A1
03/15/18	0.900%	46,186,602	46,149,838
World Omni Auto Receivables Trust
Series 2017-A Class A1
04/16/18	1.100%	44,200,000	44,200,000
Total Asset-Backed Securities — Non-Agency (Cost $515,407,673)			515,273,119

Certificates of Deposit 19.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
05/01/17	0.850%	375,000,000	375,000,000
Bank of Montreal
05/09/17	0.940%	30,000,000	30,000,150
06/01/17	0.950%	100,000,000	99,986,000
06/16/17	0.990%	25,000,000	25,003,625
07/06/17	1.080%	50,000,000	49,999,700
07/07/17	1.090%	100,000,000	100,001,300
07/10/17	1.090%	75,000,000	75,000,975
BB&T Corp.
05/19/17	0.950%	75,000,000	74,998,875
05/26/17	0.960%	100,000,000	99,997,200
05/26/17	0.960%	78,000,000	77,997,816
06/14/17	0.980%	75,000,000	74,991,075
06/19/17	0.990%	75,000,000	74,988,975
BNP Paribas Finance, Inc.
05/01/17	0.820%	393,400,000	393,400,000
Canadian Imperial Bank of Commerce
05/01/17	0.820%	96,300,000	96,300,000
Royal Bank of Canada(c)
06/27/17	1.330%	100,000,000	100,019,900
09/20/17	1.170%	57,000,000	57,004,047
State Street Bank and Trust Co.(c)
06/20/17	1.340%	200,000,000	200,062,000
Toronto-Dominion Bank (The)
05/01/17	0.920%	50,000,000	49,999,400
05/17/17	0.950%	50,000,000	50,001,650
05/23/17	0.950%	30,000,000	29,999,220
06/13/17	0.990%	50,000,000	50,000,400
06/22/17	1.010%	50,000,000	50,001,250
07/11/17	1.090%	75,000,000	74,997,975
07/12/17	1.090%	50,000,000	49,996,800

Columbia Short-Term Cash Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2017 (Unaudited)
Certificates of Deposit (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Wells Fargo Bank NA(c)
06/28/17	1.390%	100,000,000	100,063,200
07/27/17	1.160%	50,000,000	50,026,350
08/29/17	1.150%	50,000,000	50,007,450
Total Certificates of Deposit (Cost $2,559,700,000)			2,559,845,333

Commercial Paper 35.1%

Banking 2.4%
Scotiabanc, Inc.(a)
05/10/17	0.910%	50,000,000	49,985,050
The Bank of New York
06/09/17	1.010%	50,000,000	49,942,200
07/20/17	1.130%	50,000,000	49,871,350
07/24/17	0.950%	50,000,000	49,887,350
Toronto Dominion Holdings USA Inc.(a)
06/21/17	1.010%	25,000,000	24,962,850
Westpac Banking Corp.(a)
08/21/17	1.180%	100,000,000	99,628,400
Total			324,277,200
Consumer Products 2.9%
Procter & Gamble Co.(a)
05/04/17	0.840%	30,000,000	29,995,860
05/18/17	0.920%	91,791,000	91,744,554
05/25/17	0.890%	50,000,000	49,966,950
06/05/17	0.900%	50,000,000	49,953,450
06/06/17	0.890%	50,000,000	49,952,250
06/07/17	0.900%	50,000,000	49,951,000
06/08/17	0.890%	60,000,000	59,939,760
Total			381,503,824
Diversified Manufacturing 3.3%
3M Co.(a)
05/25/17	0.940%	100,000,000	99,930,700
General Electric Co.
05/31/17	1.010%	140,000,000	139,872,880
06/23/17	1.010%	100,000,000	99,845,900
06/26/17	0.900%	100,000,000	99,855,500
Total			439,504,980
Finance Companies 0.4%
GE Capital Treasury LLC
05/04/17	0.840%	30,000,000	29,995,860
06/16/17	1.010%	20,000,000	19,973,040
Total			49,968,900
Integrated Energy 3.2%
Chevron Corp.(a)
06/02/17	1.010%	30,000,000	29,971,110
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
05/22/17	0.940%	30,000,000	29,981,520
06/01/17	1.000%	65,000,000	64,939,225
06/02/17	1.010%	50,000,000	49,951,850
06/06/17	1.010%	30,000,000	29,967,810
06/08/17	1.010%	100,000,000	99,887,200
06/14/17	1.010%	100,000,000	99,870,700
06/23/17	1.010%	23,000,000	22,964,557
Total			427,533,972
Life Insurance 2.6%
New York Life Capital Corp.(a)
05/03/17	0.830%	59,175,000	59,168,254
05/04/17	0.840%	9,600,000	9,598,675
05/22/17	0.910%	16,428,000	16,418,127
06/13/17	1.010%	22,500,000	22,471,515
06/19/17	1.010%	41,000,000	40,941,329
06/29/17	1.130%	20,000,000	19,961,560
07/05/17	1.130%	23,052,000	23,003,406
07/06/17	1.130%	23,000,000	22,950,803
07/12/17	1.130%	52,155,000	52,033,740
07/13/17	1.130%	22,588,000	22,534,783
07/25/17	1.070%	10,000,000	9,974,270
Pricoa Short Term Funding LLC(a)
07/05/17	1.130%	55,000,000	54,884,060
Total			353,940,522
Pharmaceuticals 12.7%
Johnson & Johnson(a)
05/01/17	0.830%	100,000,000	99,993,200
05/22/17	0.940%	100,000,000	99,938,400
06/01/17	1.000%	125,000,000	124,883,125
06/16/17	1.010%	50,000,000	49,932,600
06/19/17	0.880%	25,000,000	24,968,525
Merck & Co., Inc.(a)
05/04/17	0.840%	50,000,000	49,993,100
05/05/17	0.840%	55,000,000	54,991,145
05/16/17	0.920%	50,000,000	49,977,250
05/18/17	0.920%	45,000,000	44,977,230
05/30/17	1.000%	60,000,000	59,947,200
06/09/17	1.010%	40,000,000	39,953,760
Novartis Finance Corp.(a)
05/23/17	0.940%	35,000,000	34,977,530
05/24/17	0.940%	50,000,000	49,966,650
06/05/17	1.000%	65,000,000	64,932,075
06/06/17	1.010%	40,000,000	39,957,080
06/07/17	1.000%	50,000,000	49,945,000
06/08/17	1.010%	10,000,000	9,988,720
06/13/17	1.010%	55,000,000	54,930,370
06/14/17	1.010%	17,800,000	17,776,985
06/19/17	1.010%	50,000,000	49,928,450
07/05/17	0.950%	25,000,000	24,955,975

2	Columbia Short-Term Cash Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2017 (Unaudited)
Commercial Paper (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
05/04/17	0.840%	49,300,000	49,293,196
05/15/17	0.920%	17,000,000	16,992,690
05/17/17	0.920%	25,000,000	24,988,000
05/18/17	0.920%	50,000,000	49,974,700
05/19/17	0.920%	30,000,000	29,984,070
05/22/17	0.940%	40,000,000	39,975,360
06/08/17	1.010%	30,000,000	29,966,160
06/12/17	1.010%	65,000,000	64,919,530
06/15/17	1.010%	100,000,000	99,867,900
Sanofi Aventis(a)
06/30/17	1.000%	200,000,000	199,656,200
Total			1,702,532,176
Property & Casualty 0.4%
Travelers Co., Inc.(a)
05/01/17	0.830%	50,000,000	49,996,600
Retailers 1.6%
Wal-Mart Stores, Inc.(a)
05/02/17	0.870%	50,000,000	49,995,250
05/03/17	0.860%	50,000,000	49,994,100
05/08/17	0.910%	50,000,000	49,987,550
05/15/17	0.920%	18,000,000	17,992,260
05/17/17	0.920%	50,000,000	49,976,000
Total			217,945,160
Technology 5.6%
Apple, Inc.(a)
05/09/17	0.910%	14,875,000	14,870,924
05/24/17	0.940%	75,000,000	74,949,975
06/15/17	1.010%	45,000,000	44,940,555
06/26/17	1.010%	115,000,000	114,813,355
06/28/17	1.010%	80,000,000	79,865,760
06/29/17	1.130%	75,000,000	74,855,850
Cisco Systems, Inc.(a)
05/17/17	0.920%	90,000,000	89,956,800
Microsoft Corp.(a)
05/02/17	0.830%	34,750,000	34,746,838
05/09/17	0.960%	25,000,000	24,992,800
05/23/17	0.940%	50,000,000	49,967,900
05/25/17	0.750%	25,000,000	24,986,100
05/30/17	1.000%	50,000,000	49,956,000
06/27/17	1.010%	50,000,000	49,917,450
07/06/17	1.130%	25,000,000	24,946,525
Total			753,766,832
Total Commercial Paper (Cost $4,701,541,516)			4,700,970,166

Repurchase Agreements 2.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party Federal Reserve
dated 04/28/17, matures 05/01/17
repurchase price $125,007,813 (collateralized by U.S. Treasury Securities, Total Market Value $125,007,868)
	0.750%	125,000,000	124,998,437
Tri-party RBC Capital Markets LLC
dated 04/28/17, matures 05/01/17
repurchase price $100,006,583 (collateralized by U.S. Treasury Securities, Total Market Value $102,000,018)
	0.790%	100,000,000	99,999,083
Tri-party TD Securities (USA) LLC
dated 04/28/17, matures 05/01/17
repurchase price $50,003,333 (collateralized by U.S. Treasury Securities, Total Market Value $51,000,074)
	0.800%	50,000,000	49,999,584
Total Repurchase Agreements (Cost $275,000,000)			274,997,104

U.S. Government & Agency Obligations 30.3%

Federal Home Loan Banks
09/27/17	0.910%	75,000,000	74,950,875
Federal Home Loan Banks Discount Notes
05/03/17	0.300%	115,415,000	115,410,268
05/08/17	0.530%	100,000,000	99,985,600
05/09/17	0.540%	100,000,000	99,983,600
05/10/17	0.560%	200,000,000	199,963,000
05/11/17	0.550%	226,600,000	226,555,813
05/12/17	0.590%	200,000,000	199,954,800
05/15/17	0.620%	248,300,000	248,228,490
05/16/17	0.620%	100,000,000	99,969,200
05/18/17	0.640%	25,000,000	24,991,275
05/19/17	0.640%	125,000,000	124,953,750
05/23/17	0.660%	100,000,000	99,954,800
05/30/17	0.680%	145,000,000	144,913,580
05/31/17	0.680%	100,000,000	99,938,300
06/01/17	0.730%	75,000,000	74,949,000
06/02/17	0.730%	100,000,000	99,929,800
06/05/17	0.740%	79,900,000	79,838,637
06/06/17	0.740%	75,000,000	74,940,750
06/07/17	0.740%	100,000,000	99,918,800
06/09/17	0.740%	114,801,000	114,702,730
06/12/17	0.750%	100,000,000	99,907,800
06/16/17	0.750%	100,000,000	99,899,100
06/21/17	0.760%	229,400,000	229,143,301
06/22/17	0.760%	150,000,000	149,828,850
06/23/17	0.760%	100,000,000	99,883,700
06/27/17	0.760%	50,000,000	49,937,450
06/28/17	0.760%	36,400,000	36,353,663
06/29/17	0.760%	130,000,000	129,831,650
06/30/17	0.760%	105,000,000	104,861,715
07/10/17	0.820%	100,000,000	99,836,700
07/11/17	0.820%	55,000,000	54,908,865
07/12/17	0.820%	140,000,000	139,764,800
07/13/17	0.820%	200,000,000	199,659,400

Columbia Short-Term Cash Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2017 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
07/03/17	0.810%	150,000,000	149,779,500
Total U.S. Government & Agency Obligations (Cost $4,047,608,456)			4,047,629,562

U.S. Treasury Obligations 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(c)
04/30/17	0.896%	200,000,000	200,000,000
07/31/17	0.899%	100,000,000	100,022,000
10/31/17	0.990%	100,000,000	100,099,000
01/31/18	1.094%	100,000,000	100,220,000
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/18	1.012%	200,000,000	200,372,000
Total U.S. Treasury Obligations (Cost $699,998,644)			700,713,000

Total Investments (Cost: $13,203,066,469)	13,203,214,851
Other Assets & Liabilities, Net	170,587,848
Net Assets	13,373,802,699

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $4,396,538,467 or 32.87% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
13,203,066,000	1,006,000	(857,000)	149,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia Short-Term Cash Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Short-Term Cash Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Asset-Backed Commercial Paper	—	403,786,567	—	403,786,567
Asset-Backed Securities — Non-Agency	—	515,273,119	—	515,273,119
Certificates of Deposit	—	2,559,845,333	—	2,559,845,333
Commercial Paper	—	4,700,970,166	—	4,700,970,166
Repurchase Agreements	—	274,997,104	—	274,997,104
U.S. Government & Agency Obligations	—	4,047,629,562	—	4,047,629,562
U.S. Treasury Obligations	—	700,713,000	—	700,713,000
Total Investments	—	13,203,214,851	—	13,203,214,851
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short-Term Cash Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 20.2%
Auto Components 1.7%
Lear Corp.	57,700	8,231,482
Automobiles 0.2%
Thor Industries, Inc.	9,200	884,856
Hotels, Restaurants & Leisure 2.7%
Brinker International, Inc.	96,600	4,268,754
Darden Restaurants, Inc.	99,300	8,459,367
Total		12,728,121
Internet & Direct Marketing Retail 1.4%
Amazon.com, Inc.(a)	6,900	6,382,431
Media 4.8%
Comcast Corp., Class A	393,000	15,401,670
Scripps Networks Interactive, Inc., Class A	54,900	4,102,128
Walt Disney Co. (The)	28,800	3,329,280
Total		22,833,078
Specialty Retail 9.4%
Burlington Stores, Inc.(a)	82,000	8,111,440
Gap, Inc. (The)	300,900	7,883,580
Home Depot, Inc. (The)	69,100	10,786,510
Ross Stores, Inc.	130,000	8,450,000
TJX Companies, Inc. (The)	118,200	9,295,248
Total		44,526,778
Total Consumer Discretionary		95,586,746
Consumer Staples 9.6%
Food & Staples Retailing 4.1%
CVS Health Corp.	132,900	10,956,276
SYSCO Corp.	158,600	8,385,182
Total		19,341,458
Food Products 3.0%
Pilgrim’s Pride Corp.	240,500	6,243,380
Tyson Foods, Inc., Class A	120,200	7,724,052
Total		13,967,432
Personal Products 0.3%
Nu Skin Enterprises, Inc., Class A	27,500	1,518,825
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.2%
Altria Group, Inc.	137,724	9,885,829
Philip Morris International, Inc.	6,800	753,712
Total		10,639,541
Total Consumer Staples		45,467,256
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Apache Corp.	17,200	836,608
Total Energy		836,608
Financials 2.7%
Banks 0.4%
Citizens Financial Group, Inc.	51,800	1,901,578
Capital Markets 2.3%
Lazard Ltd., Class A	31,400	1,348,316
S&P Global, Inc.	72,900	9,782,451
Total		11,130,767
Total Financials		13,032,345
Health Care 15.8%
Biotechnology 5.5%
AbbVie, Inc.	23,900	1,575,966
Alexion Pharmaceuticals, Inc.(a)	24,500	3,130,610
Amgen, Inc.	6,500	1,061,580
Biogen, Inc.(a)	15,300	4,149,513
BioMarin Pharmaceutical, Inc.(a)	30,100	2,884,784
Celgene Corp.(a)	45,000	5,582,250
Gilead Sciences, Inc.	19,400	1,329,870
Intercept Pharmaceuticals, Inc.(a)	12,100	1,359,435
TESARO, Inc.(a)	10,700	1,579,213
Vertex Pharmaceuticals, Inc.(a)	27,500	3,253,250
Total		25,906,471
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	148,500	8,268,480
Hologic, Inc.(a)	102,600	4,632,390
Total		12,900,870

Columbia Disciplined Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.2%
Express Scripts Holding Co.(a)	114,300	7,011,162
McKesson Corp.	30,100	4,162,529
WellCare Health Plans, Inc.(a)	56,000	8,590,960
Total		19,764,651
Pharmaceuticals 3.4%
Johnson & Johnson	68,100	8,408,307
Pfizer, Inc.	226,800	7,693,056
Total		16,101,363
Total Health Care		74,673,355
Industrials 10.1%
Aerospace & Defense 4.0%
Boeing Co. (The)	70,300	12,993,549
Lockheed Martin Corp.	20,400	5,496,780
Raytheon Co.	3,300	512,193
Total		19,002,522
Airlines 2.1%
Delta Air Lines, Inc.	93,900	4,266,816
Southwest Airlines Co.	99,000	5,565,780
Total		9,832,596
Commercial Services & Supplies 0.4%
Waste Management, Inc.	25,300	1,841,334
Electrical Equipment 1.5%
Emerson Electric Co.	122,800	7,402,384
Industrial Conglomerates 1.0%
3M Co.	24,700	4,837,001
Machinery 0.3%
Ingersoll-Rand PLC	16,500	1,464,375
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	28,700	3,145,807
Road & Rail 0.1%
Union Pacific Corp.	4,800	537,408
Total Industrials		48,063,427
Information Technology 32.6%
Communications Equipment 1.2%
F5 Networks, Inc.(a)	45,500	5,875,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 9.1%
Alphabet, Inc., Class A(a)	14,690	13,581,199
Facebook, Inc., Class A(a)	149,800	22,507,450
VeriSign, Inc.(a)	76,400	6,793,488
Total		42,882,137
IT Services 4.8%
Accenture PLC, Class A	79,600	9,655,480
MasterCard, Inc., Class A	112,000	13,027,840
Total		22,683,320
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	94,000	3,817,340
QUALCOMM, Inc.	127,400	6,846,476
Total		10,663,816
Software 9.4%
Adobe Systems, Inc.(a)	66,400	8,880,336
Electronic Arts, Inc.(a)	92,600	8,780,332
Microsoft Corp.	391,990	26,835,635
Total		44,496,303
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.(b)	192,177	27,606,226
Total Information Technology		154,207,217
Materials 3.7%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	87,100	7,382,596
Containers & Packaging 1.9%
Berry Global Group, Inc.(a)	17,800	890,000
Packaging Corp. of America	83,000	8,198,740
Total		9,088,740
Metals & Mining 0.2%
Steel Dynamics, Inc.	29,600	1,069,744
Total Materials		17,541,080

2	Columbia Disciplined Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	72,700	9,155,838
Outfront Media, Inc.	29,700	776,952
Senior Housing Properties Trust	79,800	1,717,296
Total		11,650,086
Total Real Estate		11,650,086
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	71,700	3,291,747
Total Telecommunication Services		3,291,747
Total Common Stocks (Cost $348,732,838)		464,349,867

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(c),(d)	9,288,551	9,288,551
Total Money Market Funds (Cost $9,288,489)		9,288,551
Total Investments (Cost: $358,021,327)		473,638,418
Other Assets & Liabilities, Net		(293,891)
Net Assets		473,344,527

At April 30, 2017, securities and/or cash totaling $660,790 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	71	USD	8,450,775	06/2017	42,819	—
S&P 500 E-mini	10	USD	1,190,250	06/2017	17,375	—
Total			9,641,025		60,194	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	4,822,246	73,046,124	(68,579,819)	9,288,551	(219)	38,330	9,288,551
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2017 (Unaudited)
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
358,021,000	120,143,000	(4,526,000)	115,617,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
4	Columbia Disciplined Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Growth Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	95,586,746	—	—	—	95,586,746
Consumer Staples	45,467,256	—	—	—	45,467,256
Energy	836,608	—	—	—	836,608
Financials	13,032,345	—	—	—	13,032,345
Health Care	74,673,355	—	—	—	74,673,355
Industrials	48,063,427	—	—	—	48,063,427
Information Technology	154,207,217	—	—	—	154,207,217
Materials	17,541,080	—	—	—	17,541,080
Real Estate	11,650,086	—	—	—	11,650,086
Telecommunication Services	3,291,747	—	—	—	3,291,747
Total Common Stocks	464,349,867	—	—	—	464,349,867
Money Market Funds	—	—	—	9,288,551	9,288,551
Total Investments	464,349,867	—	—	9,288,551	473,638,418
Derivatives
Asset
Futures Contracts	60,194	—	—	—	60,194
Total	464,410,061	—	—	9,288,551	473,698,612
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Disciplined Value Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.9%
Issuer	Shares	Value ($)
Consumer Discretionary 4.6%
Auto Components 0.8%
Lear Corp.	44,800	6,391,168
Automobiles 0.4%
Ford Motor Co.	270,000	3,096,900
Hotels, Restaurants & Leisure 1.0%
International Game Technology PLC	347,100	7,705,620
Media 0.5%
Comcast Corp., Class A	100,200	3,926,838
Specialty Retail 1.9%
Best Buy Co., Inc.	293,000	15,180,330
Total Consumer Discretionary		36,300,856
Consumer Staples 8.7%
Food & Staples Retailing 3.6%
CVS Health Corp.	85,500	7,048,620
Wal-Mart Stores, Inc.	277,400	20,854,932
Total		27,903,552
Food Products 2.2%
Pilgrim’s Pride Corp.	176,300	4,576,748
Tyson Foods, Inc., Class A	201,700	12,961,242
Total		17,537,990
Household Products 0.4%
Procter & Gamble Co. (The)	33,200	2,899,356
Personal Products 0.3%
Nu Skin Enterprises, Inc., Class A	48,900	2,700,747
Tobacco 2.2%
Philip Morris International, Inc.	158,200	17,534,888
Total Consumer Staples		68,576,533
Energy 11.4%
Energy Equipment & Services 1.9%
Baker Hughes, Inc.	250,600	14,878,122
Oil, Gas & Consumable Fuels 9.5%
Apache Corp.	45,400	2,208,256
Chevron Corp.	128,800	13,742,960
ConocoPhillips	357,700	17,137,407
EOG Resources, Inc.	67,100	6,206,750
Exxon Mobil Corp.(a)	131,200	10,712,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Valero Energy Corp.	231,800	14,976,598
World Fuel Services Corp.	256,400	9,443,212
Total		74,427,663
Total Energy		89,305,785
Financials 25.5%
Banks 13.5%
Bank of America Corp.	1,208,600	28,208,724
Citigroup, Inc.	380,300	22,483,336
JPMorgan Chase & Co.	399,600	34,765,200
PNC Financial Services Group, Inc. (The)	116,300	13,926,925
SunTrust Banks, Inc.	43,800	2,488,278
Wells Fargo & Co.	68,700	3,698,808
Total		105,571,271
Capital Markets 5.6%
BlackRock, Inc.	16,000	6,153,120
CME Group, Inc.	96,600	11,223,954
Goldman Sachs Group, Inc. (The)	41,300	9,242,940
Morgan Stanley	238,900	10,361,093
State Street Corp.	84,900	7,123,110
Total		44,104,217
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(b)	46,900	7,748,349
Insurance 5.4%
Allstate Corp. (The)	170,600	13,868,074
Prudential Financial, Inc.	154,900	16,578,947
Reinsurance Group of America, Inc.	95,900	11,991,336
Total		42,438,357
Total Financials		199,862,194
Health Care 10.9%
Biotechnology 0.2%
Juno Therapeutics, Inc.(b)	52,200	1,301,868
Health Care Equipment & Supplies 2.1%
Baxter International, Inc.	299,200	16,659,456
Health Care Providers & Services 1.7%
WellCare Health Plans, Inc.(b)	85,900	13,177,919
Pharmaceuticals 6.9%
Johnson & Johnson	51,000	6,296,970

Columbia Disciplined Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Merck & Co., Inc.	383,700	23,916,021
Pfizer, Inc.	720,600	24,442,752
Total		54,655,743
Total Health Care		85,794,986
Industrials 9.8%
Aerospace & Defense 1.7%
Raytheon Co.	85,900	13,332,539
Construction & Engineering 1.1%
Chicago Bridge & Iron Co. NV	81,000	2,436,480
Jacobs Engineering Group, Inc.	109,800	6,030,216
Total		8,466,696
Electrical Equipment 1.9%
Emerson Electric Co.	252,600	15,226,728
Industrial Conglomerates 0.3%
General Electric Co.	69,700	2,020,603
Machinery 2.5%
Crane Co.	64,100	5,122,231
Ingersoll-Rand PLC	19,800	1,757,250
Oshkosh Corp.	185,300	12,857,967
Total		19,737,448
Road & Rail 2.3%
Union Pacific Corp.	164,300	18,395,028
Total Industrials		77,179,042
Information Technology 10.2%
Communications Equipment 3.3%
Cisco Systems, Inc.	752,200	25,627,454
IT Services 0.8%
Fidelity National Information Services, Inc.	71,200	5,994,328
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc.	83,300	3,382,813
QUALCOMM, Inc.	256,200	13,768,188
Total		17,151,001
Software 2.5%
Oracle Corp.	439,300	19,750,928
Technology Hardware, Storage & Peripherals 1.4%
HP, Inc.	596,900	11,233,658
Total Information Technology		79,757,369
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.6%
Chemicals 2.1%
Cabot Corp.	53,600	3,226,184
LyondellBasell Industries NV, Class A	150,600	12,764,856
Total		15,991,040
Paper & Forest Products 0.5%
Domtar Corp.	100,600	3,988,790
Total Materials		19,979,830
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 4.3%
Camden Property Trust	82,900	6,825,157
Care Capital Properties, Inc.	58,700	1,577,269
Highwoods Properties, Inc.	33,200	1,689,216
Hospitality Properties Trust	171,300	5,452,479
Piedmont Office Realty Trust, Inc.	164,000	3,583,400
ProLogis, Inc.	222,000	12,079,020
Simon Property Group, Inc.	2,000	330,520
SL Green Realty Corp.	17,800	1,867,754
Total		33,404,815
Total Real Estate		33,404,815
Telecommunication Services 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	701,700	27,808,371
Total Telecommunication Services		27,808,371
Utilities 6.4%
Electric Utilities 2.6%
American Electric Power Co., Inc.	11,600	786,828
Entergy Corp.	169,800	12,948,948
PG&E Corp.	17,500	1,173,375
Pinnacle West Capital Corp.	39,200	3,335,528
Xcel Energy, Inc.	43,400	1,955,170
Total		20,199,849
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	266,400	3,012,984

2	Columbia Disciplined Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 3.4%
CenterPoint Energy, Inc.	505,400	14,419,062
Public Service Enterprise Group, Inc.	289,700	12,761,285
Total		27,180,347
Total Utilities		50,393,180
Total Common Stocks (Cost $641,998,240)		768,362,961

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(c),(d)	16,475,777	16,475,777
Total Money Market Funds (Cost $16,475,775)		16,475,777
Total Investments (Cost: $658,474,015)		784,838,738
Other Assets & Liabilities, Net		261,946
Net Assets		785,100,684

At April 30, 2017, securities and/or cash totaling $1,698,320 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	140	USD	16,663,500	06/2017	82,603	—
S&P 500 E-mini	6	USD	714,150	06/2017	8,535	—
Total			17,377,650		91,138	—
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	11,704,519	162,866,394	(158,095,136)	16,475,777	113	60,966	16,475,777
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
658,474,000	130,232,000	(3,867,000)	126,365,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Disciplined Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	36,300,856	—	—	—	36,300,856
Consumer Staples	68,576,533	—	—	—	68,576,533
Energy	89,305,785	—	—	—	89,305,785
Financials	199,862,194	—	—	—	199,862,194
Health Care	85,794,986	—	—	—	85,794,986
Industrials	77,179,042	—	—	—	77,179,042
Information Technology	79,757,369	—	—	—	79,757,369
Materials	19,979,830	—	—	—	19,979,830
Real Estate	33,404,815	—	—	—	33,404,815
4	Columbia Disciplined Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Disciplined Value Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	27,808,371	—	—	—	27,808,371
Utilities	50,393,180	—	—	—	50,393,180
Total Common Stocks	768,362,961	—	—	—	768,362,961
Money Market Funds	—	—	—	16,475,777	16,475,777
Total Investments	768,362,961	—	—	16,475,777	784,838,738
Derivatives
Asset
Futures Contracts	91,138	—	—	—	91,138
Total	768,454,099	—	—	16,475,777	784,929,876
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Disciplined Value Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Inflation Protected Securities Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OHA Credit Partners VIII Ltd.(a),(b)
Series 2013-8A Class B
04/20/25	2.680%	1,000,000	1,000,209
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/24	1.908%	151,817	151,816
Total Asset-Backed Securities — Non-Agency (Cost $1,141,695)			1,152,025

Corporate Bonds & Notes 11.5%

Aerospace & Defense 0.3%
L-3 Communications Corp.
12/15/26	3.850%	500,000	513,342
Automotive 0.2%
General Motors Co.
04/01/46	6.750%	250,000	293,331
Banking 1.2%
Bank of America Corp.
Subordinated
01/22/25	4.000%	500,000	504,498
Citigroup, Inc.
Subordinated
07/25/28	4.125%	1,000,000	999,427
JPMorgan Chase & Co.(b)
Junior Subordinated
12/31/49	5.300%	340,000	354,467
Total			1,858,392
Chemicals 0.2%
LYB International Finance BV
07/15/23	4.000%	250,000	263,012
Electric 1.4%
Duke Energy Corp.
09/01/26	2.650%	430,000	406,290
FirstEnergy Corp.
11/15/31	7.375%	500,000	658,042
Great Plains Energy, Inc.
04/01/22	3.150%	250,000	253,033
TransAlta Corp.
03/15/40	6.500%	1,000,000	920,000
Total			2,237,365
Food and Beverage 0.4%
Molson Coors Brewing Co.
07/15/46	4.200%	700,000	662,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.8%
Canadian Natural Resources Ltd.
02/01/39	6.750%	500,000	596,343
Murphy Oil Corp.
06/01/22	4.000%	150,000	144,375
Murphy Oil Corp.(b)
12/01/22	4.700%	500,000	488,750
Total			1,229,468
Integrated Energy 0.3%
BP Capital Markets PLC
04/14/27	3.588%	500,000	511,654
Metals and Mining 1.8%
Freeport-McMoRan, Inc.
03/15/23	3.875%	500,000	463,750
Glencore Finance Canada Ltd.(a),(b)
10/25/42	5.550%	500,000	519,854
Teck Resources Ltd.
02/01/43	5.400%	750,000	729,375
Vale Overseas Ltd.
01/11/22	4.375%	750,000	768,525
Vale SA
09/11/42	5.625%	500,000	476,250
Total			2,957,754
Midstream 1.9%
APT Pipelines Ltd.(a)
07/15/27	4.250%	85,000	86,939
Energy Transfer LP
03/15/45	5.150%	750,000	719,729
Kinder Morgan Energy Partners LP
11/01/42	4.700%	750,000	704,182
Plains All American Pipeline LP/Finance Corp.
02/15/45	4.900%	750,000	722,155
TransCanada Trust(b)
Subordinated
03/15/77	5.300%	250,000	252,188
Williams Partners LP
01/15/25	3.900%	500,000	507,028
Total			2,992,221
Oil Field Services 0.2%
Noble Holding International Ltd.
03/15/42	5.250%	500,000	327,750

Columbia Inflation Protected Securities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.3%
Shire Acquisitions Investments Ireland DAC
09/23/26	3.200%		500,000	484,103
Technology 0.6%
Apple, Inc.
02/23/46	4.650%		845,000	920,720
Wirelines 1.9%
AT&T, Inc.
03/15/42	5.150%		500,000	495,387
03/09/49	4.550%		500,000	450,017
Indiana Bell Telephone Co., Inc.
08/15/26	7.300%		500,000	604,563
Telecom Italia Capital SA
06/04/38	7.721%		1,000,000	1,152,500
Verizon Communications, Inc.
08/21/46	4.862%		450,000	436,687
Total				3,139,154
Total Corporate Bonds & Notes (Cost $17,948,798)				18,390,348

Foreign Government Obligations(c) 0.1%

Brazil 0.1%
Petrobras Global Finance BV
05/20/43	5.625%		250,000	209,062
Total Foreign Government Obligations (Cost $230,575)				209,062

Inflation-Indexed Bonds(d) 85.3%

Brazil 5.6%
Brazil Notas do Tesouro Nacional
08/15/18	6.000%	BRL	24,648,257	7,956,594
08/15/40	6.000%	BRL	2,755,297	958,469
Total				8,915,063
Mexico 0.6%
Mexican Udibonos
11/15/40	4.000%	MXN	17,156,941	971,197
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New Zealand 1.3%
New Zealand Government Bond(a)
09/20/25	2.000%	NZD	2,852,630	1,994,982
United States 77.8%
U.S. Treasury Inflation-Indexed Bond
04/15/20	0.125%		1,040,020	1,052,256
01/15/22	0.125%		2,959,193	2,984,970
01/15/23	0.125%		29,544,200	29,609,995
01/15/24	0.625%		12,525,720	12,874,586
01/15/25	0.250%		16,966,620	16,888,998
07/15/25	0.375%		4,929,696	4,971,663
01/15/27	2.375%		9,963,607	11,798,236
01/15/28	1.750%		13,514,760	15,376,053
02/15/42	0.750%		18,215,665	17,680,015
02/15/43	0.625%		2,621,842	2,460,824
02/15/47	0.875%		2,522,375	2,508,330
U.S. Treasury Inflation-Indexed Bond(e)
01/15/29	2.500%		5,388,305	6,628,149
Total				124,834,075
Total Inflation-Indexed Bonds (Cost $135,756,212)				136,715,317

Residential Mortgage-Backed Securities - Non-Agency 0.1%

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/33	5.500%		174,316	176,148
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $175,308)				176,148

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(f),(g)	2,270,591	2,270,591
Total Money Market Funds (Cost $2,270,591)		2,270,591
Total Investments (Cost: $157,523,179)		158,913,491
Other Assets & Liabilities, Net		1,492,949
Net Assets		160,406,440

At April 30, 2017, securities and/or cash totaling $1,164,448 were pledged as collateral.
2	Columbia Inflation Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/16/2017	2,411,906 USD	20,750,000 NOK	5,274	—
Credit Suisse	5/16/2017	2,926,000 NZD	2,038,922 USD	30,681	—
Standard Chartered	5/16/2017	20,987,000 BRL	6,663,809 USD	77,061	—
Standard Chartered	5/16/2017	17,603,930 MXN	926,293 USD	—	(6,409)
Total				113,016	(6,409)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	264	USD	31,259,250	06/2017	164,498	—
U.S. Treasury 5-Year Note	97	USD	11,485,406	06/2017	122,787	—
Total			42,744,656		287,285	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(10)	EUR	(1,842,659)	06/2017	15,274	—
U.S. Treasury 2-Year Note	(17)	USD	(3,682,359)	06/2017	—	(3,220)
U.S. Treasury Ultra 10-Year Note	(225)	USD	(30,476,953)	06/2017	—	(528,532)
U.S. Ultra Bond	(6)	USD	(977,625)	06/2017	—	(38,450)
U.S. Ultra Bond	(17)	USD	(2,769,938)	06/2017	—	(60,701)
Total			(39,749,534)		15,274	(630,903)

Interest rate swap contracts outstanding at April 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.785%	10/21/2018	USD	4,000,000	—	(68,065)
Barclays	U.S. CPI Urban Consumers NSA	Fixed rate of 1.658%	12/3/2018	USD	10,000,000	—	(97,983)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.895%	9/24/2018	USD	1,000,000	—	(23,947)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.600%	12/8/2018	USD	10,000,000	—	(71,228)
Goldman Sachs International	U.S. CPI Urban Consumers NSA	Fixed rate of 1.448%	1/14/2021	USD	10,000,000	291,371	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.870%	10/8/2018	USD	5,000,000	—	(109,617)
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.490%	1/13/2021	USD	20,000,000	539,385	—
JPMorgan	U.S. CPI Urban Consumers NSA	Fixed rate of 1.810%	1/9/2025	USD	10,000,000	124,251	—
Total						955,007	(370,840)

Cleared interest rate swaps contracts outstanding at April 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.782%	8/22/2046	USD	2,500,000	419,277	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.761%	9/30/2046	USD	1,500,000	260,036	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.785%	10/3/2046	USD	1,000,000	168,341	—
Total						847,654	—
Columbia Inflation Protected Securities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $3,753,800 which represents 2.34% of net assets.
(b)	Variable rate security.
(c)	Principal and interest may not be guaranteed by the government.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	19,711	42,462,891	(40,212,011)	2,270,591	36	13,275	2,270,591
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
157,523,000	2,721,000	(1,331,000)	1,390,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
4	Columbia Inflation Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Inflation Protected Securities Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	1,152,025	—	—	1,152,025
Corporate Bonds & Notes	—	18,390,348	—	—	18,390,348
Foreign Government Obligations	—	209,062	—	—	209,062
Inflation-Indexed Bonds	—	136,715,317	—	—	136,715,317
Residential Mortgage-Backed Securities - Non-Agency	—	176,148	—	—	176,148
Money Market Funds	—	—	—	2,270,591	2,270,591
Total Investments	—	156,642,900	—	2,270,591	158,913,491
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	113,016	—	—	113,016
Futures Contracts	302,559	—	—	—	302,559
Swap Contracts	—	1,802,661	—	—	1,802,661
Liability
Forward Foreign Currency Exchange Contracts	—	(6,409)	—	—	(6,409)
Futures Contracts	(630,903)	—	—	—	(630,903)
Swap Contracts	—	(370,840)	—	—	(370,840)
Total	(328,344)	158,181,328	—	2,270,591	160,123,575
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Inflation Protected Securities Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 9.6%
	Shares	Value ($)
United States 9.6%
Columbia Commodity Strategy Fund, Class Y Shares(a),(b)	8,801,897	47,530,243
Columbia Diversified Absolute Return Fund, Class Y Shares(a),(b)	1,128,306	10,831,742
Total		58,361,985
Total Alternative Strategies Funds (Cost $59,994,034)		58,361,985

Asset-Backed Securities — Non-Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Carlyle Global Market Strategies CLO(c),(d)
Series 2013-1A Class B
02/14/25	4.136%	100,000	100,021
Total Asset-Backed Securities — Non-Agency (Cost $99,274)			100,021

Common Stocks 56.4%
Issuer	Shares	Value ($)
Argentina 0.1%
Banco Macro SA, ADR	3,078	263,846
MercadoLibre, Inc.	1,593	364,654
Total		628,500
Australia 0.4%
Macquarie Group Ltd.	17,235	1,197,261
National Australia Bank Ltd.	55,466	1,407,846
Total		2,605,107
Brazil 0.5%
BB Seguridade Participacoes SA	28,300	265,699
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	59,000	351,875
Fleury SA	62,300	1,043,028
Hypermarcas SA	22,300	210,842
Itaú Unibanco Holding SA, ADR	28,121	345,888
Petroleo Brasileiro SA, ADR(b)	69,235	623,807
Raia Drogasil SA	16,899	357,834
Total		3,198,973
Common Stocks (continued)
Issuer	Shares	Value ($)
Canada 0.6%
Cott Corp.	108,407	1,426,314
Parex Resources(b)	16,565	205,690
Suncor Energy, Inc.	56,904	1,784,509
Total		3,416,513
China 2.4%
58.Com, Inc., ADR(b)	21,045	832,961
AAC Technologies Holdings, Inc.	32,000	469,088
Alibaba Group Holding Ltd., ADR(b)	24,485	2,828,018
Baidu, Inc., ADR(b)	3,183	573,672
China Biologic Products, Inc.(b)	2,441	288,038
China Merchants Bank Co., Ltd., Class H	154,000	399,016
China Petroleum & Chemical Corp., Class H	356,000	289,091
CSPC Pharmaceutical Group Ltd.	180,000	249,663
Ctrip.com International Ltd., ADR(b)	11,689	590,411
Industrial & Commercial Bank of China Ltd., Class H	1,425,000	928,909
NetEase, Inc., ADR	2,095	555,992
Nexteer Automotive Group Ltd.	201,000	312,984
Ping An Insurance Group Co. of China Ltd., Class H	248,000	1,394,319
Tencent Holdings Ltd.	135,400	4,242,534
Wuliangye Yibin Co Ltd.	106,900	705,186
Total		14,659,882
Denmark 0.5%
Novo Nordisk A/S, Class B	45,622	1,775,238
Royal UNIBREW A/S	27,081	1,177,512
Total		2,952,750
Finland 0.4%
UPM-Kymmene OYJ	81,147	2,141,772
France 2.0%
Aperam SA	25,249	1,271,222
AXA SA	102,252	2,729,999
BNP Paribas SA	33,165	2,340,283
Casino Guichard Perrachon SA	23,636	1,423,792
CNP Assurances	30,741	641,930
Sanofi	24,569	2,317,944
VINCI SA	19,023	1,618,368
Total		12,343,538

Columbia Global Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 1.1%
Allianz SE, Registered Shares	11,903	2,266,445
BASF SE	6,371	620,846
Continental AG	7,515	1,682,241
Duerr AG	20,019	1,995,312
Total		6,564,844
Hong Kong 0.3%
AIA Group Ltd.	122,200	845,799
Galaxy Entertainment Group Ltd.	30,000	166,664
Techtronic Industries Co., Ltd.	127,500	547,022
Total		1,559,485
India 0.9%
Bharat Petroleum Corp., Ltd.	68,346	764,199
Ceat Ltd.(b)	6,773	160,592
Dish TV India Ltd.(b)	193,245	285,847
Eicher Motors Ltd.(b)	2,424	981,086
HDFC Bank Ltd., ADR	13,877	1,104,748
Indraprastha Gas Ltd.	24,079	395,577
Natco Pharma Ltd.	21,075	302,523
UPL Ltd.	110,633	1,386,239
Total		5,380,811
Indonesia 0.5%
PT Ace Hardware Indonesia Tbk	5,866,900	411,622
PT Bank Central Asia Tbk	397,300	528,386
PT Bank Rakyat Indonesia Persero Tbk	1,301,400	1,257,024
PT Pakuwon Jati Tbk	7,746,000	362,214
PT Telekomunikasi Indonesia Persero Tbk	729,300	240,586
Total		2,799,832
Ireland 0.7%
Amarin Corp. PLC, ADR(b)	37,937	119,881
Ingersoll-Rand PLC	25,379	2,252,386
Smurfit Kappa Group PLC	63,645	1,704,787
Total		4,077,054
Israel 0.5%
Bank Hapoalim BM	277,894	1,733,033
Bezeq Israeli Telecommunication Corp., Ltd. (The)	777,209	1,305,811
Total		3,038,844
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.1%
Esprinet SpA	97,003	793,547
Japan 4.8%
CyberAgent, Inc.	40,987	1,273,459
CYBERDYNE, Inc.(b)	18,100	255,727
Daito Trust Construction Co., Ltd.	2,600	382,598
Dexerials Corp.(b)	69,500	624,958
Elecom Co., Ltd.	40,000	826,965
Hitachi Capital Corp.	40,600	994,115
Hoya Corp.	22,500	1,075,338
Invincible Investment Corp.	1,461	559,606
ITOCHU Corp.	126,700	1,792,803
Keyence Corp.	1,700	683,424
Koito Manufacturing Co., Ltd.(b)	13,500	697,586
Matsumotokiyoshi Holdings Co., Ltd.	33,300	1,670,091
Miraca Holdings, Inc.	28,200	1,300,193
Mitsubishi UFJ Financial Group, Inc.	114,400	724,907
Mitsui Chemicals, Inc.	374,000	1,913,644
Nippon Telegraph & Telephone Corp.	34,600	1,482,805
ORIX Corp.	121,500	1,856,853
Shinmaywa Industries Ltd.	124,000	1,045,005
SoftBank Group Corp.	14,100	1,069,523
Sony Corp.	37,400	1,283,356
Starts Corp., Inc.	40,800	903,604
Subaru Corp.	51,200	1,941,100
Sumitomo Mitsui Financial Group, Inc.	41,700	1,548,348
Takuma Co., Ltd.	155,100	1,610,817
Toyota Motor Corp.	17,200	930,878
Trancom Co., Ltd.	14,700	737,341
Total		29,185,044
Latvia 0.0%
CLIO Cosmetics Co., Ltd.	4,228	149,368
Malaysia 0.0%
MyEg Services Bhd	657,000	322,075
Malta 0.0%
BGP Holdings PLC(b),(e)	581,000	1
Marshall Islands 0.0%
International Seaways, Inc.(b)	3,200	61,856

2	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 0.2%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(b)	24,148	304,506
Gentera SAB de CV	281,100	472,600
Grupo Financiero Banorte SAB de CV, Class O	66,700	384,924
Total		1,162,030
Netherlands 0.9%
ING Groep NV	110,343	1,796,338
Koninklijke Ahold Delhaize NV	91,798	1,901,915
Refresco Group NV	38,596	754,455
TKH Group NV	22,193	1,020,178
Total		5,472,886
Norway 0.5%
BW LPG Ltd.	292,444	1,287,830
Kongsberg Automotive ASA(b)	1,529,739	1,120,668
Tanker Investments Ltd.(b)	142,280	727,474
Total		3,135,972
Panama 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,845	138,955
Peru 0.1%
Credicorp Ltd.	2,187	336,054
Philippines 0.2%
GT Capital Holdings, Inc.	12,820	323,417
Jollibee Foods Corp.	67,700	284,451
Security Bank Corp.	83,080	354,501
Total		962,369
Poland 0.1%
Dino Polska SA(b)	19,186	191,702
KRUK SA	3,690	272,051
Total		463,753
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(b),(e)	641,287	20,957
Puerto Rico 0.0%
EVERTEC, Inc.	9,525	150,971
Russian Federation 0.9%
Aeroflot PJSC(b)	121,200	374,168
Detsky Mir PJSC	198,012	314,677
Common Stocks (continued)
Issuer	Shares	Value ($)
Lukoil PJSC, ADR	13,574	672,252
Mobile Telesystems OJSC, ADR	19,368	199,878
Sberbank of Russia PJSC, ADR	147,557	1,754,453
X5 Retail Group NV GDR, Registered Shares(b),(c)	45,457	1,602,359
Yandex NV, Class A(b)	20,736	565,263
Total		5,483,050
Singapore 0.8%
Broadcom Ltd.	16,422	3,626,142
DBS Group Holdings Ltd.	101,300	1,398,993
Total		5,025,135
South Africa 0.5%
AVI Ltd.	79,065	578,267
FirstRand Ltd.	72,088	268,906
Naspers Ltd., Class N	10,287	1,954,097
SPAR Group Ltd. (The)	24,322	327,927
Total		3,129,197
South Korea 1.5%
AMOREPACIFIC Corp.	778	199,521
GS Home Shopping, Inc.	3,511	627,901
Hyundai Home Shopping Network Corp.	7,999	857,683
KB Financial Group, Inc.	6,188	272,009
LG Uplus Corp.	18,353	233,202
Lotte Chemical Corp.	1,023	307,100
NAVER Corp.	440	309,242
Samsung Electronics Co., Ltd.	1,877	3,679,725
SK Hynix, Inc.	21,880	1,036,530
Youngone Corp.	50,457	1,502,614
Total		9,025,527
Spain 0.9%
ACS Actividades de Construccion y Servicios SA	63,356	2,348,535
Endesa SA	64,352	1,516,584
Tecnicas Reunidas SA	33,706	1,334,624
Total		5,199,743
Sweden 0.5%
Granges AB	152,914	1,588,304
Hemfosa Fastigheter AB	148,520	1,376,660
Total		2,964,964

Columbia Global Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 1.2%
Autoneum Holding AG	4,076	1,204,366
Nestlé SA, Registered Shares	22,721	1,750,316
Novartis AG, Registered Shares	13,372	1,028,770
Roche Holding AG, Genusschein Shares	8,918	2,333,021
Wizz Air Holdings PLC(b)	39,759	908,901
Total		7,225,374
Taiwan 0.6%
Elite Material Co., Ltd.	59,000	235,323
eMemory Technology, Inc.	17,000	234,078
Largan Precision Co., Ltd.	4,000	664,278
Silergy Corp.	6,000	108,498
Taiwan Paiho., Ltd.	76,000	252,863
Taiwan Semiconductor Manufacturing Co., Ltd.	271,530	1,749,168
Voltronic Power Technology Corp.	18,900	269,678
Total		3,513,886
Thailand 0.5%
Mega Lifesciences PCL, Foreign Registered Shares(b)	365,200	271,862
Muangthai Leasing PCL, Foreign Registered Shares(b)	523,700	453,742
PTT PCL, Foreign Registered Shares	109,300	1,227,023
Siam Commercial Bank PCL (The), Foreign Registered Shares	210,500	947,652
Total		2,900,279
United Kingdom 3.5%
Berendsen PLC	109,072	1,185,255
Cardtronics PLC, Class A(b)	3,900	162,162
Crest Nicholson Holdings PLC	177,763	1,389,489
DCC PLC	11,615	1,072,619
Greene King PLC	168,405	1,638,066
HSBC Holdings PLC	98,292	810,314
Inchcape PLC	153,341	1,697,098
Intermediate Capital Group PLC	92,079	931,426
John Wood Group PLC	180,015	1,770,814
Legal & General Group PLC	639,526	2,038,480
Paysafe Group PLC(b)	332,823	1,956,636
Reckitt Benckiser Group PLC	10,553	971,948
Royal Dutch Shell PLC, Class B	140,276	3,729,092
Tullett Prebon PLC, Registered Shares	242,222	1,437,178
Common Stocks (continued)
Issuer	Shares	Value ($)
Vodafone Group PLC	201,057	518,344
Total		21,308,921
United States 27.7%
Aaron’s, Inc.	5,050	181,497
AbbVie, Inc.	21,652	1,427,733
ACCO Brands Corp.(b)	11,300	161,025
ADTRAN, Inc.	900	18,000
Aerie Pharmaceuticals, Inc.(b),(b)	5,683	250,336
Aetna, Inc.	16,393	2,214,203
AG Mortgage Investment Trust, Inc.	1,000	18,950
Alder Biopharmaceuticals, Inc.(b)	2,515	50,426
Alexion Pharmaceuticals, Inc.(b),(b)	11,418	1,458,992
Alphabet, Inc., Class A(b)	2,244	2,074,623
Alphabet, Inc., Class C(b)	4,551	4,123,024
Amazon.com, Inc.(b)	4,350	4,023,706
Ambac Financial Group, Inc.(b)	3,650	70,920
American Tower Corp.	18,091	2,278,381
Amkor Technology, Inc.(b)	14,010	165,038
AMN Healthcare Services, Inc.(b)	2,900	118,465
Analogic Corp.	1,660	119,271
Angiodynamics, Inc.(b)	8,700	135,024
Anixter International, Inc.(b)	2,000	163,100
Apple, Inc.	48,586	6,979,379
Applied Industrial Technologies, Inc.	2,940	188,160
ArcBest Corp.	5,440	143,888
Archrock, Inc.	10,200	120,360
Argan, Inc.	2,350	157,097
Arlington Asset Investment Corp., Class A	10,565	153,826
Ascent Resources, Class B(b),(e)	195,286	43,744
Ashford Hospitality Prime, Inc.	11,750	124,433
Ashford Hospitality Trust, Inc.	2,800	17,500
Aspen Technology, Inc.(b)	3,425	210,603
Astec Industries, Inc.	2,300	145,705
AT&T, Inc.	86,566	3,430,611
Atkore International Group, Inc.(b)	5,000	131,300
Atwood Oceanics, Inc.(b)	16,220	127,003
Banc of California, Inc.	3,670	79,639
Bankrate, Inc.(b)	1,600	16,960
Barracuda Networks, Inc.(b)	6,450	131,128

4	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Benchmark Electronics, Inc.(b)	5,200	164,840
Berkshire Hathaway, Inc., Class B(b)	28,803	4,758,544
Big 5 Sporting Goods Corp.	9,600	147,840
Big Lots, Inc.	3,325	167,879
Biogen, Inc.(b)	3,734	1,012,698
BioMarin Pharmaceutical, Inc.(b),(b)	10,411	997,790
BlackRock, Inc.	5,178	1,991,303
Bloomin’ Brands, Inc.	4,750	103,028
bluebird bio, Inc.(b),(b)	3,859	343,258
BofI Holding, Inc.(b)	5,000	119,450
Booz Allen Hamilton Holdings Corp.	46,883	1,684,506
Brady Corp., Class A	4,175	162,616
Bristol-Myers Squibb Co.	25,682	1,439,476
Buckle, Inc. (The)	1,000	18,700
Capella Education Co.	1,795	171,063
Carlisle Companies, Inc.	12,644	1,281,975
Cathay General Bancorp	4,100	156,005
CBL & Associates Properties, Inc.	16,600	153,550
Central Pacific Financial Corp.	5,185	162,187
Chart Industries, Inc.(b)	1,500	54,765
Cheesecake Factory, Inc. (The)	2,975	190,876
Chemours Co. LLC (The)	900	36,261
Chesapeake Utilities Corp.	2,160	158,328
Chico’s FAS, Inc.	3,000	41,460
Children’s Place, Inc. (The)	1,565	179,662
Cisco Systems, Inc.	114,321	3,894,916
Citigroup, Inc.	65,705	3,884,480
Citizens Financial Group, Inc.	75,370	2,766,833
Clearwater Paper Corp.(b)	500	24,300
Clovis Oncology, Inc.(b)	850	49,207
Cogent Communications Holdings, Inc.	400	18,000
Coherus Biosciences, Inc.(b)	1,485	28,512
Comcast Corp., Class A	86,588	3,393,384
CommVault Systems, Inc.(b)	3,375	170,269
Continental Building Product(b)	6,345	154,501
Convergys Corp.	6,600	148,566
Cooper Tire & Rubber Co.	1,360	52,088
Cooper-Standard Holding, Inc.(b)	1,130	127,769
CorEnergy Infrastructure Trust, Inc.	4,018	146,577
Common Stocks (continued)
Issuer	Shares	Value ($)
Cracker Barrel Old Country Store, Inc.	880	140,967
Curtiss-Wright Corp.	2,150	200,939
Customers Bancorp, Inc.(b)	4,690	145,062
CYS Investments, Inc.	16,820	143,475
Dean Foods Co.	8,785	173,416
Denbury Resources, Inc.(b)	24,200	53,724
DeVry Education Group, Inc.	900	34,065
DiamondRock Hospitality Co.	5,200	57,252
Diodes, Inc.(b)	4,565	106,775
DISH Network Corp., Class A(b)	24,844	1,600,947
Dynavax Technologies Corp.(b)	4,080	22,644
Eastman Chemical Co.	21,655	1,726,986
Edison International	21,578	1,725,593
Electronic Arts, Inc.(b)	19,476	1,846,714
Energy Recovery, Inc.(b)	8,200	69,208
EnerSys	2,486	206,611
Entegris, Inc.(b)	8,100	200,880
Enterprise Financial Services Corp.	1,200	50,700
EOG Resources, Inc.	17,028	1,575,090
Equity LifeStyle Properties, Inc.	23,351	1,889,329
Essent Group Ltd.(b)	4,850	179,498
Exelixis, Inc.(b)	2,800	62,720
Exxon Mobil Corp.	45,110	3,683,231
Facebook, Inc., Class A(b)	28,759	4,321,040
FCB Financial Holdings, Inc., Class A(b)	3,450	163,012
Ferro Corp.(b)	10,600	189,952
First BanCorp(b)	7,615	44,776
First Citizens BancShares Inc., Class A	275	95,717
First Merchants Corp.	2,400	99,312
Flagstar Bancorp, Inc.(b)	4,850	141,814
Flex Pharma, Inc.(b)	37,525	129,086
Forward Air Corp.	275	14,622
Four Corners Property Trust, Inc.	2,800	65,324
Francesca’s Holdings Corp.(b)	9,300	146,754
Fresh Del Monte Produce, Inc.	2,400	147,120
Fulton Financial Corp.	1,750	32,288
Gannett Co., Inc.	14,500	121,220
Generac Holdings, Inc.(b)	4,125	145,076
General Communication, Inc., Class A(b)	1,130	42,307

Columbia Global Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
General Mills, Inc.	26,570	1,528,041
General Motors Co.	51,328	1,778,002
Genesco, Inc.(b)	625	33,313
Gibraltar Industries, Inc.(b)	4,200	164,850
Global Brass & Copper Holdings, Inc.	4,635	165,238
Government Properties Income Trust	1,900	40,508
Greenbrier Companies, Inc. (The)	3,700	160,765
Greif, Inc., Class A	3,000	175,860
Haemonetics Corp.(b)	2,600	108,888
Halliburton Co.	39,389	1,807,167
Halozyme Therapeutics, Inc.(b)	2,645	36,871
Halyard Health, Inc.(b)	2,825	111,588
Hawaiian Holdings, Inc.(b)	3,600	195,480
Heartland Financial USA, Inc.	400	19,200
Helen of Troy Ltd.(b)	200	18,800
Heritage Insurance Holdings, Inc.	9,460	114,466
Hilltop Holdings, Inc.	5,050	140,440
Home Depot, Inc. (The)	19,749	3,082,819
HomeStreet, Inc.(b)	2,995	77,870
Honeywell International, Inc.	19,461	2,552,116
Huron Consulting Group, Inc.(b)	1,915	85,218
Immunogen, Inc.(b)	6,800	29,512
Immunomedics, Inc.(b)	4,600	26,358
INC Research Holdings, Inc. Class A(b)	3,546	159,570
Incyte Corp.(b)	1,229	152,740
Innospec, Inc.	2,675	176,550
Insmed, Inc.(b)	9,747	179,832
Integer Holdings Corp.(b)	900	33,075
Intercept Pharmaceuticals, Inc.(b)	3,690	414,571
InterDigital, Inc.	600	53,940
International Bancshares Corp.	4,735	177,089
International Paper Co.	40,782	2,201,005
Invesco Ltd.	61,130	2,013,622
Invesco Mortgage Capital, Inc.	6,000	97,860
j2 Global, Inc.	2,270	204,845
John B. Sanfilippo & Son, Inc.	800	58,800
Johnson & Johnson	34,460	4,254,776
Jounce Therapeutics, Inc.(b)	2,870	81,278
JPMorgan Chase & Co.	49,724	4,325,988
Common Stocks (continued)
Issuer	Shares	Value ($)
KCG Holdings, Inc., Class A(b)	8,770	174,523
Keryx Biopharmaceuticals, Inc.(b)	16,040	94,957
Kite Pharma, Inc.(b)	970	79,618
Koppers Holdings, Inc.(b)	1,300	55,185
L-3 Communications Corp.	9,579	1,645,385
Lam Research Corp.	15,055	2,180,717
Lamb Weston Holdings, Inc.(b)	35,712	1,490,976
Lannett Co., Inc.(b)	3,000	78,000
LaSalle Hotel Properties	2,650	75,684
La-Z-Boy, Inc.	5,450	152,055
LCI Industries	1,670	168,920
LegacyTexas Financial Group, Inc.	1,900	71,839
Leidos Holdings, Inc.	27,196	1,432,141
Lexington Realty Trust	16,400	166,788
LogMeIn, Inc.	1,900	214,700
Luxoft Holding, Inc.(b)	5,833	359,604
Magellan Health, Inc.(b)	698	48,022
Maiden Holdings Ltd.	8,925	110,224
Masimo Corp.(b)	2,145	220,377
MasterCard, Inc., Class A	21,385	2,487,503
Materion Corp.	3,785	144,019
McDermott International, Inc.(b)	5,400	35,316
Medifast, Inc.	400	18,528
Methode Electronics, Inc.	3,175	141,446
MGIC Investment Corp.(b)	17,485	184,292
Microsoft Corp.	77,361	5,296,134
Molina Healthcare, Inc.(b)	3,066	152,656
Moog, Inc., Class A(b)	700	48,055
Morgan Stanley	65,941	2,859,861
Movado Group, Inc.	6,190	144,846
Mueller Industries, Inc.	1,815	58,153
MYR Group, Inc.(b)	500	21,130
Natus Medical, Inc.(b)	875	30,625
Nelnet, Inc., Class A	3,470	156,185
NeuStar, Inc., Class A(b)	2,400	79,680
New York Times Co. (The), Class A	5,890	85,111
NewLink Genetics Corp.(b)	2,600	48,594
Norfolk Southern Corp.	15,410	1,810,521
Northwest Natural Gas Co.	1,885	112,346

6	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	10,860	1,132,698
OncoMed Pharmaceuticals, Inc.(b)	5,800	22,852
Ormat Technologies, Inc.	2,700	159,462
Orthofix International NV(b)	4,060	160,573
Owens & Minor, Inc.	4,625	160,256
Pacira Pharmaceuticals, Inc.(b)	1,950	94,673
Papa John’s International, Inc.	1,820	143,889
PDC Energy, Inc.(b)	1,160	64,067
PepsiCo, Inc.	27,518	3,117,239
PG&E Corp.	32,597	2,185,629
Philip Morris International, Inc.	26,484	2,935,487
Pier 1 Imports, Inc.	14,820	99,887
Piper Jaffray Companies	2,230	139,598
Portland General Electric Co.	2,730	123,778
Pra Health Sciences, Inc.(b)	2,612	167,064
Progress Software Corp.	4,900	145,628
Prosperity Bancshares, Inc.	1,800	120,960
Providence Service Corp. (The)(b)	1,000	44,000
PS Business Parks, Inc.	1,491	181,216
PTC Therapeutics, Inc.(b),(b)	17,293	210,110
Puma Biotechnology, Inc.(b),(b)	9,016	366,050
PVH Corp.	16,180	1,634,665
Quad/Graphics, Inc.	6,075	159,529
Quaker Chemical Corp.	300	43,380
Quotient Ltd.(b)	93,930	639,663
Ra Pharmaceuticals, Inc.(b)	2,238	52,817
Radian Group, Inc.	10,480	176,902
Rayonier Advanced Materials, Inc.	10,250	135,812
Redwood Trust, Inc.	4,600	78,522
RetailMeNot, Inc.(b)	11,310	131,196
REX American Resources Corp.(b)	1,667	157,832
RLJ Lodging Trust	2,730	58,668
Rogers Corp.(b)	2,000	205,880
RPX Corp.(b)	12,415	159,409
Ruth’s Hospitality Group, Inc.	7,655	152,334
Ryman Hospitality Properties, Inc.	2,820	179,860
S&T Bancorp, Inc.	1,400	50,344
Sabra Health Care REIT, Inc.	1,300	35,347
Sage Therapeutics, Inc.(b)	980	69,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Sanderson Farms, Inc.	1,635	189,300
Sanmina Corp.(b)	4,640	172,840
Scansource, Inc.(b)	3,775	149,112
Schnitzer Steel Industries, Inc., Class A	5,950	112,455
Scholastic Corp.	1,600	69,168
Science Applications International Corp.	560	40,874
Select Income REIT	6,200	155,372
Semtech Corp.(b)	5,200	177,580
Shutterstock, Inc.(b)	1,600	69,168
Simmons First National Corp., Class A	400	21,860
SJW Corp.	3,150	153,846
Southwest Gas Corp.	2,370	198,511
Spark Therapeutics, Inc.(b)	1,810	104,926
SpartanNash Co.	4,515	166,152
STAG Industrial, Inc.	800	21,088
Sterling Bancorp	2,200	51,150
Summit Hotel Properties, Inc.	10,150	167,779
Superior Industries International, Inc.	5,500	119,625
Supernus Pharmaceuticals, Inc.(b)	1,730	56,398
SUPERVALU, Inc.(b)	8,485	34,789
Synaptics, Inc.(b)	3,219	176,305
SYSCO Corp.	29,730	1,571,825
Taylor Morrison Home Corp., Class A(b)	6,100	140,910
Tech Data Corp.(b)	1,800	172,170
TESARO, Inc.(b),(b)	4,570	674,486
Thermo Fisher Scientific, Inc.	14,448	2,388,688
TJX Companies, Inc. (The)	33,713	2,651,190
Travelport Worldwide Ltd.	3,900	51,363
Trinseo SA	2,540	168,656
Triple-S Management Corp., Class B(b)	5,125	92,763
TrueBlue, Inc.(b)	5,300	144,955
TTM Technologies, Inc.(b)	500	8,365
Ultragenyx Pharmaceutical, Inc.(b)	2,919	187,954
Unisys Corp.(b)	11,600	131,080
United Community Banks, Inc.	5,100	139,485
United Continental Holdings, Inc.(b)	21,610	1,517,238
Universal Display Corp.	6,070	542,354
Universal Forest Products, Inc.	960	91,478
Universal Insurance Holdings, Inc.	6,263	163,151

Columbia Global Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Usana Health Sciences, Inc.(b)	1,035	58,840
VASCO Data Security International, Inc.(b)	3,300	44,550
Vertex Pharmaceuticals, Inc.(b),(b)	11,909	1,408,835
Virtus Investment Partners, Inc.	900	95,760
Vishay Intertechnology, Inc.	11,000	179,850
Wabash National Corp.(b)	8,015	182,582
Walker & Dunlop, Inc.(b)	3,755	168,412
Washington Federal, Inc.	5,555	187,203
Washington Prime Group, Inc.	17,800	156,640
Westmoreland Coal Co.(b)	4,600	49,036
Windstream Holdings, Inc.	20,142	111,184
Wintrust Financial Corp.	2,380	168,647
Xcerra Corp.(b)	12,937	126,783
Xenia Hotels & Resorts, Inc.	2,700	47,142
Zimmer Biomet Holdings, Inc.	15,098	1,806,476
Total		167,315,590
Total Common Stocks (Cost $291,774,623)		340,815,409

Convertible Preferred Stocks 0.2%
Issuer	Coupon Rate	Shares	Value ($)
United States 0.2%
Hess Corp.	8.000%	23,230	1,385,670
Total Convertible Preferred Stocks (Cost $1,320,561)			1,385,670

Corporate Bonds & Notes 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.1%
Woodside Finance Ltd.(c)
03/05/25	3.650%	500,000	494,825
Canada 0.7%
Canadian Natural Resources Ltd.
11/15/21	3.450%	750,000	769,195
Cenovus Energy, Inc.
09/15/42	4.450%	1,250,000	1,079,305
Glencore Finance Canada Ltd.(c),(d)
10/25/42	5.550%	1,750,000	1,819,489
TransAlta Corp.
06/03/17	1.900%	500,000	500,023
Total			4,168,012
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Germany 0.1%
Deutsche Bank AG
08/20/20	2.950%	750,000	751,461
Netherlands 0.1%
Teva Pharmaceutical Finance III BV
07/21/23	2.800%	560,000	539,227
United States 3.4%
Alabama Power Co.
01/02/46	4.300%	415,000	431,441
American International Group, Inc.
03/01/21	3.300%	365,000	374,040
07/10/25	3.750%	680,000	687,188
Anadarko Petroleum Corp.
03/15/26	5.550%	295,000	330,195
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	275,000	282,521
02/01/36	4.700%	1,240,000	1,330,216
Apple, Inc.
02/23/46	4.650%	850,000	926,168
08/04/46	3.850%	445,000	431,244
Arizona Public Service Co.
11/15/45	4.350%	135,000	141,675
AT&T, Inc.
02/17/23	3.600%	500,000	509,762
02/17/26	4.125%	610,000	621,543
06/15/44	4.800%	500,000	472,973
BAE Systems Holdings, Inc.(c)
12/15/25	3.850%	1,000,000	1,033,757
Citigroup, Inc.
Subordinated
07/25/28	4.125%	1,500,000	1,499,140
CMS Energy Corp.
11/15/25	3.600%	95,000	96,129
ConocoPhillips Co.
11/15/21	2.875%	500,000	508,945
Dominion Resources, Inc.
10/01/25	3.900%	65,000	66,922
ERAC U.S.A. Finance LLC(c)
11/01/25	3.800%	640,000	650,298
Express Scripts Holding Co.
02/25/21	3.300%	225,000	229,604
02/25/26	4.500%	750,000	779,460
General Motors Co.
10/02/43	6.250%	250,000	273,120
04/01/46	6.750%	255,000	299,197

8	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(d)
10/28/27	2.922%	1,000,000	1,030,739
Halliburton Co.
11/15/45	5.000%	575,000	613,834
Kinder Morgan Energy Partners LP
11/01/42	4.700%	750,000	704,182
Lockheed Martin Corp.
05/15/36	4.500%	460,000	494,205
05/15/46	4.700%	315,000	346,132
Loews Corp.
04/01/26	3.750%	195,000	201,843
Macys Retail Holdings, Inc.
01/15/21	3.450%	775,000	782,417
McDonald’s Corp.
12/09/45	4.875%	805,000	867,056
Microsoft Corp.
08/08/56	3.950%	1,000,000	946,305
Plains All American Pipeline LP/Finance Corp.
01/31/43	4.300%	500,000	434,449
Procter & Gamble Co. (The)
02/02/21	1.850%	310,000	308,456
Transcontinental Gas Pipe Line Co., LLC
02/01/26	7.850%	595,000	770,878
Verizon Communications, Inc.
11/01/42	3.850%	1,000,000	837,700
08/21/54	5.012%	250,000	242,606
Total			20,556,340
Total Corporate Bonds & Notes (Cost $24,221,266)			26,509,865

Exchange-Traded Funds 0.7%
	Shares	Value ($)
United States 0.7%
iShares MSCI Canada ETF	156,328	4,105,173
Total Exchange-Traded Funds (Cost $3,826,910)		4,105,173

Fixed-Income Funds 1.7%

United States 1.7%
Columbia Mortgage Opportunities Fund, Class Y Shares(a)	1,029,120	10,301,488
Total Fixed-Income Funds (Cost $10,278,976)		10,301,488
Foreign Government Obligations(f),(g) 7.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Australia 0.4%
Treasury Corp. of Victoria
11/15/18	5.500%	AUD	1,000,000	790,370
06/15/20	6.000%	AUD	140,000	117,381
12/17/24	5.500%	AUD	1,800,000	1,614,176
Total				2,521,927
Canada 0.2%
Canadian Government Bond
06/01/18	4.250%	CAD	1,660,000	1,263,098
06/01/20	3.500%	CAD	170,000	134,717
Total				1,397,815
France 0.6%
French Republic Government Bond OAT(c)
05/25/45	3.250%	EUR	2,750,000	3,945,171
Italy 1.8%
Italy Buoni Poliennali Del Tesoro(c)
09/01/44	4.750%	EUR	7,980,000	10,879,534
Japan 2.2%
Japan Government 20-Year Bond
09/20/26	2.200%	JPY	35,000,000	378,816
12/20/27	2.100%	JPY	535,800,000	5,852,200
12/20/35	1.000%	JPY	55,000,000	537,246
Japan Government 30-Year Bond
03/20/33	1.100%	JPY	92,000,000	921,296
03/20/47	0.800%	JPY	645,050,000	5,801,602
Total				13,491,160
Mexico 0.2%
Mexico Government International Bond
01/23/46	4.600%		1,000,000	967,500
Norway 0.2%
Norway Government Bond(c)
05/19/17	4.250%	NOK	5,850,000	682,728
05/24/23	2.000%	NOK	2,000,000	243,198
Total				925,926
Spain 0.7%
Spain Government Bond(c)
07/30/30	1.950%	EUR	2,679,000	2,880,530
01/31/37	4.200%	EUR	250,000	341,526
Spain Government International Bond
04/06/29	5.250%	GBP	500,000	768,856
Total				3,990,912

Columbia Global Opportunities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Foreign Government Obligations(f),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.1%
Sweden Government Bond
08/12/17	3.750%	SEK	4,800,000	548,629
United Kingdom 0.6%
United Kingdom Gilt(c)
01/22/44	3.250%	GBP	1,790,297	3,049,048
01/22/45	3.500%	GBP	500,000	894,399
Total				3,943,447
Total Foreign Government Obligations (Cost $44,026,114)				42,612,021

Residential Mortgage-Backed Securities - Agency 5.7%

United States 5.7%
Federal Home Loan Mortgage Corp.(d),(h)
CMO Series 2957 Class SW
04/15/35	5.006%		147,214	21,467
CMO Series 318 Class S1
11/15/43	4.956%		238,981	48,344
CMO Series 3280 Class SI
02/15/37	5.446%		147,860	13,828
CMO Series 3761 Class KS
06/15/40	5.006%		171,405	12,710
CMO Series 4094 Class SY
08/15/42	5.086%		277,711	58,803
Federal Home Loan Mortgage Corp.(h)
CMO Series 4098 Class AI
05/15/39	3.500%		171,746	18,644
CMO Series 4120 Class AI
11/15/39	3.500%		132,257	15,733
CMO Series 4122 Class JI
12/15/40	4.000%		136,399	15,840
CMO Series 4139 Class CI
05/15/42	3.500%		62,523	8,481
CMO Series 4147 Class CI
01/15/41	3.500%		226,619	31,657
CMO Series 4177 Class IY
03/15/43	4.000%		314,539	67,799
CMO Series 4213 Class DI
06/15/38	3.500%		295,195	30,002
Federal National Mortgage Association(i)
06/13/47	3.500%		2,000,000	2,052,266
06/13/47	4.000%		2,000,000	2,101,875
06/13/47	4.500%		2,000,000	2,147,500
06/13/47	5.000%		1,000,000	1,094,054
06/19/32 - 06/13/47	3.000%		8,750,000	8,753,495
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
10/01/45	3.500%	1,985,269	2,043,223
Federal National Mortgage Association(j)
12/01/45	3.500%	4,249,771	4,373,829
Federal National Mortgage Association(d),(h)
CMO Series 2003-117 Class KS
08/25/33	6.109%	17,076	433
CMO Series 2007-54 Class DI
06/25/37	5.109%	378,275	68,435
CMO Series 2010-135 Class MS
12/25/40	4.959%	90,852	13,367
CMO Series 2012-80 Class DS
06/25/39	5.659%	122,007	17,415
CMO Series 2013-13 Class SA
03/25/43	5.159%	160,346	33,106
Federal National Mortgage Association(d),(h),(k)
CMO Series 2006-5 Class N1
08/25/34	0.000%	209,069	0
Federal National Mortgage Association(h)
CMO Series 2012-118 Class BI
12/25/39	3.500%	395,137	54,327
CMO Series 2012-121 Class GI
08/25/39	3.500%	189,956	24,372
CMO Series 2013-41 Class IY
05/25/40	3.500%	301,324	31,977
CMO STRIPS Series 417 Class C5
02/25/43	3.500%	149,247	30,292
Government National Mortgage Association(i)
05/18/47	3.500%	10,000,000	10,392,969
05/18/47	4.000%	1,000,000	1,057,305
Government National Mortgage Association(h)
CMO Series 2012-129 Class AI
08/20/37	3.000%	136,004	11,038
Total			34,644,586
Total Residential Mortgage-Backed Securities - Agency (Cost $34,812,740)			34,644,586

Residential Mortgage-Backed Securities - Non-Agency 0.1%

United States 0.1%
BCAP LLC Trust(c)
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	104,758	104,695
BCAP LLC Trust(c),(d)
Series 2012-RR10 Class 2A1
09/26/36	3.018%	50,495	50,569
Citigroup Mortgage Loan Trust, Inc.(c),(d)
CMO Series 2010-7 Class 3A4
12/25/35	5.500%	114,219	114,759

10	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-7 Class 12A1
03/25/36	3.093%	29,678	29,498
CMO Series 2013-2 Class 1A1
11/25/37	3.139%	42,645	42,656
RBSSP Resecuritization Trust(c),(d)
CMO Series 2012-1 Class 5A2
12/27/35	3.201%	100,000	91,444
Total			433,621
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $439,560)			433,621

U.S. Government & Agency Obligations 1.0%

United States 1.0%
Federal Home Loan Mortgage Corp.
01/13/22	2.375%	2,882,000	2,939,649
Private Export Funding Corp.
09/15/17	5.450%	45,000	45,719
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(l)
STRIPS
04/15/30	0.000%	4,250,000	2,855,732
Total			5,841,100
Total U.S. Government & Agency Obligations (Cost $5,866,191)			5,841,100

Money Market Funds 16.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(a),(m)	98,512,283	98,512,283
Total Money Market Funds (Cost $98,511,380)		98,512,283
Total Investments (Cost $575,171,629)		623,623,222
Other Assets & Liabilities, Net		(19,006,571)
Net Assets		$604,616,651

At April 30, 2017, securities and/or cash totaling $5,079,807 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/15/2017	20,339,800 USD	19,051,000 EUR	426,655	—
Barclays	5/16/2017	6,442,182 EUR	6,881,056 USD	—	(141,585)
Barclays	5/16/2017	19,111,560 USD	17,892,625 EUR	393,240	—
Citi	5/15/2017	5,971,906 USD	661,938,000 JPY	—	(30,975)
Citi	5/16/2017	625,000 AUD	472,388 USD	4,510	—
Citi	5/16/2017	1,557,109,865 JPY	14,081,845 USD	106,164	—
Citi	5/16/2017	18,565,642 USD	24,889,471 CAD	—	(328,648)
Citi	5/16/2017	626,856 USD	69,880,000 JPY	345	—
Citi	5/16/2017	37,273,718 USD	4,096,577,070 JPY	—	(505,308)
Citi	5/16/2017	2,181,349 USD	2,451,000,000 KRW	—	(26,896)
Citi	5/16/2017	309,508 USD	2,780,000 SEK	4,599	—
Credit Suisse	5/16/2017	1,247,988 USD	1,248,000 CHF	7,480	—
Credit Suisse	5/16/2017	504,456 USD	3,511,000 DKK	10,098	—
Deutsche Bank	5/24/2017	2,345,000 CAD	1,746,546 USD	28,125	—
Deutsche Bank	5/24/2017	5,907,000 DKK	864,357 USD	—	(1,696)
Deutsche Bank	5/24/2017	6,837,000 ILS	1,880,399 USD	—	(8,713)
Deutsche Bank	5/24/2017	83,252,000 JPY	752,186 USD	4,739	—
Deutsche Bank	5/24/2017	4,507,849,000 KRW	3,985,625 USD	22,667	—
Deutsche Bank	5/24/2017	22,672,000 NOK	2,639,102 USD	—	(2,256)
Deutsche Bank	5/24/2017	43,184,000 THB	1,247,083 USD	—	(1,178)
Deutsche Bank	5/24/2017	6,491,772 USD	8,587,000 AUD	—	(64,473)
Deutsche Bank	5/24/2017	3,889,659 USD	3,893,000 CHF	28,770	—
Deutsche Bank	5/24/2017	4,469,927 USD	4,166,000 EUR	73,353	—
Deutsche Bank	5/24/2017	874,247 USD	681,000 GBP	8,358	—
Deutsche Bank	5/24/2017	879,874 USD	7,893,000 SEK	12,332	—
Deutsche Bank	5/24/2017	750,054 USD	1,050,000 SGD	1,666	—
Columbia Global Opportunities Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at April 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
HSBC	5/16/2017	6,625,000 NOK	771,276 USD	—	(474)
Standard Chartered	5/16/2017	26,473,451 MXN	1,397,178 USD	—	(5,455)
Standard Chartered	5/16/2017	6,629,437 USD	5,330,672 GBP	277,706	—
Standard Chartered	5/16/2017	1,374,387 USD	26,473,451 MXN	28,246	—
Total				1,439,053	(1,117,657)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Australian 10-Year Bond	455	AUD	44,195,840	06/2017	824,253	—
Euro-Bund	216	EUR	38,065,012	06/2017	—	(146,517)
Euro-Buxl 30-Year	65	EUR	11,977,286	06/2017	64,919	—
Japanese 10-Year Government Bond	1	JPY	1,354,743	06/2017	—	(99)
Russell 2000 Mini	3	USD	209,760	06/2017	4,690	—
TOPIX Index	137	JPY	18,803,319	06/2017	—	(141,642)
U.S. Treasury 10-Year Note	91	USD	11,440,406	06/2017	256,865	—
U.S. Treasury 5-Year Note	422	USD	49,967,438	06/2017	262,948	—
U.S. Ultra Bond	43	USD	7,006,313	06/2017	133,213	—
U.S. Ultra Bond	26	USD	4,236,375	06/2017	63,424	—
Total			187,256,492		1,610,312	(288,258)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Bobl	(35)	EUR	(5,027,227)	06/2017	30,283	—
Euro-BTP	(125)	EUR	(17,933,958)	06/2017	—	(222,807)
Long Gilt	(8)	GBP	(1,329,082)	06/2017	—	(18,938)
U.S. Treasury 2-Year Note	(32)	USD	(6,931,500)	06/2017	—	(6,061)
U.S. Treasury Ultra 10-Year Note	(81)	USD	(10,971,703)	06/2017	—	(188,925)
U.S. Ultra Bond	(21)	USD	(3,421,687)	06/2017	—	(145,957)
Total			(45,615,157)		30,283	(582,688)
Cleared interest rate swaps contracts outstanding at April 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.794%	8/19/2046	USD	3,500,000	576,778	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.788%	8/19/2046	USD	1,000,000	166,135	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.787%	8/31/2046	USD	2,500,000	415,423	—
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 1.921%	9/16/2046	USD	1,500,000	206,922	—
Total						1,365,258	—
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	USD	9,300,000	—	(19,554)
12	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at April 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	3.272	USD	13,500,000	255,360	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	2,220,763	6,601,294	(8,822,057)*	—	—	—	—	—
Columbia Commodity Strategy Fund, Class Y Shares	—	8,801,897*	—	8,801,897	—	—	—	47,530,243
Columbia Diversified Absolute Return Fund, Class I Shares	1,338,683	—	(1,338,683)*	—	—	(87,234)	—	—
Columbia Diversified Absolute Return Fund, Class Y Shares	—	1,128,306*	—	1,128,306	—	—	—	10,831,742
Columbia Mortgage Opportunities Fund, Class I Shares	2,472,902	77,421	(2,550,323)*	—	278,816	(254,456)	481,877	—
Columbia Mortgage Opportunities Fund, Class Y Shares	—	1,029,120*	—	1,029,120	—	—	31,998	10,301,488
Columbia Short-Term Cash Fund, 0.869%	41,462,459	322,740,064	(265,690,240)	98,512,283	—	(438)	286,809	98,512,283
Total	47,494,807	340,378,102	(278,401,303)	109,471,606	278,816	(342,128)	800,684	167,175,756

*	Includes the effect of underlying share class exchange.

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $29,050,504 which represents 4.80% of net assets.
(d)	Variable rate security.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2017, the value of these securities amounted to $64,702, which represents 0.01% of net assets.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Negligible market value.
Columbia Global Opportunities Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
575,172,000	62,094,000	(13,643,000)	48,451,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
14	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	58,361,985	—	—	—	58,361,985
Asset-Backed Securities — Non-Agency	—	100,021	—	—	100,021
Common Stocks
Argentina	628,500	—	—	—	628,500
Australia	—	2,605,107	—	—	2,605,107
Brazil	3,198,973	—	—	—	3,198,973
Canada	3,416,513	—	—	—	3,416,513
China	5,669,092	8,990,790	—	—	14,659,882
Denmark	—	2,952,750	—	—	2,952,750
Finland	—	2,141,772	—	—	2,141,772
France	—	12,343,538	—	—	12,343,538
Germany	—	6,564,844	—	—	6,564,844
Hong Kong	—	1,559,485	—	—	1,559,485
India	1,104,748	4,276,063	—	—	5,380,811
Indonesia	—	2,799,832	—	—	2,799,832
Ireland	2,372,267	1,704,787	—	—	4,077,054
Israel	—	3,038,844	—	—	3,038,844
Italy	—	793,547	—	—	793,547
Japan	—	29,185,044	—	—	29,185,044
Latvia	—	149,368	—	—	149,368
Malaysia	—	322,075	—	—	322,075
Malta	—	—	1	—	1
Columbia Global Opportunities Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Marshall Islands	61,856	—	—	—	61,856
Mexico	1,162,030	—	—	—	1,162,030
Netherlands	—	5,472,886	—	—	5,472,886
Norway	—	3,135,972	—	—	3,135,972
Panama	138,955	—	—	—	138,955
Peru	336,054	—	—	—	336,054
Philippines	—	962,369	—	—	962,369
Poland	—	463,753	—	—	463,753
Portugal	—	—	20,957	—	20,957
Puerto Rico	150,971	—	—	—	150,971
Russian Federation	1,437,393	4,045,657	—	—	5,483,050
Singapore	3,626,142	1,398,993	—	—	5,025,135
South Africa	—	3,129,197	—	—	3,129,197
South Korea	—	9,025,527	—	—	9,025,527
Spain	—	5,199,743	—	—	5,199,743
Sweden	—	2,964,964	—	—	2,964,964
Switzerland	—	7,225,374	—	—	7,225,374
Taiwan	—	3,513,886	—	—	3,513,886
Thailand	—	2,900,279	—	—	2,900,279
United Kingdom	162,162	21,146,759	—	—	21,308,921
United States	167,271,846	—	43,744	—	167,315,590
Total Common Stocks	190,737,502	150,013,205	64,702	—	340,815,409
Convertible Preferred Stocks
United States	1,385,670	—	—	—	1,385,670
Total Convertible Preferred Stocks	1,385,670	—	—	—	1,385,670
Corporate Bonds & Notes	—	26,509,865	—	—	26,509,865
Exchange-Traded Funds	4,105,173	—	—	—	4,105,173
Fixed-Income Funds	10,301,488	—	—	—	10,301,488
Foreign Government Obligations	—	42,612,021	—	—	42,612,021
Residential Mortgage-Backed Securities - Agency	—	34,644,586	—	—	34,644,586
Residential Mortgage-Backed Securities - Non-Agency	—	433,621	—	—	433,621
U.S. Government & Agency Obligations	—	5,841,100	—	—	5,841,100
Money Market Funds	—	—	—	98,512,283	98,512,283
Total Investments	264,891,818	260,154,419	64,702	98,512,283	623,623,222
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,439,053	—	—	1,439,053
Futures Contracts	1,640,595	—	—	—	1,640,595
Swap Contracts	—	1,620,618	—	—	1,620,618
Liability
Forward Foreign Currency Exchange Contracts	—	(1,117,657)	—	—	(1,117,657)
Futures Contracts	(870,946)	—	—	—	(870,946)
Swap Contracts	—	(19,554)	—	—	(19,554)
Total	265,661,467	262,076,879	64,702	98,512,283	626,315,331
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
16	Columbia Global Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the estimated earnings of the respective company and market multiples derived from a set of comparable companies. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Global Opportunities Fund | Quarterly Report 2017	17

Portfolio of Investments
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 2.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.8%
Auto Components 0.1%
Delphi Automotive PLC	11,178	898,711
Automobiles —%
Dayco/Mark IV(a)	2,545	80,591
Diversified Consumer Services —%
Houghton Mifflin Harcourt Co.(a)	18,619	214,119
Household Durables —%
Rhodes Companies LLC (The)(b),(c)	109,053	0
Media 0.7%
Cengage Learning, Inc.	77,986	818,853
Dex Media, Inc.(a)	18,060	58,018
HIBU Midco Shares(a),(c)	182,648	0
MGM Holdings II, Inc.(a)	68,207	6,664,404
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Tribune Media Co.	29,872	1,092,120
tronc, Inc.(a)	4,413	63,283
Total		8,696,678
Total Consumer Discretionary		9,890,099
Energy 0.4%
Oil, Gas & Consumable Fuels 0.4%
Arch Coal, Inc.(a)	36,309	2,550,344
Contura Energy, Inc.(a)	17,607	1,186,712
Linn Energy, Inc.(a)	18,043	521,560
Total		4,258,616
Total Energy		4,258,616
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(a)	54,917	755,109
Total Financials		755,109
Information Technology —%
Software —%
Physical Eagle Topco Ltd.(a),(b),(c)	194,303	0
Total Information Technology		0
Materials 0.7%
Chemicals 0.7%
LyondellBasell Industries NV, Class A	91,857	7,785,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining —%
Aleris International, Inc.(a)	16,833	504,990
Total Materials		8,290,789
Telecommunication Services —%
Diversified Telecommunication Services —%
Hawaiian Telcom Holdco, Inc.(a)	15,044	382,870
Total Telecommunication Services		382,870
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Samson Resources(a)	70,647	1,165,676
Templar Energy LLC(a)	54,590	433,305
Vistra Energy Corp	105,843	1,584,999
Total		3,183,980
Total Utilities		3,183,980
Total Common Stocks (Cost $17,826,291)		26,761,463

Corporate Bonds & Notes 1.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Gardner Denver, Inc.(d)
08/15/21	6.875%	1,000,000	1,037,500
Gaming 0.4%
Seminole Tribe of Florida, Inc.(d)
10/01/20	7.804%	3,727,000	3,845,854
Tunica-Biloxi Gaming Authority(d),(e)
11/15/16	0.000%	2,105,000	736,750
Total			4,582,604
Health Care 0.5%
HCA, Inc.
10/01/18	8.000%	960,000	1,033,200
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	3,000,000	2,925,000
Ortho-Clinical Diagnostics, Inc./SA(d)
05/15/22	6.625%	1,000,000	920,000
Quorum Health Corp.(d)
04/15/23	11.625%	1,000,000	887,500
Total			5,765,700
Media and Entertainment 0.3%
Radio One, Inc.(d)
02/15/20	9.250%	3,000,000	2,962,500

Columbia Floating Rate Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Noranda Aluminum Acquisition Corp. PIK(b),(d)
10/20/20	10.000%	26,992	945
Packaging 0.1%
Signode Industrial Group Luxembourg SA/US, Inc.(d)
05/01/22	6.375%	1,000,000	1,030,110
Retailers 0.1%
Jo-Ann Stores LLC(d)
03/15/19	8.125%	1,182,000	1,180,522
Technology 0.2%
Dell International LLC/EMC Corp.(d)
06/15/23	5.450%	2,325,000	2,509,066
Total Corporate Bonds & Notes (Cost $20,114,939)			19,068,947

Preferred Stocks —%
Issuer	Coupon Rate	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Contura/Alpha Natural Resources, Inc. Holding Co.(a)	—	13,080	75,210
Contura/Alpha Natural Resources, Inc. ReorgCo.(a)	—	13,080	271,410
Total			346,620
Total Energy			346,620
Total Preferred Stocks (Cost $71,940)			346,620

Senior Loans 92.7%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 1.5%
Doncasters US Finance LLC(f),(g)
Tranche B Term Loan
04/09/20	4.647%	2,875,023	2,808,898
Engility Corp.(f),(g)
Tranche B2 Term Loan
08/14/23	4.750%	3,535,294	3,557,390
Leidos Innovations Corp.(f),(g)
Tranche B Term Loan
08/16/23	3.250%	5,012,438	5,055,043
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
TransDigm, Inc.(f),(g)
Tranche E Term Loan
05/14/22	4.044%	613,101	612,261
Tranche F Term Loan
06/09/23	3.993%	4,942,252	4,935,382
Total			16,968,974
Airlines 2.3%
American Airlines, Inc.(f),(g)
Term Loan
06/27/20	2.993%	3,874,010	3,874,513
10/10/21	3.490%	1,522,841	1,524,105
Tranche B Term Loan
12/14/23	3.494%	1,950,000	1,951,833
Avolon Borrower 1 SARL(f),(g)
Tranche B2 Term Loan
03/21/22	3.743%	11,350,000	11,515,256
Delta Air Lines, Inc.(f),(g)
Tranche B1 Term Loan
10/18/18	3.489%	1,976,332	1,990,088
United Airlines, Inc.(f),(g)
Tranche B Term Loan
04/01/24	3.422%	5,500,000	5,508,855
Total			26,364,650
Automotive 0.9%
Allison Transmission, Inc.(f),(g)
Tranche B3 Term Loan
09/23/22	2.990%	2,535,639	2,561,579
FCA US LLC(f),(g)
Tranche B Term Loan
12/31/18	2.990%	579,993	581,622
Gates Global LLC(f),(g)
Tranche B1 Term Loan
04/01/24	4.408%	3,656,311	3,672,764
Goodyear Tire & Rubber Co. (The)(f),(g)
2nd Lien Term Loan
04/30/19	2.990%	1,133,333	1,145,381
Navistar, Inc.(f),(g)
Tranche B Term Loan
08/07/20	5.000%	2,172,500	2,198,744
Total			10,160,090
Brokerage/Asset Managers/Exchanges 0.8%
Aretec Group, Inc.(f),(g)
1st Lien Term Loan
11/23/20	8.000%	971,329	978,614
2nd Lien Term Loan PIK
05/23/21	2.000%	1,441,024	1,368,973

2	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ASP AMC Merger Sub, Inc.(f),(g),(h)
Term Loan
04/17/24	4.655%	2,825,000	2,821,469
LPL Holdings, Inc.(f),(g)
Term Loan
03/11/24	3.765%	3,925,000	3,932,379
Total			9,101,435
Building Materials 1.8%
American Bath Group LLC(f),(g)
1st Lien Term Loan
09/30/23	6.397%	5,236,842	5,293,557
Associated Asphalt Partners LLC(f),(g)
Tranche B Term Loan
04/05/24	6.250%	1,975,000	1,999,687
HD Supply, Inc.(f),(g)
Tranche B1 Term Loan
08/13/21	3.897%	1,637,604	1,648,346
Tranche B2 Term Loan
10/17/23	3.897%	398,000	400,738
QUIKRETE Holdings, Inc.(f),(g)
1st Lien Term Loan
11/15/23	4.243%	6,084,750	6,093,634
SRS Distribution, Inc.(f),(g)
Tranche B2 2nd Lien Term Loan
02/24/23	9.750%	1,000,000	1,035,000
Tranche B4 1st Lien Term Loan
08/25/22	5.250%	498,734	504,759
Wilsonart LLC(f),(g)
Tranche C Term Loan
12/19/23	4.650%	3,393,986	3,413,773
Total			20,389,494
Cable and Satellite 1.7%
Altice US Finance I Corp.(f),(g)
Term Loan
07/28/25	3.241%	3,259,718	3,256,328
Charter Communications Operating LLC(f),(g)
Tranche H1 Term Loan
01/15/22	3.000%	1,113,750	1,117,771
Tranche I1 Term Loan
01/15/24	3.243%	1,937,962	1,947,168
CSC Holdings LLC(f),(g)
Term Loan
07/15/25	3.244%	2,505,239	2,503,009
Encompass Digital Media, Inc.(f),(g)
Tranche B 1st Lien Term Loan
06/06/21	5.650%	1,902,965	1,803,059
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B 2nd Lien Term Loan
06/06/22	8.900%	1,500,000	1,380,000
MCC Iowa LLC(f),(g)
Tranche H Term Loan
01/29/21	3.450%	1,443,750	1,450,073
Quebecor Media, Inc.(f),(g)
Tranche B1 Term Loan
08/17/20	3.539%	1,930,000	1,931,814
Virgin Media Bristol LLC(f),(g)
Tranche I Term Loan
01/31/25	3.744%	4,175,000	4,189,696
Total			19,578,918
Chemicals 7.3%
Aruba Investments, Inc.(f),(g)
Tranche B1 Term Loan
02/02/22	4.647%	2,487,342	2,488,386
Ascend Performance Materials Operations LLC(f),(g)
Tranche B Term Loan
08/12/22	0.000%	1,786,500	1,795,432
Atotech USA, Inc.(f),(g)
Tranche B1 Term Loan
01/31/24	4.147%	1,675,000	1,683,375
Axalta Coating Systems Dutch Holding B BV/US Holdings, Inc.(f),(g)
Tranche B1 Term Loan
02/01/23	3.647%	4,009,395	4,046,763
Chemours Co. (The)(f),(g)
Tranche B1 Term Loan
05/12/22	3.490%	1,728,073	1,739,962
ColourOz Investment 1 GmbH(f),(g)
Tranche C 1st Lien Term Loan
09/07/21	4.000%	595,217	593,360
ColourOz Investment 2 LLC(f),(g)
Tranche B2 1st Lien Term Loan
09/07/21	4.000%	3,600,577	3,589,343
DuBois Chemicals, Inc.(f),(g)
1st Lien Term Loan
03/15/24	4.881%	1,160,000	1,165,800
DuBois Chemicals, Inc.(f),(g),(h),(i)
Delayed Draw 1st Lien Term Loan
03/15/24	4.881%	290,000	291,450
Duke Finance LLC(f),(g)
Tranche B 1st Lien Term Loan
02/21/24	6.147%	3,920,301	3,969,305
Flint Group GMBH(f),(g)
Tranche B8 1st Lien Term Loan
09/07/21	4.055%	825,000	822,426

Columbia Floating Rate Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HII Holding Corp.(f),(g)
1st Lien Term Loan
12/20/19	4.397%	1,878,157	1,889,896
2nd Lien Term Loan
12/21/20	9.750%	2,150,000	2,171,500
Huntsman International LLC(f),(g)
Tranche B Term Loan
04/19/19	3.993%	513,401	515,583
10/01/21	3.743%	1,686,338	1,705,310
Ineos US Finance LLC(f),(g)
Term Loan
03/31/22	3.743%	2,850,715	2,873,891
04/01/24	3.743%	3,566,062	3,590,882
Kraton Polymers LLC(f),(g)
Term Loan
01/06/22	5.000%	2,079,812	2,108,534
Kronos Worldwide, Inc.(f),(g)
Term Loan
02/18/20	4.150%	2,910,000	2,912,182
MacDermid, Inc.(f),(g)
Tranche B6 Term Loan
06/07/23	4.000%	4,483,623	4,500,436
Minerals Technologies, Inc.(f),(g)
Tranche B1 Term Loan
02/14/24	3.301%	1,681,218	1,689,624
Nexeo Solutions LLC(f),(g)
Tranche B Term Loan
06/09/23	4.874%	5,607,696	5,663,773
Omnova Solutions, Inc.(f),(g)
Tranche B2 Term Loan
08/25/23	5.250%	1,616,875	1,633,044
Oxea Finance & Cy SCA(f),(g)
Tranche B2 1st Lien Term Loan
01/15/20	4.400%	3,449,875	3,346,379
PolyOne Corp.(f),(g)
Tranche B2 Term Loan
11/11/22	3.277%	4,469,874	4,503,398
PQ Corp.(f),(g)
Tranche B1 Term Loan
11/04/22	5.250%	2,608,455	2,638,739
Ravago Holdings America, Inc.(f),(g)
Term Loan
07/13/23	4.250%	3,972,487	3,992,350
Royal Holdings, Inc.(f),(g)
1st Lien Term Loan
06/20/22	4.397%	1,176,874	1,186,065
Solenis International LP/Holdings 3 LLC(f),(g)
1st Lien Term Loan
07/31/21	4.304%	2,392,225	2,397,201
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Trinseo Materials Operating SCA/Finance, Inc.(f),(g)
Tranche B Term Loan
11/05/21	4.250%	2,972,062	2,993,432
Tronox Pigments BV(f),(g)
Term Loan
03/19/20	4.647%	3,119,048	3,134,269
Univar USA, Inc.(f),(g)
Tranche B2 Term Loan
07/01/22	3.743%	5,380,839	5,394,291
Versum Materials, Inc.(f),(g)
Term Loan
09/29/23	3.647%	746,250	754,026
Total			83,780,407
Construction Machinery 1.4%
Columbus McKinnon Corp.(f),(g)
Term Loan
01/31/24	4.147%	3,401,685	3,425,089
Doosan Bobcat, Inc.(f),(g)
Tranche B Term Loan
05/28/21	4.500%	2,780,792	2,812,076
Douglas Dynamics LLC(f),(g)
Tranche B Term Loan
12/31/21	4.500%	1,463,844	1,469,333
North American Lifting Holdings, Inc.(f),(g)
1st Lien Term Loan
11/27/20	5.647%	2,407,411	2,254,950
Vertiv Group Corp.(f),(g)
Tranche B Term Loan
11/30/23	5.030%	5,806,035	5,839,884
Total			15,801,332
Consumer Cyclical Services 1.7%
Creative Artists Agency LLC(f),(g)
Term Loan
02/15/24	4.500%	6,633,375	6,710,786
KAR Auction Services, Inc.(f),(g)
Tranche B2 Term Loan
03/11/21	4.188%	1,205,810	1,215,228
ServiceMaster Co. LLC (The)(f),(g)
Tranche C Term Loan
11/08/23	3.493%	2,668,313	2,696,677
Weight Watchers International, Inc.(f),(g)
Tranche B2 Term Loan
04/02/20	4.339%	5,836,812	5,535,866
West Corp.(f),(g)
Tranche B12 Term Loan
06/17/23	3.546%	2,900,219	2,904,569
Total			19,063,126

4	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 2.0%
Albea Beauty Holdings SA(f),(g),(h)
Tranche A Term Loan
04/12/24	0.000%	2,000,000	1,987,500
Culligan International Co.(f),(g)
Tranche B1 1st Lien Term Loan
12/13/23	5.000%	2,493,750	2,531,156
Interior Logic Group, Inc.(f),(g)
Term Loan
03/01/24	7.000%	2,000,000	1,962,500
Nature’s Bounty Co. (The)(f),(g)
Tranche B1 Term Loan
05/05/23	4.647%	4,477,107	4,490,538
Prestige Brands, Inc.(f),(g)
Tranche B4 Term Loan
01/26/24	3.743%	1,902,339	1,919,460
Serta Simmons Holdings, LLC(f),(g)
1st Lien Term Loan
11/08/23	4.538%	5,461,312	5,475,840
2nd Lien Term Loan
11/08/24	9.038%	2,000,000	2,025,000
Waterpik, Inc.(f),(g)
1st Lien Term Loan
07/08/20	5.893%	2,540,722	2,541,789
Total			22,933,783
Diversified Manufacturing 5.8%
Accudyne Industries Borrower SCA/LLC(f),(g)
Term Loan
12/13/19	4.147%	4,219,654	4,196,193
Allnex & Cy SCA(f),(g)
Tranche B2 Term Loan
09/13/23	4.288%	2,042,899	2,045,453
Tranche B3 Term Loan
09/13/23	4.406%	1,539,101	1,541,024
Allnex & Cy SCA(f),(g),(h)
Tranche B2 Term Loan
09/13/23	4.406%	725,000	725,906
Apex Tool Group LLC(f),(g)
Term Loan
01/31/20	4.500%	2,531,503	2,488,796
Bright Bidco BV(f),(g),(h)
Term Loan
04/17/23	5.648%	3,925,000	3,969,156
Crosby U.S. Acquisition Corp.(f),(g)
1st Lien Term Loan
11/23/20	4.052%	846,562	783,604
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
2nd Lien Term Loan
11/22/21	7.052%	2,000,000	1,638,760
Filtration Group Corp.(f),(g)
1st Lien Term Loan
11/23/20	4.304%	6,421,706	6,445,787
Forterra Finance LLC(f),(g)
Term Loan
10/25/23	4.672%	1,144,250	1,141,962
Forterra Finance LLC(f),(g),(h)
Tranche B Term Loan
10/25/23	0.000%	1,425,000	1,422,150
Gardner Denver, Inc.(f),(g)
Term Loan
07/30/20	4.559%	5,612,244	5,607,586
Harsco Corp.(f),(g)
Term Loan
11/02/23	6.000%	1,995,000	2,029,913
Horizon Global Corp.(f),(g)
Term Loan
06/30/21	1.147%	1,311,361	1,321,196
Husky Injection Molding Systems Ltd.(f),(g)
Term Loan
06/30/21	4.250%	3,450,001	3,468,044
LTI Holdings, Inc.(f),(g)
1st Lien Term Loan
04/15/22	5.397%	2,515,299	2,509,011
Rexnord LLC(f),(g)
Tranche B 1st Lien Term Loan
08/21/23	3.888%	6,513,238	6,533,038
Tyco International Holdings SARL(f),(g)
Term Loan
03/02/20	2.814%	6,000,000	5,985,000
Welbilt, Inc.(f),(g)
Tranche B Term Loan
03/03/23	4.000%	2,565,597	2,588,046
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings, LLC(f),(g)
1st Lien Term Loan
05/06/21	4.250%	4,501,549	4,525,002
2nd Lien Term Loan
05/06/22	8.250%	1,733,333	1,744,167
Zekelman Industries, Inc.(f),(g)
Term Loan
06/14/21	4.906%	3,710,549	3,751,142
Total			66,460,936
Electric 3.4%
Astoria Energy LLC(f),(g)
Tranche B Term Loan
12/24/21	5.074%	4,347,281	4,383,146

Columbia Floating Rate Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Calpine Construction Finance Co. LP(f),(g)
Tranche B1 Term Loan
05/03/20	3.240%	889,695	889,971
Calpine Corp.(f),(g)
Term Loan
05/31/23	3.900%	2,878,250	2,887,259
01/15/24	3.900%	2,238,608	2,244,450
Eastern Power LLC(f),(g)
Term Loan
10/02/23	5.000%	5,209,090	5,238,417
EFS Cogen Holdings I LLC(f),(g)
Tranche B Term Loan
06/28/23	4.650%	2,289,234	2,297,819
Essential Power LLC(f),(g)
Term Loan
08/08/19	4.750%	1,409,860	1,410,298
Helix General Funding LLC(f),(g),(h)
Term Loan
03/09/24	0.000%	2,125,000	2,144,125
MRP Generation Holdings, LLC(f),(g)
Term Loan
10/18/22	8.147%	5,149,125	5,071,888
Southeast PowerGen LLC(f),(g)
Tranche B Term Loan
12/02/21	4.650%	1,457,000	1,426,039
Vistra Operations Co. LLC(f),(g)
Term Loan
08/04/23	3.753%	1,908,787	1,904,607
12/14/23	4.254%	897,750	900,560
Tranche C Term Loan
08/04/23	3.743%	436,429	435,473
Viva Alamo LLC(f),(g)
Term Loan
02/22/21	5.304%	5,639,609	4,998,103
WG Partners Acquisition LLC(f),(g)
Tranche B Term Loan
11/15/23	5.147%	3,187,225	3,219,097
Total			39,451,252
Environmental 1.8%
Advanced Disposal Services, Inc.(f),(g)
Term Loan
11/10/23	3.696%	5,684,238	5,730,906
EnergySolutions LLC(f),(g)
Term Loan
05/29/20	6.750%	2,424,750	2,450,016
EWT Holdings III Corp.(f),(g)
1st Lien Term Loan
01/15/21	4.897%	3,015,665	3,030,744
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
STI Infrastructure SARL(f),(g)
Term Loan
08/22/20	6.397%	3,834,939	3,489,794
Waste Industries USA, Inc.(f),(g)
Tranche B Term Loan
02/27/20	3.743%	2,018,689	2,033,829
WCA Waste Systems, Inc.(f),(g)
Term Loan
08/11/23	3.744%	3,383,000	3,385,131
Total			20,120,420
Food and Beverage 3.2%
AdvancePierre Foods, Inc.(f),(g)
Term Loan
06/02/23	4.000%	2,540,552	2,545,532
Aramark Services, Inc.(f),(g)
Tranche B Term Loan
03/28/24	2.993%	10,525,000	10,607,200
Del Monte Foods, Inc.(f),(g)
2nd Lien Term Loan
08/18/21	8.310%	2,000,000	1,350,000
Dole Food Co., Inc.(f),(g)
Tranche B Term Loan
04/06/24	4.116%	2,825,000	2,833,390
Hostess Brands LLC(f),(g)
Tranche B 1st Lien Term Loan
08/03/22	4.000%	2,172,555	2,190,218
JBS USA LLC(f),(g)
Term Loan
10/30/22	3.483%	5,325,000	5,346,886
Pinnacle Foods Finance LLC(f),(g)
Term Loan
02/02/24	2.983%	5,586,000	5,617,393
US Foods, Inc.(f),(g)
Term Loan
06/27/23	3.743%	6,584,002	6,641,019
Total			37,131,638
Gaming 4.2%
Affinity Gaming(f),(g)
2nd Lien Term Loan
01/31/25	9.274%	1,725,000	1,736,868
Term Loan
07/01/23	4.524%	2,536,935	2,554,389
Amaya Holdings BV(f),(g)
Tranche B3 1st Lien Term Loan
08/01/21	4.647%	6,079,584	6,080,436

6	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aristocrat Leisure Ltd.(f),(g)
Tranche B2 Term Loan
10/20/21	3.406%	1,461,538	1,472,997
Boyd Gaming Corp.(f),(g)
Tranche B Term Loan
09/15/23	3.445%	1,371,563	1,376,857
CityCenter Holdings LLC(f),(g)
Tranche B Term Loan
04/18/24	3.494%	3,450,000	3,454,312
Eldorado Resorts, Inc.(f),(g)
Term Loan
04/17/24	5.250%	2,225,000	2,219,437
Greektown Holdings LLC(f),(g),(h)
Term Loan
04/25/24	4.158%	1,950,000	1,952,437
Las Vegas Sands LLC(f),(g)
Term Loan
03/09/24	2.990%	5,325,218	5,329,638
Mohegan Tribal Gaming Authority(f),(g)
Tranche B Term Loan
10/13/23	5.000%	5,411,437	5,442,986
MotorCity Casino Hotel(f),(g)
Term Loan
08/06/21	4.243%	2,684,677	2,695,576
Penn National Gaming, Inc.(f),(g)
Tranche B Term Loan
01/19/24	3.524%	1,900,000	1,910,526
Scientific Games International, Inc.(f),(g),(j)
Term Loan
10/19/20	4.994%	1,900,000	1,819,250
Scientific Games International, Inc.(f),(g)
Tranche B3 Term Loan
10/01/21	4.994%	3,209,093	3,255,721
Twin River Management Group, Inc.(f),(g)
Term Loan
07/10/20	4.647%	2,378,538	2,411,243
Yonkers Racing Corp.(f),(g)
1st Lien Term Loan
08/20/19	4.250%	3,023,050	3,026,829
2nd Lien Term Loan
08/20/20	8.750%	1,714,286	1,711,423
Total			48,450,925
Health Care 6.3%
Acadia Healthcare Co., Inc.(f),(g)
Tranche B2 Term Loan
02/16/23	3.982%	1,555,313	1,555,312
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Alere, Inc.(f),(g)
Tranche B Term Loan
06/20/22	4.250%	3,027,129	3,040,993
Alliance HealthCare Services, Inc.(f),(g)
Term Loan
06/03/19	4.349%	2,938,146	2,929,567
Change Healthcare Holdings, Inc.(f),(g)
Term Loan
03/01/24	3.750%	4,925,000	4,937,953
CHS/Community Health Systems, Inc.(f),(g)
Tranche G Term Loan
12/31/19	3.798%	1,855,815	1,848,150
Tranche H Term Loan
01/27/21	4.048%	1,079,366	1,072,167
DaVita, Inc.(f),(g)
Tranche B Term Loan
06/24/21	3.743%	6,774,678	6,839,037
Envision Healthcare Corp.(f),(g)
Term Loan
12/01/23	4.150%	2,418,937	2,441,313
HC Group Holdings III, Inc.(f),(g)
1st Lien Term Loan
04/07/22	6.000%	1,994,937	1,962,519
HCA, Inc.(f),(g)
Tranche B8 Term Loan
02/15/24	3.243%	3,990,000	4,027,666
IASIS Healthcare LLC(f),(g)
Tranche B2 Term Loan
05/03/18	4.500%	3,832,615	3,843,155
MPH Acquisition Holdings LLC(f),(g)
Term Loan
06/07/23	4.897%	1,892,615	1,916,614
National Mentor Holdings, Inc.(f),(g)
Tranche B Term Loan
01/31/21	4.397%	1,236,750	1,245,259
Nautilus Power, LLC(f),(g),(h)
Tranche B Term Loan
04/26/24	0.000%	3,000,000	2,981,250
Onex Carestream Finance LP(f),(g)
1st Lien Term Loan
06/07/19	5.147%	3,427,666	3,397,125
Ortho-Clinical Diagnostics Holdings SARL(f),(g)
Term Loan
06/30/21	4.750%	5,455,774	5,426,258
Quorum Health Corp.(f),(g)
Term Loan
04/29/22	0.000%	1,266,868	1,263,701

Columbia Floating Rate Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Select Medical Corp.(f),(g)
Tranche B Term Loan
03/06/24	4.650%	2,275,000	2,300,594
Sterigenics-Nordion Holdings LLC(f),(g)
Term Loan
05/15/22	4.150%	5,834,848	5,820,261
Surgery Center Holdings, Inc.(f),(g)
1st Lien Term Loan
11/03/20	4.750%	1,955,016	1,964,791
Team Health Holdings, Inc.(f),(g)
Term Loan
02/06/24	3.750%	9,050,000	8,965,201
Tecomet, Inc.(f),(g)
1st Lien Term Loan
12/03/21	5.750%	2,101,625	2,109,506
Total			71,888,392
Healthcare REIT 0.2%
Quality Care Properties, Inc.(f),(g)
1st Lien Term Loan
10/31/22	6.250%	2,668,313	2,713,354
Independent Energy 0.3%
Ascent Resources-Marcellus LLC(f),(g)
1st Lien Term Loan
08/04/20	5.284%	354,211	246,471
2nd Lien Term Loan
08/04/21	8.534%	2,000,000	212,000
Chesapeake Energy Corp.(f),(g)
Tranche A Term Loan
08/23/21	8.553%	3,000,000	3,239,070
Total			3,697,541
Leisure 2.5%
24 Hour Fitness Worldwide, Inc.(f),(g)
Term Loan
05/28/21	4.897%	4,327,625	4,304,169
AMC Entertainment Holdings, Inc.(f),(g)
Term Loan
12/15/22	3.744%	2,280,891	2,290,585
12/15/23	3.742%	99,750	100,149
Delta 2 SARL(f),(g)
2nd Lien Term Loan
07/29/22	8.068%	700,000	706,125
Tranche B3 Term Loan
02/01/24	4.568%	3,595,036	3,598,631
Life Time Fitness, Inc.(f),(g)
Term Loan
06/10/22	4.000%	3,526,091	3,532,403
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Lions Gate Entertainment Corp.(f),(g)
Tranche A Term Loan
12/08/21	3.482%	1,456,563	1,460,204
Tranche B Term Loan
12/08/23	3.982%	2,380,000	2,391,900
Live Nation Entertainment, Inc.(f),(g)
Tranche B2 Term Loan
10/31/23	3.500%	1,920,171	1,935,167
Six Flags Theme Parks, Inc.(f),(g)
Tranche B Term Loan
06/30/22	3.251%	1,906,729	1,922,612
Steinway Musical Instruments, Inc.(f),(g)
1st Lien Term Loan
09/19/19	4.922%	1,739,383	1,637,925
UFC Holdings LLC(f),(g)
1st Lien Term Loan
08/18/23	4.250%	4,955,112	4,981,424
Total			28,861,294
Lodging 0.7%
Hilton Worldwide Finance LLC(f),(g)
Tranche B2 Term Loan
10/25/23	2.991%	5,692,659	5,739,225
RHP Hotel Properties LP(f),(g),(h)
Tranche B Term Loan
04/19/24	0.000%	2,525,000	2,531,312
Total			8,270,537
Media and Entertainment 5.2%
Cengage Learning, Inc.(f),(g)
Term Loan
06/07/23	5.250%	2,939,075	2,823,599
Cumulus Media Holdings, Inc.(f),(g)
Term Loan
12/23/20	4.250%	3,087,699	2,412,821
Emerald Expositions Holdings, Inc.(f),(g)
Term Loan
06/17/20	4.897%	819,959	824,059
Getty Images, Inc.(f),(g)
Term Loan
10/18/19	4.750%	3,016,125	2,664,234
Gray Television, Inc.(f),(g)
Tranche B2 Term Loan
02/07/24	3.483%	2,942,625	2,963,223
Hubbard Radio LLC(f),(g)
Term Loan
05/27/22	4.250%	2,594,167	2,590,924

8	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(f),(g)
Tranche D Term Loan
01/30/19	7.743%	7,958,970	6,770,775
Ion Media Networks, Inc.(f),(g)
Tranche B2 Term Loan
12/18/20	4.500%	2,389,492	2,411,905
Learfield Communications(f),(g)
1st Lien Term Loan
12/01/23	4.250%	2,842,875	2,864,197
Mcgraw-Hill Global Education Holdings LLC(f),(g)
Tranche B 1st Lien Term Loan
05/04/22	5.000%	1,414,312	1,399,901
Mission Broadcasting, Inc.(f),(g)
Tranche B Term Loan
01/17/24	3.994%	307,927	310,622
Nexstar Broadcasting, Inc.(f),(g)
Tranche B Term Loan
01/17/24	3.994%	3,176,164	3,203,955
Nielsen Finance LLC(f),(g)
Tranche B4 Term Loan
10/04/23	2.990%	3,955,125	3,969,957
Owl Finance PLC(f),(g)
Term Loan
09/07/21	8.036%	117,518	120,103
Owl Finance PLC(f)
Term Loan PIK
09/07/65	8.500%	109,514	230,419
Radio One, Inc.(f),(g)
Term Loan
04/18/23	5.080%	6,000,000	5,962,500
Salem Media Corp.(f),(g)
Term Loan
03/13/20	4.500%	3,585,369	3,513,662
Sinclair Television Group, Inc.(f),(g)
Tranche B Term Loan
01/03/24	3.250%	2,882,593	2,886,196
Sonifi Solutions, Inc.(b),(f)
Tranche C Term Loan PIK
03/28/18	6.750%	435,581	174,232
Tribune Media Co.(f),(g)
Tranche B Term Loan
12/27/20	3.993%	175,925	176,950
Tranche C Term Loan
01/26/24	3.993%	3,648,176	3,668,715
UFC Holdings LLC(f),(g)
2nd Lien Term Loan
08/18/24	8.500%	1,000,000	1,017,500
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univision Communications, Inc.(f),(g)
1st Lien Term Loan
03/15/24	3.750%	6,376,070	6,331,246
Total			59,291,695
Metals and Mining 1.2%
Arch Coal, Inc.(f)
Term Loan
03/07/24	5.000%	1,900,000	1,900,475
Contura Energy, Inc.(f),(g)
Term Loan
03/18/24	6.000%	5,800,000	5,723,904
Fairmount Santrol, Inc.(f),(g)
Tranche B2 Term Loan
09/05/19	4.647%	1,969,388	1,934,924
FMG Resources August 2006 Proprietary Ltd.(f),(g)
Term Loan
06/30/19	3.750%	912,631	918,563
Foresight Energy LLC(f),(g)
Term Loan
03/28/22	6.750%	2,700,000	2,606,337
Noranda Aluminum Acquisition Corp.(e),(f)
Tranche B Term Loan
02/28/19	0.000%	462,426	16,185
Total			13,100,388
Midstream 0.2%
Energy Transfer Equity LP(f),(g)
Term Loan
02/02/24	3.733%	800,000	801,664
Southcross Energy Partners LP(f),(g)
Term Loan
08/04/21	5.397%	1,770,610	1,564,334
Total			2,365,998
Oil Field Services 0.4%
Drillships Ocean Ventures, Inc.(f),(g)
Term Loan
07/25/21	7.500%	1,608,750	1,491,440
Fieldwood Energy LLC(f),(g)
1st Lien Term Loan
09/30/20	8.375%	183,515	165,774
2nd Lien Term Loan
09/30/20	8.375%	309,096	240,322
Term Loan
08/31/20	8.000%	135,937	132,766

Columbia Floating Rate Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
MRC Global (US), Inc.(f),(g)
Term Loan
11/08/19	5.000%	2,640,883	2,662,353
Total			4,692,655
Other Financial Institutions 0.3%
AlixPartners LLP(f),(g)
Term Loan
04/04/24	4.150%	2,000,000	2,016,420
IG Investments Holdings LLC(f),(g)
Tranche B Term Loan
10/31/21	6.147%	1,430,533	1,438,587
Total			3,455,007
Other Industry 1.7%
Booz Allen Hamilton, Inc.(f),(g)
Tranche B Term Loan
06/30/23	3.236%	1,825,238	1,835,879
Generac Power Systems, Inc.(f),(g)
Term Loan
05/31/23	3.898%	4,799,137	4,835,131
Harland Clarke Holdings Corp.(f),(g)
Tranche B5 Term Loan
12/31/21	7.147%	2,872,995	2,880,178
Harland Clarke Holdings Corp.(f),(g),(h)
Tranche B6 Term Loan
02/09/22	6.647%	3,981,713	3,986,690
Hillman Group, Inc. (The)(f),(g)
Term Loan
06/30/21	4.650%	2,455,562	2,469,878
Varsity Brands Holding Co.(f),(g)
1st Lien Term Loan
12/10/21	5.000%	3,637,275	3,655,461
Total			19,663,217
Other REIT 0.6%
DTZ US Borrower LLC/Aus Holdco PTY Ltd.(f),(g)
2nd Lien Term Loan
11/04/22	9.422%	85,107	84,681
DTZ US Borrower LLC/AUS Holdco PTY Ltd.(f),(g)
1st Lien Term Loan
11/04/21	4.343%	1,922,000	1,928,938
ESH Hospitality, Inc.(f),(g)
Term Loan
08/30/23	3.493%	1,169,132	1,174,487
Lightstone Holdco LLC(f),(g)
Tranche B Term Loan
01/30/24	5.500%	3,594,253	3,610,535
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche C Term Loan
01/30/24	5.500%	221,739	222,743
Total			7,021,384
Other Utility 0.2%
Sandy Creek Energy Associates LP(f),(g)
Term Loan
11/09/20	5.147%	2,974,831	2,104,693
Packaging 4.6%
Anchor Glass Container Corp.(f),(g)
1st Lien Term Loan
12/07/23	4.250%	1,645,875	1,656,985
2nd Lien Term Loan
12/07/24	8.750%	1,000,000	1,017,500
Berry Global Group, Inc.(f),(g)
Tranche I Term Loan
10/01/22	3.507%	121,770	122,531
Tranche L Term Loan
01/06/21	3.239%	3,661,307	3,680,675
BWAY Holding Co.(f),(g)
Term Loan
04/03/24	4.233%	5,675,000	5,637,488
Consolidated Container Co. LLC(f),(g)
Term Loan
07/03/19	5.000%	3,376,983	3,376,983
Exopack Holdings SA(f),(g)
Term Loan
05/08/19	4.647%	5,464,069	5,464,070
ICSH Parent, Inc.(f),(g),(h)
1st Lien Term Loan
04/27/24	5.170%	1,037,647	1,035,053
Delayed Draw Term Loan
04/27/24	5.170%	187,353	186,885
Kleopatra Holdings 2 SCA(f),(g)
Term Loan
04/28/20	4.397%	1,777,402	1,790,733
04/28/20	4.397%	759,574	765,271
Novolex (f),(g)
Term Loan
12/29/23	4.398%	3,175,000	3,188,906
Packaging Coordinators Midco, Inc.(f),(g)
Term Loan
06/30/23	5.150%	2,332,375	2,335,290
Printpack Holdings, Inc.(f),(g)
Term Loan
07/26/23	4.000%	907,772	910,041

10	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ProAmpac PG Borrower LLC(f),(g)
1st Lien Term Loan
11/20/23	5.043%	4,097,500	4,154,865
2nd Lien Term Loan
11/18/24	9.557%	3,300,000	3,355,704
Ranpak Corp.(f),(g)
Tranche B1 Term Loan
10/01/21	4.250%	1,661,808	1,661,808
Reynolds Group Holdings, Inc.(f),(g)
Term Loan
02/05/23	3.993%	5,716,814	5,745,055
SIG Combibloc Holdings SCA(f),(g)
Term Loan
03/11/22	4.000%	2,440,631	2,455,202
Signode Industrial Group SA(f),(g)
Tranche B Term Loan
05/01/21	3.814%	1,770,255	1,776,893
Tricorbraun Holdings, Inc.(f),(g)
1st Lien Term Loan
11/30/23	4.897%	2,017,670	2,035,829
Tricorbraun Holdings, Inc.(f),(g),(i),(j)
Delayed Draw 1st Lien Term Loan
11/30/23	3.750%	202,273	204,093
Total			52,557,860
Paper 0.3%
Caraustar Industries, Inc.(f),(g)
Term Loan
03/14/22	6.647%	3,650,000	3,689,931
Pharmaceuticals 3.3%
Akorn, Inc.(f),(g)
Term Loan
04/16/21	5.250%	1,452,905	1,466,533
Atrium Innovations, Inc.(f),(g)
Tranche B1 1st Lien Term Loan
02/15/21	4.647%	1,576,290	1,582,201
Catalent Pharma Solutions, Inc.(f),(g)
Term Loan
05/20/21	3.750%	3,311,916	3,346,426
Endo Finance Co. I SARL(f),(g),(h)
Term Loan
04/29/24	0.000%	3,025,000	3,047,688
Grifols Worldwide Operations Ltd.(f),(g)
Tranche B Term Loan
01/31/25	3.195%	4,825,000	4,835,229
Jaguar Holding Co. I(f),(g)
Term Loan
08/18/22	4.328%	5,964,050	5,993,870
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Mallinckrodt International Finance SA(f),(g)
Tranche B Term Loan
09/24/24	3.897%	1,989,770	1,988,656
RPI Finance Trust(f),(g)
Tranche B6 Term Loan
03/27/23	3.153%	13,250,782	13,292,257
Valeant Pharmaceuticals International, Inc.(f),(g)
Tranche BF Term Loan
04/01/22	5.740%	2,224,025	2,236,768
Total			37,789,628
Property & Casualty 1.5%
Alliant Holdings Intermediate LLC(f),(g)
Term Loan
08/12/22	4.417%	1,988,956	1,993,809
Asurion LLC(f),(g)
2nd Lien Term Loan
03/03/21	8.500%	1,725,000	1,750,150
Tranche B2 Term Loan
07/08/20	4.243%	182,627	183,807
Tranche B4 Term Loan
08/04/22	4.250%	1,640,708	1,650,618
Tranche B5 Term Loan
11/03/23	4.750%	1,445,555	1,456,397
HUB International Ltd.(f),(g)
Term Loan
10/02/20	4.035%	4,834,010	4,856,633
USI, Inc.(f),(g),(h)
Term Loan
12/27/19	0.000%	3,175,000	3,161,125
USI, Inc.(f),(g)
Term Loan
12/27/19	4.250%	2,102,434	2,091,922
Total			17,144,461
Refining 0.1%
Seadrill Operating LP(f),(g)
Term Loan
02/21/21	4.147%	2,161,279	1,453,460
Restaurants 1.2%
Burger King/Tim Hortons(f),(g)
Tranche B3 Term Loan
02/16/24	3.309%	7,706,220	7,708,147
Yum! Brands, Inc.(f),(g)
Tranche B Term Loan
06/16/23	2.994%	6,273,488	6,304,855
Total			14,013,002

Columbia Floating Rate Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Retailers 6.1%
Academy Ltd.(f),(g)
Term Loan
07/01/22	5.142%	4,416,931	3,036,640
Bass Pro Group LLC(f),(g)
Term Loan
06/05/20	4.239%	2,114,648	2,110,249
12/15/23	6.147%	4,000,000	3,892,240
Belk, Inc.(f),(g)
1st Lien Term Loan
12/12/22	5.905%	2,537,186	2,248,987
BJ’s Wholesale Club, Inc.(f),(g)
Tranche B 1st Lien Term Loan
02/03/24	4.750%	7,375,000	7,341,222
Blue Buffalo Co., Ltd.(f),(g)
Tranche B3 Term Loan
08/08/19	3.780%	4,330,825	4,363,306
Burlington Coat Factory Warehouse Corp.(f),(g)
Tranche B4 Term Loan
08/13/21	3.750%	3,158,293	3,163,820
David’s Bridal, Inc.(f),(g)
Term Loan
10/11/19	5.250%	3,531,711	2,988,711
Dollar Tree, Inc.(f)
Tranche B2 Term Loan
07/06/22	4.250%	1,750,000	1,769,687
General Nutrition Centers, Inc.(f),(g)
Tranche B Term Loan
03/04/19	3.500%	3,146,032	2,895,671
Gymboree Corp. (The)(f),(g)
Term Loan
02/23/18	5.000%	1,999,084	898,049
Harbor Freight Tools USA, Inc.(f),(g)
Term Loan
08/18/23	4.243%	4,895,525	4,880,251
Hudson’s Bay Co.(f),(g)
Term Loan
09/30/22	4.250%	1,816,244	1,739,617
J. Crew Group, Inc.(f),(g)
Term Loan
03/05/21	4.078%	3,943,853	2,588,706
JC Penney Corp., Inc.(f),(g)
Term Loan
06/23/23	5.304%	4,121,250	4,113,543
Men’s Wearhouse, Inc. (The)(f),(g)
Tranche B Term Loan
06/18/21	4.528%	894,273	856,266
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Michaels Stores, Inc.(f),(g)
Tranche B1 Term Loan
01/30/23	3.750%	3,600,662	3,592,777
Neiman Marcus Group, Inc. (The)(f),(g)
Term Loan
10/25/20	4.250%	3,063,233	2,440,386
Party City Holdings, Inc.(f),(g)
Term Loan
08/19/22	4.170%	2,836,977	2,833,828
PetSmart, Inc.(f),(g)
Tranche B2 Term Loan
03/11/22	4.020%	4,152,285	3,798,884
Pilot Travel Centers LLC(f),(g)
Tranche B Term Loan
05/25/23	2.993%	2,445,819	2,464,921
Raley’s (f),(g)
Term Loan
05/18/22	7.250%	2,169,806	2,180,655
Rite Aid Corp.(f),(g)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	1,950,000	1,953,042
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	1,900,000	1,901,786
Sports Authority, Inc. (The)(e),(f)
Tranche B Term Loan
11/16/17	0.000%	1,268,500	76,110
Total			70,129,354
Supermarkets 0.6%
Albertsons LLC(f),(g)
Tranche B4 Term Loan
08/25/21	3.993%	268,938	269,807
Tranche B5 Term Loan
12/21/22	4.401%	2,985,019	2,997,705
Tranche B6 Term Loan
06/22/23	4.302%	2,157,532	2,166,529
Crossmark Holdings, Inc.(f),(g)
1st Lien Term Loan
12/20/19	4.647%	2,329,515	1,809,754
Total			7,243,795
Technology 12.3%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
01/25/21	4.397%	1,807,377	1,819,811
2nd Lien Term Loan
01/24/22	7.647%	989,077	995,674

12	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Avaya, Inc.(e),(f)
Tranche B6 Term Loan
03/31/18	0.000%	1,950,483	1,621,553
Tranche B7 Term Loan
05/29/20	0.000%	962,171	802,210
BMC Software Finance, Inc.(f),(g)
Tranche B1 Term Loan
09/10/22	5.000%	3,901,229	3,921,944
CDW LLC(f),(g)
Term Loan
08/17/23	3.150%	2,417,856	2,432,436
Cirque Du Soleil, Inc.(f),(g)
2nd Lien Term Loan
07/10/23	9.397%	3,000,000	2,977,500
CommScope, Inc.(f),(g)
Tranche 5 Term Loan
12/29/22	3.493%	1,578,600	1,589,461
CSRA, Inc.(f),(g)
Tranche B Term Loan
11/30/23	3.493%	1,056,838	1,064,320
Dell International LLC(f),(g)
Tranche B Term Loan
09/07/23	3.500%	5,973,653	5,994,681
EVERTEC Group LLC(f),(g)
Tranche B Term Loan
04/17/20	3.492%	1,588,125	1,583,170
First Data Corp.(f),(g)
Term Loan
07/08/22	3.988%	2,985,451	3,001,124
04/26/24	3.491%	2,448,508	2,448,508
Go Daddy Operating Co. LLC(f),(g)
Term Loan
02/15/24	3.493%	13,000,000	13,050,440
Greenway Health LLC(f),(g)
Term Loan
02/16/24	5.820%	2,000,000	2,016,260
Infor US, Inc.(f),(g)
Tranche B6 Term Loan
02/01/22	3.897%	4,997,187	4,985,493
Informatica Corp.(f),(g)
Term Loan
08/05/22	4.647%	2,954,967	2,941,788
Information Resources, Inc.(f),(g)
1st Lien Term Loan
01/18/24	5.250%	1,525,000	1,539,777
2nd Lien Term Loan
01/20/25	9.250%	1,625,000	1,619,930
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
IPC Corp.(f),(g)
Tranche B1 1st Lien Term Loan
08/06/21	5.672%	1,955,088	1,829,630
MA FinanceCo LLC(f),(g)
Tranche B2 Term Loan
11/19/21	3.672%	2,903,269	2,912,937
MA FinanceCo LLC(f),(g),(h)
Tranche B3 Term Loan
04/19/24	0.000%	1,150,000	1,153,231
Micron Technology, Inc.(f),(g)
Term Loan
04/26/22	3.500%	3,970,000	3,994,257
Microsemi Corp.(f),(g)
Tranche B Term Loan
01/15/23	3.241%	2,085,697	2,093,811
Misys Ltd.(f),(g),(j)
Term Loan
04/26/24	0.000%	3,050,000	3,070,984
Neustar, Inc.(f),(g),(h)
Tranche B2 Term Loan
03/01/24	0.000%	2,100,000	2,127,132
Oberthur Technologies Holding SAS(f),(g)
Tranche B1 Term Loan
01/10/24	3.750%	553,289	554,258
Oberthur Technologies Holding SAS(f),(g),(h),(i)
Tranche B2 Term Loan
01/10/24	0.000%	896,711	898,280
ON Semiconductor Corp.(f),(g)
Term Loan
03/31/23	3.243%	3,914,689	3,931,209
OpenLink International Inc.(f),(g)
Term Loan
07/29/19	7.750%	882,722	885,661
Quest Software US Holdings, Inc.(f),(g)
1st Lien Term Loan
10/31/22	7.000%	1,620,937	1,647,278
Rackspace Hosting, Inc.(f),(g)
Tranche B 1st Lien Term Loan
11/03/23	4.535%	2,543,625	2,561,125
Riverbed Technology, Inc.(f),(g)
Term Loan
04/25/22	4.250%	3,955,387	3,945,499
Rovi Solutions Corp./Guides, Inc.(f),(g)
Tranche B Term Loan
07/02/21	3.500%	2,625,750	2,630,135
RP Crown Parent, LLC(f),(g)
Term Loan
10/12/23	4.500%	1,122,187	1,130,368

Columbia Floating Rate Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(f),(g)
Term Loan
02/22/24	3.743%	3,371,125	3,403,420
Science Applications International Corp.(f),(g)
Tranche B Term Loan
05/04/22	3.563%	1,607,194	1,614,234
SCS Holdings I, Inc.(f),(g)
Tranche B 1st Lien Term Loan
10/30/22	5.250%	1,647,315	1,659,670
Seattle Spinco, Inc.(f),(g),(h)
Tranche B Term Loan
04/19/24	0.000%	5,500,000	5,515,455
Sensata Technologies BV/Finance Co. LLC(f),(g)
Term Loan
10/14/21	3.240%	939,399	945,346
SS&C Technologies Holdings, Inc.(f),(g)
Tranche B1 Term Loan
07/08/22	3.243%	1,770,538	1,782,719
Tranche B2 Term Loan
07/08/22	3.243%	147,035	148,047
Synchronoss Technologies, Inc.(f),(g)
Term Loan
01/19/24	4.082%	2,700,000	2,538,000
Syniverse Holdings, Inc.(f),(g)
Term Loan
04/23/19	4.172%	991,288	906,097
Tranche B Term Loan
04/23/19	4.147%	1,892,560	1,736,423
Tempo Acquisition, LLC(f),(g),(h)
Tranche B Term Loan
04/19/24	0.000%	3,950,000	3,947,037
Tessera Holdings Corp.(f),(g)
Tranche B Term Loan
12/01/23	4.243%	2,119,687	2,138,235
TransUnion LLC(f),(g)
Tranche B2 Term Loan
04/09/23	3.493%	4,421,687	4,457,060
TTM Technologies, Inc.(f),(g)
Tranche B Term Loan
05/31/21	5.250%	1,710,526	1,740,461
Uber Technologies, Inc.(f),(g)
Term Loan
07/13/23	5.000%	5,753,606	5,735,655
Vantiv LLC(f),(g)
Tranche B Term Loan
10/14/23	3.490%	1,376,283	1,386,178
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Veritas US, Inc.(f),(g)
Tranche B1 Term Loan
01/27/23	6.772%	1,881,000	1,870,034
Western Digital Corp.(f),(g)
Tranche B2 Term Loan
04/29/23	3.743%	3,414,243	3,442,888
Zebra Technologies Corp.(f),(g)
Term Loan
10/27/21	3.600%	4,380,731	4,421,735
Total			141,160,569
Transportation Services 0.2%
Hertz Corp. (The)(f),(g)
Tranche B1 Term Loan
06/30/23	3.743%	2,434,112	2,435,841
Wireless 1.6%
SBA Senior Finance II LLC(f),(g)
Tranche B1 Term Loan
03/24/21	3.250%	1,016,745	1,022,622
Tranche B2 Term Loan
06/10/22	3.250%	3,969,697	3,980,177
SFR Group SA(f),(g)
Term Loan
07/15/25	3.906%	3,550,000	3,547,337
Sprint Communications, Inc.(f),(g)
Term Loan
02/02/24	3.500%	3,200,000	3,202,016
Telesat Canada(f),(g)
Tranche B4 Term Loan
11/17/23	4.150%	5,931,600	5,973,121
Total			17,725,273
Wirelines 1.3%
Level 3 Financing, Inc.(f),(g)
Tranche B Term Loan
02/22/24	3.241%	5,050,000	5,064,443
Southwire Co. LLC(f),(g)
Term Loan
02/10/21	3.490%	1,566,818	1,573,180
Windstream Services LLC(f),(g)
Tranche B6 Term Loan
03/29/21	5.000%	4,385,611	4,411,662
Tranche B7 Term Loan
02/17/24	4.200%	1,528,769	1,526,857

14	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Zayo Group LLC(f),(g)
Tranche B2 Term Loan
01/19/24	3.500%	1,698,036	1,708,751
Total			14,284,893
Total Senior Loans (Cost $1,074,241,251)			1,062,511,602

Warrants —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Education Media(a),(c)	383	—
Total Consumer Discretionary		—
Total Warrants (Cost $—)		—

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(k),(l)	81,123,630	81,123,630
Total Money Market Funds (Cost $81,120,427)		81,123,630
Total Investments (Cost: $1,193,374,848)		1,189,812,262
Other Assets & Liabilities, Net		(43,721,239)
Net Assets		1,146,091,023

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2017, the value of these securities amounted to $175,177, which represents 0.02% of net assets.
(c)	Negligible market value.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $15,110,747 which represents 1.32% of net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2017, the value of these securities amounted to $3,252,808 which represents 0.28% of net assets.
(f)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(g)	Variable rate security.
(h)	Represents a security purchased on a forward commitment basis.
(i)	At April 30, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
DuBois Chemicals, Inc. Delayed Draw 1st Lien Term Loan 03/15/24 4.881%	290,000
Oberthur Technologies Holding SAS Tranche B2 Term Loan 01/10/24 0.000%	896,711
Tricorbraun Holdings, Inc. Delayed Draw 1st Lien Term Loan 11/30/23 3.750%	202,273

(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2017.
Columbia Floating Rate Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	46,834,781	352,979,137	(318,690,288)	81,123,630	(887)	451,329	81,123,630
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At April 30, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,193,375,000	20,938,000	(24,501,000)	(3,563,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
16	Columbia Floating Rate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	2,268,233	6,803,013	818,853	—	9,890,099
Energy	3,737,056	521,560	—	—	4,258,616
Financials	—	—	755,109	—	755,109
Information Technology	—	—	0*	—	0*
Materials	7,785,799	504,990	—	—	8,290,789
Telecommunication Services	382,870	—	—	—	382,870
Utilities	1,584,999	1,598,981	—	—	3,183,980
Total Common Stocks	15,758,957	9,428,544	1,573,962	—	26,761,463
Corporate Bonds & Notes	—	19,068,002	945	—	19,068,947
Preferred Stocks
Energy	—	—	346,620	—	346,620
Senior Loans	—	1,028,318,453	34,193,149	—	1,062,511,602
Warrants	—	—	—	—	—
Money Market Funds	—	—	—	81,123,630	81,123,630
Total Investments	15,758,957	1,056,814,999	36,114,676	81,123,630	1,189,812,262

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
280,612	—	—	280,612
Columbia Floating Rate Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Floating Rate Fund, April 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 07/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2017 ($)
Common Stocks	341,673	—	(94,999)	(710,213)	—	(220,449)	2,257,950	—	1,573,962
Corporate Bonds & Notes	543,600	3	57	885	—	—	—	(543,600)	945
Preferred Stocks	—	—	—	289,068	—	—	57,552	—	346,620
Senior Loans	71,793,306	(1,365)	(1,307,624)	2,506,274	6,532,854	(28,285,012)	10,012,034	(27,057,318)	34,193,149
Total	72,678,579	(1,362)	(1,402,566)	2,086,014	6,532,854	(28,505,461)	12,327,536	(27,600,918)	36,114,676
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2017 was $279,697, which is comprised of Common Stocks of $(683,988), Corporate Bonds & Notes of $885, Preferred Stocks of $289,068 and Senior Loans of $673,732.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, corporate bonds, common stocks, and preferred stocks classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
18	Columbia Floating Rate Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017